UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930
(Name and address of agent for service)

Copy to:

John O’Hanlon
Dechert LLP
200 Clarendon Street
27th Floor
Boston, Massachusettts 02116

(Name and address for agent for service)

Registrant’s telephone number, including area code:
651-228-0935

Date of fiscal year end: December 31, 2009

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST

Clearwater Growth Fund

Clearwater Small Cap Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

Annual Report

for the period ended

December 31, 2009

Letter to our shareholders (unaudited)

February 26, 2010

After the unprecedented turmoil in both the equity and fixed income markets during 2008, which was clearly reflected in the performance of your Clearwater Funds, we are very pleased to report positive performances in 2009. Each of the four Clearwater Funds, including the new International Fund, showed positive returns, with both the Small Cap and Tax-Exempt Bond funds significantly outperforming their respective benchmarks. In the Funds’ Performance section on subsequent pages of this letter is specific information for each of the four Clearwater Funds, including a brief review of 2009 market conditions, a discussion of 2009 performance, and a market outlook for 2010.

We encourage you to read this annual report as it contains important information about financial performance and fund holdings as well as investment performance. In addition, this report describes the annual contract renewal process in December of 2009, during which your Board of Trustees reviewed the performance of your investment manager, Clearwater Management Company and each subadviser. Based on this review, your Board of Trustees met again on February 9, 2010 and voted to terminate the subadvisory contract of Keeley Asset Management Corporation (“Keeley”.) As of the date of this report, Keeley has been notified of the decision taken by the Board of Trustees. Your next communication from the Clearwater Funds will be the prospectus and statement of additional information, which will be mailed to you at the end of April. We encourage you to read the updated prospectus and statement of additional information as it includes important information for you as a shareholder, and has been updated to include summary information on each of the Clearwater Funds.

We hope the information contained within this report is helpful to you, our shareholders. We thank you for your continued confidence and for choosing to invest with us.

George Weyerhaeuser, Jr. CEO, Clearwater Investment Trust	Philip W. Pascoe President, Clearwater Management Company

Funds’ Performance

Clearwater Growth Fund

2009 Market Overview: US stocks rallied throughout 2009, with the fourth quarter of the year particularly strong, as demonstrated by the S&P 500 Index, which was up 6% in the final three months of the year. This was the third consecutive positive quarter for this broad market indicator, which finished 2009 up 26.5%; remarkable considering the fragile state of the US economy and the uncertain environment for capital and credit markets.

2009 Fund Performance: The Clearwater Growth Fund is passively managed to closely mirror the Russell 1000® index. During 2009, the Growth Fund generally matched both the individual securities and industry and sector weightings of the Russell 1000 Index, with the exception of the purchase or sale of certain portfolio securities made to manage taxable gains. The Growth Fund’s 2009 total return, which is net of fees and expenses, was 27.9%, versus 28.4% for the Russell 1000 Index, which does not have fees and expenses.

Parametric Portfolio Associates 2010 Market Outlook: In 2009, the US equity market clearly did not recover on its own. The Federal Reserve kept interest rates at near zero all year and, with help from the U.S. Treasury Department, added unprecedented stimulus into the economy, encouraging investors to buy stocks. However, inflation could limit the Fed’s ability to keep capital cheap during 2010 and beyond. Also unclear is the longer-term effect of the government’s massive deficit spending programs, not to mention the impact if and when these programs are rolled back. We are, therefore, cautiously optimistic as to the 2010 outlook for U.S. equity markets.

Clearwater Small Cap Fund

2009 Market Overview: Domestic stock markets finished December on an up note as the major equity indexes have posted gains in nine of the last ten months. For the full year, the stock market climbed back from very distressed levels in early March to finish the year with strong gains: The S&P 500 gained over 26% while the Russell 2000 advanced more than 27% which was the eighth best annual performance since this small cap index was introduced in 1979. Economic reports released in December showed that Retail sales posted the largest advance since August, rising 1.3%. This increase followed a 1.1% gain the prior month, indicating consumers are feeling a little better about their economic situation. The rise in consumer sentiment is also evident in the improvement in the December Conference Board Consumer Confidence Index. The Index rose to 52.9, up from a reading of 50.6 in November, and was the second consecutive monthly increase.

2009 Performance: The Clearwater Small Cap Fund had a total positive return, net of fees and expenses, for 2009 of 38.7% versus an increase of 27.2% for its benchmark the Russell 2000® Index. The Fund had two subadvisers during 2009, each of which has provided performance commentary for their respective portion of the Small Cap Fund, prior to reduction of fees and expenses below:

Kennedy Capital Management Performance Commentary: In 2009, our portion (approximately 75%) of the Clearwater Small Cap Fund generated a return of 42.9% (gross of fees), outperforming the Russell 2000 benchmark return of 27.2%. This outperformance was a result of a number of factors. First, our selection of specific securities, contributed significantly to 2009 performance. Our selection of securities within the Consumer Discretionary, Energy, Financial, and Industrial sectors were the strongest areas of performance during the year. Our allocation of securities (or sector weightings) among the various sectors making up the Russell 2000 Index was a less significant factor in our outperformance, although the fact that we chose to hold an underweight position in the Financials sector, versus the Russell 2000 did contribute positively to 2009 outperformance.

While we appreciate the desire for investors to understand the drivers of strong 2009 outperformance, we think it can be misleading to focus on a specific year’s performance. If we look over most multi-year periods, Kennedy has turned in solid performance for Clearwater. 2008 was a poor year, both on an absolute and relative basis. The strength in 2009 was largely derived from standing firm on our conviction on well managed companies that were temporarily shunned by investors in 2008. Additionally, we uncovered a number of stocks that were trading unreasonably low in relation to the simple cash on their balance sheets and/or their tangible book value. The market eventually rewarded these companies, leading to relative strength in our 2009 performance. In the end, we did not change our approach in 2009. In our view, rationality returned to the market, rewarding those companies whose cash flows and prospects deserved to be valued higher.

Kennedy Capital Management 2010 Market Outlook: As we look into 2010, we anticipate a gradual tightening of monetary policy, most notably in the U.S. but also in most of the other economies that are in recovery mode. Fed Chief Ben Bernanke, however, is well aware of the impact of premature withdrawal of fiscal and monetary stimulus. This was a major cause of the double-dip that the U.S. economy saw in 1937-38. The government’s role in supporting the economy will fade in 2010, but slowly. In the past, government stimulus was no longer needed once self-sustaining growth took hold.

Keeley Capital Management Performance Commentary: For the year ended December 31, 2009, our portion of the Clearwater Small Cap Fund (approximately 25%) underperformed its benchmark, the Russell 2000 Index. The portfolio rose approximately 26.3%, gross of fees, versus a gain of 27.2% for its benchmark. From a sector weight perspective, the portfolio continues to be over-weight Industrials and Energy, versus the Russell 2000. The Industrial overweight contributed positively to performance as did the Energy overweight, although less significantly. However, our specific stock selections within the Energy sector negatively impacted performance. The portfolio was under-weight in Financials throughout 2009, which also contributed positively to performance. It is important to note, that, as part of our investment philosophy, the portfolio will tend to be under-weight sectors with a short product life-cycle. Accordingly, the portfolio was under-weight Information Technology and Telecomm Services both of which hindered results for the year, as Technology was one of the best performing sectors within the Russell 2000 Index. One holding which had a significant positive impact on performance during 2009, was IMS Health, which jumped 40% during the fourth quarter after the announcement that they had agreed to be acquired.

Keeley Capital Management 2010 Market Outlook: In summary, we are upbeat with regard to the improving economic conditions and are positioning the portfolio accordingly. Additionally, valuations continue to be attractive despite the recent rise in the market, as an improving credit environment and enhanced stability in the financial system has provided more clarity and visibility regarding future prospects. While we are not anticipating a rapid recovery, we are encouraged by the improving confidence in the global financial system. This renewed confidence has allowed many companies, particularly within the financial services sector to collectively raise billions of dollars in new equity capital. Within this environment we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies. This lack of Wall Street coverage and sponsorship allows us to buy stock at a discount to our assessment of fair market value.

Clearwater Tax-Exempt Bond Fund

2009 Market Overview: 2009 was a year of significant healing for the fixed income credit markets after the liquidity crisis of 2008, which was caused by downgrades of bond insurers, failures of auction-rate securities, unwinding of leveraged positions and the collapse of Bear Stearns and Lehman Brothers. Liquidity began improving early in the year, and was enhanced by many government programs, including TARP, TALF and PPIP. Furthermore, the $787 billion fiscal stimulus bill enacted in February provided support for many state and local governments and helped the economy return to growth in the second half of 2009. U.S. Treasuries, which had been one of the few bright spots in 2008 due to investors’ flight to quality, were the only negative fixed income performers in 2009, as investors sought higher returns in other sectors of the fixed income markets. The Federal Reserve held the federal funds rate near zero throughout the year. In addition, the Fed used many other means to pump liquidity into fixed income markets. The U.S. Treasury yield curve steepened considerably during the year. Long-term Treasury yields finished the year about 175 basis points higher, while short-term yields fell, remaining below 1%. On the other hand, the tax-exempt yield curve flattened. Long-term municipal yields actually fell about 50 basis points during 2009, while short-term yields were relatively unchanged, remaining below 1%. The recent trend of revenue bonds underperforming general obligation bonds reversed itself during 2009, with revenue bonds returning 16.6% for the year, while general obligation bonds returned 9.9%. Furthermore, longer duration outperformed shorter duration, and lower quality issues outperformed those of higher credit quality, as investors sought yield.

2009 Performance: The Clearwater Tax-Exempt Bond Fund total return, net of fees and expenses, was 20.6% for 2009, versus an increase of 7.4% for its benchmark the Barclay’s 5-Year Municipal Bond Index.

Sit Investment Associates Performance Commentary: Overall 2009 was a very strong year in the tax-exempt bond market. The Tax-Exempt Bond Fund’s performance, with its heavy emphasis on revenue bonds, was very strong due to the sectors and structures in which it was invested, its longer duration, and its use of non-rated revenue bonds. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest Treasury rates and spread tightening, which is what the market and the Fund experienced in 2009. The Tax-Exempt Bond Funds’ duration of 5.9 years, longer than the 4.1 years of its benchmark, contributed significantly to its outperformance. Furthermore, every sector in which the Fund invested outperformed the benchmark. The Fund’s largest sector, hospital/healthcare, with 17.7% of the Fund’s assets, returned 23.8%, gross of fees in 2009. The Fund’s second largest sector, multi-family housing, with 17.6% of the Fund’s assets, returned 18.3%, gross of fees, for the year. Of particular note, the Fund’s 6.9% weighting in tax-exempt closed-end mutual funds returned 51.4%, gross of fess, for the year.

Sit Investment Associates 2010 Market Outlook: While modest growth has returned to the economy, with the unemployment rate still above 10%, the Fed is likely to continue to remain accommodative in 2010. Furthermore, fiscal stimulus from the Obama administration will continue to have a significant impact on fixed income markets in 2010. Returns in fixed income markets, except for U.S. Treasuries, are likely to be bumpy but positive as the Fed’s accommodative policies and the federal government’s fiscal stimulus continue to help the fixed income markets stabilize. We expect revenue bonds to again be strong performers in 2010, as the Fed’s accommodative policies and the Obama administration’s fiscal stimulus should continue to allay liquidity concerns in the market, and investor focus remains on yield. General obligation bond performance should remain weak on a relative basis, however, as many cities, counties and states continue to experience revenue shortfalls despite the economy pulling out of recession due to the persistent unemployment problem. In addition, potential problems funding retirement pension and healthcare obligations still persist. We expect U.S. economic growth to remain positive throughout 2010, although it may slow somewhat in the second half of the year, as the Fed looks to wean the economy off its accommodative policies of the past few years and the federal government’s stimulus run out of steam. With the housing and sub prime mortgage mess still unwinding and unemployment reaching levels not seen in decades, interest rates may continue to be volatile during the year. The Treasury yield curve should remain relatively steep, with yields rising across the curve, while the tax-exempt curve grows somewhat flatter, with short-term rates rising and long-term municipal yields falling. Build America Bonds, which were authorized under the fiscal stimulus bill, will remove over $100 billion of tax-exempt supply in 2010, helping tax-exempt bonds to outperform.

Clearwater International Fund
The Clearwater International Fund commenced operations on February 5, 2009, with two subadvisers, Parametric Portfolio Associates and Axa Rosenberg. Eagle Global Advisors and Artisan Partners were added as subadvisers of the International Fund in May and June 2009, respectively.

2009 Market Overview: Worldwide equity markets staged a dramatic recovery off their March, 2009 lows following unprecedented stimulative action by governments and central banks around the world. Globally, small cap stocks outperformed large cap, while in terms of style, growth handily outperformed value due to the strength of cyclical sectors like Technology, Consumer Discretionary and Materials. Regionally, Europe outperformed the U.S. and Japan, largely due to currency effect, while Japan failed to reach double-digit gains for the year. Emerging markets continued to lead developed markets for the year with China being the main engine of global economic growth.

As the year closed, corporate earnings came in modestly better than expected as companies improved their margins with aggressive cost cutting and productivity gains. Although the global economy has begun to show signs of improvement, top-line corporate revenue still remains under pressure. The link between earnings and stock returns has been challenged over the past 18 months as investors lacked confidence in the long-term earnings power of companies, while macroeconomic themes dominated the market environment.

2009 Performance: For the period since inception on February 5, 2009, through December 31, 2009, the Clearwater International Fund had a total return, net of fees and expenses of 35.5%. This compared to a 46.0% return for the International Fund’s benchmark the MSCI World Index over the same period. The International Fund’s performance was negatively impacted partially due to the time required to invest in securities as part of the commencement of operations. This meant that the International Fund was not fully invested in the equities market during the period and therefore did not fully participate in the increase. Each subadviser to the International Fund has provided 2009 performance commentary for the period during which they were investing the assets of the International Fund and 2010 market outlook for their respective portion of the Fund below.

Parametric Portfolio Associates Performance Commentary: The portion of the International Fund (approximately 60%) we manage is designed to mirror the MSCI World Index. Our portion of the International Fund returned 43.12, versus 45.09% for MSCI World Index. Once the portfolio was fully invested it is generally aligned with the MSCI World as to specific securities and sector weightings. However, the time required to get the portfolio fully invested during the commencement of the International Fun negatively impacted overall performance.

AXA Rosenberg Performance Commentary: Our portion of the Clearwater International Fund (approximately 15%) posted impressive absolute returns of 44.55%, gross of fees and expenses, but underperformed the MSCI World, which returned 53.9% during the period between March 31, 2009 (when the portfolio funded) and December 31, 2009. Relative returns suffered as our proprietary valuation approach and emphasis on earnings remained out of favor. Instead, the market was focused on distressed opportunities, creating a sharp disconnect between the long term corporate earnings power and its short term trajectory. Overall, country and industry attribution was modestly negative for 2009, and stock selection was the primary detractor of relative performance. We maintain fairly neutral regional weights, and country and Industry weights are a result of bottom-up fundamentals. While stock selection was negative across most sectors, several industries reflected a rationalization of prices and valuation. Security selection within Banks, Paper and Forest Products, Metal, Aircraft and Telephone were positive. We remain overweight software stocks within Information Technology. As the global economy recovers, particularly in Asia, technology companies are likely to benefit from a revival in corporate capital expenditures and the software and hardware industry groups continue to present attractive earning profiles, both on valuation and earnings outlook. Towards the end of the year, we increased our overweight in Materials and significantly reduced our underweight to Consumer Staples.

Axa Rosenberg 2010 Market Outlook: As the economies around the world recover, and earnings visibility improves, we believe that investors will be more discerning in their focus on the relationship between earnings and price. This is a welcome development for fundamental stock pickers like ourselves as we seek to build portfolios that will capture more future earnings per dollar invested than the benchmark. As the recovery continues, the market will shift away from distress and rationalization will broaden to other more stable companies that exhibit large mispricings.

Artisan Partners Performance Commentary: Our portion of the Clearwater International Fund represents approximately 15% of the total Fund. For period June 15, 2009 through December 31, 2009 our portfolio returned 21.87%, gross of fees, versus 21.80% for the benchmark. Our largest contributor to the portfolio’s return during the year was, Signet Jewelers. The stock increased by more than 200% from its level at the end of 2008 and was the largest contributor to the portfolio’s investment returns for the year. Significant returns during the year also came across many industries and geographies with notable impacts from Experian, Publicis Groupe, Samsung Electronics, Guoco Group and Adecco. There were, though, several equities that declined during the year. Meitec declined as fundamentals deteriorated in its Japanese engineering outsourcing business and we also incurred losses on our shares of Nokia and Julius Baer. Both of these latter companies, in our view, were facing significant secular challenges. We sold them close to the bottom of the market in favor of other undervalued equities. In the fourth quarter, the portfolio’s consumer staples businesses generated very good returns as Unilever, Diageo, Nestle and Grupo Modelo all increased more than 10%. These global franchises simply became too cheap as more cyclical companies were favored by the market earlier in the year. Our significant investments in the health care sector also gained considerably as the current version of U.S. health reform looks less threatening to the near term economics of the industry.

Artisan Partners 2010 Market Outlook: Providing an outlook is, of course, a fool’s errand. In the short-term, markets are unpredictable. Over the long-term, we believe, our businesses will grow business value and undervaluation gaps will unwind. Our only insight into today’s market resides in the aggregate discount of our portfolio. Today, the aggregate portfolio discount is in the range of normal relative to our own history, though valuations are based on estimates that assume a rather muted economic environment. Macro trends are tough to discern (as usual) with obvious imbalances offset by the fact that we have had a significant rebasing of the global economy from which we could grow. Though the outcome could vary widely, we remain invested in what we believe are superior businesses with strong balance sheets, at cheap prices — factors that enhance the odds of generating wealth over time.

Eagle Global Advisors Performance Commentary: Initial funding of our portfolio (approximately 10% of the Clearwater International Fund) commenced in mid-June, continued through the third and fourth quarters, and was completed in early December. In total there were 39 inflows of varied amounts over that period. Concurrently, global equity markets were in the midst of a significant yet volatile rally (the MSCI World Index rose 19.7% from July through September), extending a sharp rebound from the depths of the lows seen in mid-March. For the period June 30, 2009 through December 31, 2009, our portion of the International Fund posted a return, gross of fees and expenses of 20.3%, versus 22.3% for the MSCI World Index. From a portfolio management perspective, such circumstances provide additional challenge when investing new monies, particularly when there is a high frequency of large inflows. As a result, the portfolio contained, on average, a larger allocation to cash than expected under normal circumstances. This allocation hindered portfolio performance with fund results trailing the MSCI World Index by approximately 400 basis points from June 30 through year-end (+20.15% vs. +24.16%). With a cash balance of only 2.3% the account was fully invested as of 12/31 and performing as expected.

During the last half of 2009, our investment process was guiding the team to adopt a cautious optimism and, accordingly, we began to transition the portfolio away from the defensive posture that was a legacy of our 2008 strategy. The resulting actions increased allocations to the more cyclically oriented sectors, with relative overweights in Energy and Technology and increased, although still underweight, exposures in Industrials and Materials. Allocations to the traditionally defensive Staples and Telecom sectors remained overweight with a combination of both developed and emerging markets names. Although confidence in Financials is increasing, a long-standing underweight to this sector remains. This combination of both cyclical and defensive holdings provides a balanced exposure that will benefit from improving global economic conditions.

Eagle Global Advisors 2010 Market Outlook: Global growth is back and poised to accelerate in 2010 as developed economies recover from one of the worst recessions in recent history and as emerging markets resume strong economic growth. The strength of the recovery in many developed countries is uncertain as analysts worry about potential deleveraging from households and financial institutions. In addition, government fiscal stimulus measures will begin to decelerate into the latter half of the year. Moreover, recent meetings of major economic powers at the G-20 Summit and the Bank of International Settlements (BIS) meetings resulted in concerns about the timing of and the tools necessary to unwind the highly accommodative and sometimes unconventional monetary policies around the world. Most agree a gradual approach is needed, although we have already seen commodity-centric countries like Australia and Norway be the first to begin increasing interest rates. The Eurozone economy grew for the first time in a year and a half in the third quarter of 2009 and is likely to accelerate further into 2010. Yet, there is stress in the Eurozone in some of its smaller economies like Spain, Greece, and Ireland. The OECD projects Eurozone GDP to grow about 1% in 2010 from a projected -4% decline in 2009, although some economists expect a better recovery. The U.K. economy showed mixed signals in the fourth quarter of 2009, with an unexpected plunge in industrial activity in November leading the monetary authorities to increase their quantitative easing measures in the same month. The significant stimulative fiscal and monetary measures in the U.K. are likely to lift growth in that country to almost 2% for 2010, according to Bloomberg consensus estimates. The emerging markets have again taken their place as the growth engines of the world with some expecting a strong bounce of greater than 6% real GDP growth in 2010 for the emerging economies. This will be led by the likes of China, India, and Brazil.

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Growth Fund and the Russell 1000 Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Small Cap Fund and the Russell 2000 Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Tax-Exempt Bond Fund and the Barclays 5-Year Municipal Bond Fund Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
International Fund and the MSCI World ex-US Index

Fund Expense Example
(unaudited)

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expenses charged by the acquired funds.)

The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six month ended December 31, 2009.

Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

Actual	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period* July 1, 2009 thru December 31, 2009
Growth Fund	$1,000.00	$1,227.10	$1.57
Small Cap Fund	$1,000.00	$1,266.30	$5.43
Tax-Exempt Bond Fund	$1,000.00	$1,081.90	$1.89
International Fund	$1,000.00	$1,208.50	$5.01

Hypothetical (5% return before expenses)
Growth Fund	$1,000.00	$1,025.21	$1.43
Small Cap Fund	$1,000.00	$1,025.21	$4.85
Tax-Exempt Bond Fund	$1,000.00	$1,025.21	$1.84
International Fund	$1,000.00	$1,025.21	$4.59

* Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Growth Fund	0.28%
Small Cap Fund	0.95%
Tax-Exempt Bond Fund	0.36%
International Fund (a)	0.90%

(a) The expense ratio for the International Fund represents the blended expense ratio during the period. The management fee at inception of the Fund was 1.00%, but was reduced through voluntary waivers to 0.80% during the period ended December 31, 2009.

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure (“Policies”) that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Independent Trustees

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Lucy R. Jones (68) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 10 yrs Term: Indefinite	Private Investor	4	None

Charles W. Rasmussen (43)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 10 yrs Term: Indefinite	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002- Present);	4	None

Laura E. Rasmussen (46)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 10 yrs Term: Indefinite	Business Owner	4	None

Justin H. Weyerhaeuser (36) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 2 yrs Term: Indefinite	Attorney	4	None

1 Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are nieces or nephews of Mr. F. T.
Weyerhaeuser (see below).

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Officers and Interested Trustee

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
George H. Weyerhaeuser, Jr. (56) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee, Chairman, Chief Executive Officer and Treasurer	As Trustee; Tenure: 3 yrs Term: Indefinite As Officer; Tenure: 3 yr Term: Reappointed annually	Senior Vice President, Technology, Weyerhaeuser Company (1998 - 2006) Director, Clearwater Management Company (1987- 2006) Member, Advisory Board, Pictet Advisory Overseas Services Ltd (2009 - Present)	4	Foss Waterway Development Authority

Frederick T. Weyerhaeuser (78)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee, Vice President and Secretary	As Trustee; Tenure: 22 yrs Term: Indefinite As Officer; Tenure: 22 yrs Term: Reappointed Annually	Private Investor	4	Potlach Corporation (1960 - 2003)

1 Mr. F. T. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds’ adviser.

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Officers and Interested Trustee

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Jennifer D. Lammers (49)	Chief Compliance Officer	Tenure: September 2009- Present Term: Reappointed Annually

Clearwater Management Company, Inc: Chief Compliance Officer, 9/09 - Present; Fiduciary Counselling, Chief Financial Officer and Chief Compliance Officer, 9/09 - Present; RiverSource Investments and RiverSource Funds, Chief Compliance Officer, 2006 - 2009; President, Tamarack Funds, 2003 - 2006

				N/A	N/A
30 East 7th Street, Saint. Paul, Minnesota 55101

Additional information about the Fund Directors is available in the Funds’ Statement of Additional Information (SAI). The SAI is available, without charge, upon request, by contacting the transfer agent at (888) 228-0935 or writing the Funds at 2000 Wells Fargo Place, 30 East 7th Street, St. Paul, Minnesota 55101-4930. The Funds do not have an Internet Web site.

Approval of the Investment Management and Subadviser Service Agreements
Clearwater Management Company (“CMC”) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund (collectively, “the Funds”.) CMC also provides other administrative services to the Funds, and these services, as well as its investment management services, are provided to the Funds under an agreement (the “Management Agreement”.) CMC conducts due diligence when selecting each subadviser (collectively, the “Subadvisers”) for the Funds and oversees the performance of the Subadvisers. The Subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements (the “Subadvisory Agreements”.)

On an annual basis, the Funds’ Board of Trustees (the “Trustees”) including the independent trustees, considers renewal of the Management Agreement and the Subadvisory Agreements. The Trustees considered the renewal of the Agreements at their in-person meeting on December 10-11, 2009. Prior to the meeting, the Trustees requested, received, and reviewed written responses from CMC and the Subadvisers to questions posed to them on behalf of the Trustees and supporting materials relating to those questions and responses. The information presented at the meeting, including performance and expense data obtained from independent sources were designed to assist the Trustees in making their determination as to the renewal of the Management Agreement and Subadvisory Agreements. Also during this meeting, counsel to the Funds reviewed with the Trustees the various factors relevant to their consideration of the Management Agreement and Subadvisory Agreements, and the Trustees’ responsibilities related to their review. In addition to the information presented on December 10-11, 2009, at each regularly scheduled meeting throughout the year, the Trustees reviewed information on the investment performance and financial results of the Funds. Following an analysis and discussion of the factors described below, the Trustees, including all independent trustees present, approved renewal of the Management Agreement and the Subadvisory Agreements, with the exception of the Subadvisory Agreement described in the paragraph titled “Keeley Asset Management Subadvisory Agreement” below, for an additional one year period.

Nature, Extent and Quality of Services Provided
The Trustees considered information presented as to the services provided by CMC and the Subadvisers, as well as their investment expertise, resources and capabilities. The Trustees considered the quality of the Subadvisers previously recommended by CMC, as well as the ongoing work performed by CMC to recommend enhancements as to individual fund management or creation of new funds. The Board of Trustees specifically noted the work performed by CMC to create the new International Fund during 2009. The Trustees also noted the efforts of CMC to enhance its compliance program and oversight of Subadvisers. The Trustees reviewed information regarding the financial condition of CMC and the Subadvisers as related to their ongoing ability to provide services as specified under the Investment Management Agreement and Subadvisory Agreements. The Trustees reviewed specific information as to the investment performance of the Funds for various periods, as well as the performance of their respective benchmark indices and peer groups. The Trustees also reviewed reports summarizing the net assets, redemptions and purchases of shares of the Funds during 2009. Based on their analysis of the data presented, the Trustees concluded that they were generally satisfied with the nature and quality of the services being provided under the Investment Management Agreement and Subadvisory Agreements.

Comparative Fees and Cost of Services Provided
The Trustees reviewed the fees paid to CMC and the Subadvisers. The Trustees reviewed reports describing both the management fees charged by CMC and the total expense ratios of the Funds in comparison to those of similarly situated funds. In addition, throughout the year, the Trustees reviewed information as to the expense ratios of the Funds compared to the median expense ratio of a peer group of funds with a comparable investment strategy. The Trustees also reviewed information provided by the Subadvisers as to fees charged to other subadvisory clients. The Trustees noted the ongoing efforts of CMC to reduce fees paid by shareholders via voluntary waivers. The Trustees also reviewed CMC’s profitability, particularly noting CMC’s payment of fees and expenses normally absorbed by mutual fund shareholders, and profitability information provided by the Subadvisers. The Trustees concluded that profitability levels for CMC and the Subadvisers were reasonable.

Economies of Scale
The Trustees considered whether economies of scale might be realized by CMC as the Funds’ assets grow, and whether there also might be benefits from such growth for the Funds’ shareholders. The Trustees noted that the Growth, Tax-Exempt and Small Cap funds have been in operation for a number of years, and based on the distribution strategy of the Funds will probably not see significant increases in size. The Trustees further noted that CMC has already reduced, through voluntary waivers, the management fees for the International Fund, which commenced operations in 2009. However, the Trustees determined that they would continue to monitor the growth of the International Fund and consider whether there were additional opportunities to realize benefits from economies of scale for shareholders in the future.

Based on the factors as described above, the Trustees, including all of the independent trustees present, concluded that the investment management fees and subadvisory fees were fair and reasonable especially in view of the investment performance and quality of services provided. In reaching this conclusion, no single factor was considered determinative.

Keeley Asset Management Subadvisory Agreement
Keeley Asset Management (Keeley) is responsible for managing a portion (approximately 25%) of the portfolio of the Small Cap Fund. The Trustees originally retained Keeley under the terms of a Subadvisory Agreement dated August 1, 2006. During the in-person meeting on December 10-11, 2009, the Trustees reviewed material provided by Keeley. The Trustees determined that they were not satisfied with the quality and extent of the information provided and therefore voted to extend the Subadvisory Agreement through the next regularly scheduled meeting of the Trustees, during which time additional information would be requested from Keeley. The Trustees, including all independent Trustees, met at an in person meeting on February 9, 2010 to review the additional information provided by Keeley. Upon review of the additional information provided specifically related to trading operations, the Trustees, including all of the independent Trustees, determined that they were not satisfied with the quality of services provided and voted to terminate Keeley’s Subadvisory Agreement.

In considering the Agreements, the Trustees reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment.

While individual Trustees may have weighed certain factors differently, the Trustees determinations with respect to the Agreements were based on a comprehensive consideration of all information provided to the Trustees throughout the year, and specifically with respect to the consideration of the Agreements. In connection with their deliberations, the independent Trustees met separately in executive session on several occasions, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Minneapolis, Minnesota
February 26, 2010

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

December 31, 2009

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $219,797,937 Growth Fund; $183,979,346 Small Cap Fund; $553,658,511 Tax-Exempt Bond Fund; $220,330,599 International Fund)	$294,775,266	214,855,860	539,879,917	287,400,491
Cash and cash equivalents	—	—	5,298	6,443,945
Foreign currencies, at value (cost: $156,445)	—	—	—	156,382
Receivable for securities sold	1,877,497	3,326,735	557,205	151,129
Receivable for shares of beneficial interest sold	—	—	200,700	—
Accrued dividend and interest receivable, less the allowance for uncollectible interest of $597,609 (Tax-Exempt Bond Fund)	384,734	188,357	6,604,354	359,366
Foreign tax reclaimable receivable	—	—	—	143,998
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,831
Total assets	297,037,497	218,370,952	547,247,474	294,661,142
Liabilities

Payables for investment securities purchased	—	3,221,889	3,453,826	1,185,474
Payables for fund shares redeemed	3,652,447	329,899	917,386	328
Accrued investment advisory fee	197,195	484,223	482,511	568,546
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,899
Total liabilities	3,849,642	4,036,011	4,853,723	1,759,247
Net assets	$293,187,855	214,334,941	542,393,751	292,901,895
Capital

Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 12,527,061; 14,874,041; 58,619,344; and 22,257,269 shares, respectively)	$236,185,498	228,843,400	564,712,778	225,668,748
Undistributed net investment income (loss)	133,061	—	188	(679,781)
Accumulated net realized gain (loss)	(18,108,033)	(45,384,973)	(8,540,621)	843,369
Unrealized appreciation (depreciation) of investments	74,977,329	30,876,514	(13,778,594)	67,069,559
Net assets	$293,187,855	214,334,941	542,393,751	292,901,895
Net asset value per share of outstanding capital stock	$23.40	14.41	9.25	13.16

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Operations

Year ended December 31, 2009

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund*
Investment income:
Income:
Dividends (net of foreign taxes withheld of $555, $527, $0, and $490,792 respectively)	$5,350,914	1,443,713	2,032,088	4,658,912
Interest	6,723	40,625	24,752,362	16,735
Total income	5,357,637	1,484,338	26,784,450	4,675,647

Expenses:
Federal excise taxes	—	—	61	—
Investment advisory fee	1,066,576	2,203,193	2,818,053	1,754,776
Voluntary fee reduction	(402,929)	(652,798)	(1,127,221)	(140,724)
Total expenses	663,647	1,550,395	1,690,893	1,614,052
Net investment income (loss)	4,693,990	(66,057)	25,093,557	3,061,595
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,594,039)	(12,244,262)	(3,545,962)	5,289,409
Net realized gain (loss) on foreign currency transactions	—	—	—	272,268
Unrealized appreciation during the period	68,041,563	71,407,497	62,240,551	67,069,892
Unrealized appreciation on forward foreign currency exchange contracts during the period	—	—	—	932
Translation of other assets and liabilities denominated in foreign currencies during the period	—	—	—	(1,265)
Net gain on investments	59,447,524	59,163,235	58,694,589	72,631,236

Net increase in net assets from operations	$64,141,514	59,097,178	83,788,146	75,692,831

See accompanying notes to financial statements.

* Period from February 5, 2009 (commencement of operations) to December 31, 2009.

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

Years ended December 31, 2009 and 2008

	Growth Fund		Small Cap Fund
	12/31/2009	12/31/2008	12/31/2009	12/31/2008
Operations:
Net investment income (loss)	$4,693,990	5,402,700	(66,057)	632,123
Net realized gain (loss) on investments	(8,594,039)	(3,244,756)	(12,244,262)	(33,071,302)
Change in unrealized appreciation (depreciation) during the period	68,041,563	(129,750,015)	71,407,497	(50,669,506)
Net increase (decrease) in net assets from operations	64,141,514	(127,592,071)	59,097,178	(83,108,685)
Distributions to shareholders from:
Net investment income	(4,613,011)	(5,407,889)	—	(619,899)
Net realized gain on investments	—	—	—	—
Total distributions to shareholders	(4,613,011)	(5,407,889)	—	(619,899)
Capital share transactions:
Proceeds from shares sold	85,875,365	44,225,789	75,386,269	70,802,034
Reinvestment of distributions from net investment income and gain	4,613,011	5,407,889	—	619,899
Payments for shares redeemed	(54,091,900)	(50,362,010)	(40,994,631)	(113,834,227)
Increase (decrease) in net assets from capital share transactions	36,396,476	(728,332)	34,391,638	(42,412,293)
Total increase (decrease) in net assets	95,924,979	(133,728,292)	93,488,816	(126,140,877)
Net assets:
At the beginning of the period	197,262,876	330,991,168	120,846,125	246,987,001
At the end of the period	$293,187,855	197,262,876	214,334,941	120,846,124
Undistributed net investment income (loss)	$133,061	52,082	(53,833)	12,224

	Tax-Exempt Bond Fund		International Fund
	12/31/2009	12/31/2008	12/31/09*
Operations:
Net investment income (loss)	$25,093,557	18,391,619	3,061,595
Net realized gain (loss) on investments	(3,545,962)	(3,472,572)	5,561,677
Change in unrealized appreciation (depreciation) during the period	62,240,551	(64,059,902)	67,069,559
Net increase (decrease) in net assets from operations	83,788,146	(49,140,855)	75,692,831
Distributions to shareholders from:
Net investment income	(25,117,859)	(18,367,129)	(4,013,644)
Net realized gain on investments	—	—	(4,446,040)
Total distributions to shareholders	(25,117,859)	(18,367,129)	(8,459,684)
Capital share transactions:
Proceeds from shares sold	120,179,220	171,622,315	244,076,067
Reinvestment of distributions from net investment income and gain	25,117,859	18,367,120	8,459,684
Payments for shares redeemed	(32,421,588)	(89,028,497)	(26,867,003)
Increase (decrease) in net assets from capital share transactions	112,875,491	100,960,938	225,668,748
Total increase (decrease) in net assets	171,545,778	33,452,954	292,901,895
Net assets:
At the beginning of the period	370,847,973	337,395,019	—
At the end of the period	$542,393,751	370,847,973	292,901,895
Undistributed net investment income (loss)	$188	24,490	(669,341)

See accompanying notes to financial statements.

   * Period from February 5, 2009 (commencement of operations) to December 31, 2009.

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(1)	Organization

Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the Funds). The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth, Small Cap, and International Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital. The Clearwater International Fund commenced operations on February 5, 2009.

The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000® Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The Fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the Fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the Fund’s portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund’s policy to minimize realization of taxable gains.

The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000® Index, an unmanaged, capitalization weighted. The Fund may invest up to 20% of its assets in microcap securities, generally defined as securities with a market capitalization under $300 million.

The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

The Clearwater International Fund, using a “multi-style, multi-manager” approach, allocates portions of its assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers, Parametric Portfolio Associates (Parametric), AXA Rosenberg Investment Management LLC (AXA Rosenberg), Artisan Partners Limited Partnership (Artisan Partners), and Eagle Global Advisors, LLC (Eagle). The Fund generally invests at least 80% of the value of its net assets in equity securities that trade in markets outside the United States. Such securities are generally issued by companies domiciled outside of the United States or companies that derive more than half of their revenues or pre-tax income from activities occurring outside of the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including amortization of original issue discount and premium, is accrued daily.

(b)	Foreign Currency Translations

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s assets as measured in U.S. dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gain (loss) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy.

Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The International Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in net realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 9.

(d)	Spot Contracts

The International Fund enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate, with settlement occurring in two business days. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal.

Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 9.

(e)	Cash and Cash Equivalents

For the International Fund, cash and cash equivalents include cash and short-term deposits maintained in foreign currencies.

(f)	Recoverable Taxes

The balance disclosed as foreign tax reclaimable receivable represents net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the International Fund.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(g)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Management has yet to file a federal tax return for the International Fund as operations commenced on February 5, 2009. Therefore, management has not yet analyzed the International Fund’s tax positions; however, the International Fund anticipates concluding that no provision for income tax will be required in the International Fund’s financial statements for December 31, 2009. Management has analyzed the other three funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and Minnesota state income and federal excise tax returns for the 2006, 2007, 2008 and 2009 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period or fiscal year in which amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid by the funds during the years ended December 31, 2009 and 2008 was as follows:

	Tax-Exempt		Ordinary Income
	2009	2008	2009	2008

Growth Fund	$—	—	4,613,011	5,407,889
Small Cap Fund	—	—	—	619,899
Tax-Exempt Bond Fund	24,795,282	18,268,358	322,577	98,771
International Fund*	—	—	8,459,684	—

*Commenced investment operations on February 5, 2009.

Qualified Dividend Income Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), 100% of ordinary dividends paid during the years ended December 31, 2008 and 2009 for the Growth Fund, 100% of ordinary dividends paid during the year ended December 31, 2008 for the Small Cap Fund, and 47.02% of ordinary dividends paid during the period ended December 31, 2009 for the International Fund are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2009.

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

Foreign Tax Credit The International Fund intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within foreign countries and the foreign tax credit were 0.2286 and 0.0221, respectively.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund*

Undistributed ordinary income	$133,061	(53,833)	188	1,066,168
Undistributed capital gain	—	—	—	—
Accumulated capital losses	(17,834,842)	(45,354,932)	(8,540,621)	—
Unrealized appreciation (depreciation)	74,704,138	30,846,473	(13,778,594)	66,167,973

Total	$57,002,357	(14,562,292)	(22,319,027)	67,234,141

*Commenced investment operations on February 5, 2009.

On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund*

Undistributed net investment income	$—	$53,833	$—	$272,268
Accumulated net realized gains (loss)	—	—	—	(272,268)
Additional paid-in capital	—	(53,833)	—	—

*Commenced investment operations on February 5, 2009.

(h)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Growth, Small Cap, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

(i)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(j)	Recent Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (“FASB”) issued additional guidance related to fair value measurement. This guidance requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There were no changes to the financial position of the Funds and the results of their operations upon adoption of this guidance. Management believes that appropriate disclosures, reflecting the potential impact of this guidance, have been made for the current period as part of the Notes to Financial Statements and Schedule of Investments.

In June 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued. Management has evaluated subsequent events for the Funds as described in note 10.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. Fair value measurement guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – valuations based on unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value their estimates. When prices are not readily available, or are determined not to reflect fair value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of each Fund as of December 31, 2009 using the Fair Value methodology and broad levels described above:

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

	Investments in Securities at Value
	Growth Fund (a)	Small Cap Fund (b)

Level 1	$294,775,266	214,416,140
Level 2	—	439,720
Level 3	—	—

Total	$294,775,266	214,855,860

(a)	For the Growth Fund, 100% of the investment value is compromised of equity securities and cash equivalents. See the Fund’s Schedule of Investments for industry classification.

(b)

For the Small Cap Fund, 100% of the investment value is compromised of equity and fixed income securities and cash equivalents. See the Fund’s Schedule of Investments for industry classification. Level 2 securities are fixed income securities.

Clearwater Tax-Exempt Bond Fund (c)	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Cash Equivalents
STIF- Type Instrument	$—	15,798,249	—	15,798,249
Total Cash Equivalents	—	15,798,249	—	15,798,249
Fixed Income
Closed-End Funds	36,715,907	—	—	36,715,907
Municipal Bonds	—	486,482,817	552,924	487,035,741
Other Asset Backed	—	330,020	—	330,020
Total Fixed Income	36,715,907	486,812,837	552,924	524,081,668

Total	$36,715,907	502,611,086	552,924	539,879,917

(c) For this fund, 100% of the investment value is compromised of closed-end funds, fixed income securities, and cash equivalents. Level 2 securities are primarily fixed income securities.

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

The following is a reconciliation of investments for the Clearwater Tax-Exempt Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 12/31/08	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	71,716
Net purchases (sales)	481,208
Net transfers in and/or out of Level 3	—
Balance as of 12/31/09	$552,924

As of December 31, 2009 total change in unrealized gains or losses on Level 3 securities still held at year end and included in the change in net assets was $0.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

Clearwater International Fund (d)	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stock
Consumer Discretionary	$3,628,715	33,471,223	—	37,099,938
Consumer Staple	2,955,426	25,345,048	—	28,300,474
Energy	5,648,177	17,616,871	421,737	23,686,785
Financials	7,639,687	61,454,335	—	69,094,022
Health Care	3,152,567	18,219,055	—	21,371,622
Industrials	1,389,329	32,876,771	188,354	34,454,454
Information Technology	3,177,965	13,346,030	160,485	16,684,480
Materials	6,748,229	23,946,149	—	30,694,378
Telecommunication Services	1,358,040	10,694,860	—	12,052,900
Utilities	258,838	11,118,935	—	11,377,773
Total Common Stock	35,956,973	248,089,277	770,576	284,816,826
Preferred Stocks
Consumer Discretionary	—	263,052	—	263,052
Consumer Staples	—	122,867	—	122,867
Energy	627,372	—	—	627,372
Health Care	—	79,614	—	79,614
Materials	412,012	—	—	412,012
Utilities	—	76,820	—	76,820
Total Preferred Stock	1,039,384	542,353	—	1,581,737
Corporate Bonds	—	—	995,466	995,466
Total Corporate Bonds	—	—	995,466	995,466
Rights
Energy	—	2,927	—	2,927
Total Rights	—	2,927	—	2,927
Warrants
Financials	3,535	—	—	3,535
Total Warrants	3,535	—	—	3,535

Total	$36,999,892	248,634,557	1,766,042	287,400,491

Other Financial Instruments*	$—	932	—	932

*Other Financial instruments include futures and forwards, if applicable.

(d) For this fund, 100% of the investment value is compromised of equity securities, corporate bonds, rights, and warrants. See the Fund’s Schedule of Investments for geographical classification. Level 2 securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

The following is a reconciliation of investments for the Clearwater International Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock
	Energy	Industrials	Information Technology	Corporate Bonds
Balance as of 2/5/09*	$—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)	86,686	40,022	21,042	(58,993)
Net purchases (sales)	335,051	148,332	139,443	1,054,459
Net transfers in and/or out of Level 3	—	—	—	—
Balance as of 12/31/09	$421,737	188,354	160,485	995,466

*Commenced investment operations on February 5, 2009.

As of December 31, 2009 total change in unrealized gains or losses on Level 3 securities still held at year end and included in the change in net assets was $88,757.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the period ended December 31, 2009, were as follows:

	Purchases	Sales

Growth Fund	$88,485,288	51,246,757
Small Cap Fund	180,562,530	148,167,992
Tax-Exempt Bond Fund	202,852,431	104,241,263
International Fund*	285,010,450	69,969,260

*Fund commenced operations on February 5, 2009.

(5)	Capital Share Transactions

Transactions in shares of each fund for the periods ended December 31, 2009 and 2008 were as follows:

	Growth Fund		Small Cap Fund
	2009	2008	2009	2008

Sold	4,317,991	1,825,122	6,858,845	5,527,593
Issued for reinvested distributions	197,053	290,747	—	59,663
Redeemed	(2,592,135)	(2,338,433)	(3,617,902)	(8,764,097)

Increase	1,922,909	(222,564)	3,240,943	(3,176,841)

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

	Tax-Exempt Bond Fund		International Fund*
	2009	2008	2009

Sold	13,601,897	19,251,653	23,904,428
Issued for reinvested distributions	2,823,365	2,036,379	642,834
Redeemed	(3,640,932)	(10,437,584)	(2,289,993)

Increase	12,784,330	10,850,448	22,257,269

* Fund commenced operations on February 5, 2009.

(6)	Capital Loss Carry Over

For federal income tax purposes, the Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund have capital loss carryovers of $17,834,842, $45,354,932, $8,540,621, and $0, respectively, at December 31, 2009, which, if not offset by subsequent capital gains, will expire as follows:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Year of expiration:
2010	$5,878,353	—	—	—
2012	—	—	—	—
2013	183,070	—	508,252	—
2014	—	—	—	—
2015	—	—	1,013,836	—
2016	3,166,401	33,061,735	3,472,571	—
2017	8,607,018	12,293,197	3,545,962	—

Total	$17,834,842	45,354,932	8,540,621	—

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust’s President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund pay a fee equal to an annual rate of 0.45%, 1.35%, 0.60% and 1.00% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. CMC has periodically reduced its management fee for each of the Funds through voluntary waivers. As of December 31, 2009, the management fee paid by the Growth Fund net of voluntary waiver is 0.28%. Effective July 1, 2008 CMC voluntarily reduced the fees paid by the Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund funds to 0.95% and 0.36%, respectively. On October 1, 2009 CMC voluntarily reduced the fees paid by the Clearwater International Fund to 0.80%. These voluntary fee reductions may be discontinued at any time.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in any of the reported expense ratios.

CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. CMC pays each subadviser an annual fee, based on average daily net assets, in the following amounts:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Parametric Portfolio Associates	0.15% of net assets			0.15% of net assets

Kennedy Capital Management, Inc.		0.85% of the first $50 million in net assets it manages and then 0.80% of net assets in excess of $50 million

Keeley Asset Management		1.00% of the first $2 million in net assets it manages, then 0.85% of the next $8 million in net assets, and then 0.70% of net assets in excess of $10 million

Sit Fixed Income Advisers II, LLC			0.40% of the first $20 million in net assets and decreasing in reduced percentages to 0.20% of net assets in excess of $75 million

AXA Rosenberg				0.85% of the first $50 million in net assets it manages, then 0.75% of the next $50 million in net assets, and then 0.65% of net assets in excess of $100 million

Artisan Partners, LP				0.80% of the first $50 million in net assets it manages, then 0.60% of the next $50 million in net assets, and then 0.50% of net assets in excess of $100 million

Eagle Global Advisors, LLC				0.60% of the first $100 million in net assets it manages and then 0.50% of net assets in excess of $100 million

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(8)	Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

	Year ended December 31,
Growth Fund	2009	2008	2007	2006	2005

Net asset value, beginning of year	$18.60	30.57	29.47	26.03	24.93

Income from investment operations:
Net investment income	0.39	0.51	0.48	0.40	0.37
Net realized and unrealized gain (loss)	4.78	(11.96)	1.10	3.44	1.10
Total from investment operations	5.17	(11.45)	1.58	3.84	1.47
Less distributions:
Dividends from net investment income	(0.37)	(0.52)	(0.48)	(0.40)	(0.37)
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.37)	(0.52)	(0.48)	(0.40)	(0.37)

Net asset value, end of year	$23.40	18.60	30.57	29.47	26.03

Total return (a)	27.9%	(37.5)%	5.4%	14.8%	5.9%

Net assets, end of year (000s omitted)	$293,188	197,263	330,991	291,513	229,371

Ratio of expenses to average net assets (b) (c)	0.28%	0.28%	0.28%	0.31%	0.36%

Ratio of net investment income to average net assets (b)	1.98%	1.92%	1.61%	1.56%	1.52%

Portfolio turnover rate (excluding short-term securities)	21.83%	14.71%	17.99%	5.24%	5.80%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2009, 2008, 2007, 2006, and 2005, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively, and the ratio of net investment income to average daily net assets would have been 1.81%, 1.75%, 1.44%, 1.42%, and 1.43%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

	Year ended December 31,
Small Cap Fund	2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.39	16.68	18.71	18.09	19.14

Income from investment operations:
Net investment income (loss)	—	0.05	—	(0.04)	(0.04)
Net realized and unrealized gains (losses)	4.02	(6.29)	0.58	3.13	1.81
Total from investment operations	4.02	(6.24)	0.58	3.09	1.77
Less distributions:
Distributions from net investment income	—	(0.05)	—	—	—
Distributions from net realized gains	—	—	(2.61)	(2.47)	(2.82)

Total distributions	—	(0.05)	(2.61)	(2.47)	(2.82)

Net asset value, end of year	$14.41	10.39	16.68	18.71	18.09

Total return (a)	38.7%	(37.4)%	3.1%	17.1%	9.2%

Net assets, end of year (000s omitted)	$214,335	120,846	246,987	253,846	203,351

Ratio of expenses to average net assets (b) (c)	0.95%	0.95%	0.98%	1.03%	1.14%

Ratio of net investment income (loss) to average net assets (b)	(0.04)%	0.32%	—%	(0.23)%	(0.19)%

Portfolio turnover rate (excluding short-term securities)	95.13%	117.12%	115.19%	69.57%	73.65%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2009, 2008, 2007, 2006, and 2005, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.44)%, (0.08)%, (0.37)%, (0.55)%, and (0.40)%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

Tax-Exempt Bond Fund	Year ended December 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$8.09	9.64	10.06	10.00	10.03

Income from investment operations:
Net investment income	0.47	0.46	0.46	0.43	0.48
Net realized and unrealized gains	1.16	(1.55)	(0.42)	0.06	(0.03)
Total from investment operations	1.63	(1.09)	0.04	0.49	0.45
Less distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.46)	(0.43)	(0.48)
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.47)	(0.46)	(0.46)	(0.43)	(0.48)

Net asset value, end of year	$9.25	8.09	9.64	10.06	10.00

Total return (a)	20.6%	(11.80)%	0.60%	5.3%	4.6%

Net assets, end of year (000s omitted)	$542,394	370,848	337,395	283,745	225,476

Ratio of expenses to average net assets (b) (c)	0.36%	0.37%	0.38%	0.42%	0.48%

Ratio of net investment income to average net assets (b)	5.36%	5.03%	4.75%	4.66%	4.77%

Portfolio turnover rate (excluding short-term securities)	22.90%	32.20%	27.58%	40.20%	41.39%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2009, 2008, 2007, 2006, and 2005 the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively, and the ratio of net investment income to average daily net assets would have been 5.10%, 4.80%, 4.53%, 4.48%, and 4.65%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

Year ended December 31,
International Fund	2009 (a)(b)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gains	3.35
Total from investment operations	3.54
Less distributions:
Distributions from net investment income	(0.18)
Distributions from net realized gains	(0.20)
Total distributions	(0.38)

Net asset value, end of year	$13.16

Total return (c)	35.48%

Net assets, end of year (000s omitted)	$292,902

Ratio of expenses to average net assets (d)(e)	0.92%

Ratio of net investment income to average net assets (d)(e)	1.74%

Portfolio turnover rate (excluding short-term securities)	35.33%

(a)	Commenced investment operations on February 5, 2009.

(b)	Net investment income for the period ended was calculated using the average shares outstanding method.

(c)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods less than one year.

(d)

Total fund expenses are contractually limited to 1.00% of average daily net assets. However, during the period ended December 31, 2009, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.00%, for the period ended December 31, 2009, and the ratio of net investment income to average daily net assets would have been 1.66%.

(e)	Annualized for periods less than one year.

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(9)	Derivative Instruments

None of the derivatives held in the International Fund have been designated as hedging instruments. Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives in the International Fund by location as presented in the Statement of Assets and Liabilities as of December 31, 2009:

	ASSETS		LIABILITIES
Derivative type	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$5,831	Unrealized depreciation on forward foreign currency exchange contracts	$4,899

The following tables set forth by primary risk exposure the International Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended December 31, 2009:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS			CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	Statement of Operations Location	Value	Derivative type	Statement of Operations Location	Value
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions	$661,749	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts during the period	$932

The following table presents the volume of derivative activity for the period ended December 31, 2009. Derivative activity during the period is measured by number of transactions during the period and average notional amount for foreign exchange contracts.

	Foreign Exchange Contracts
	Number of Transactions	Average Notional Amount
Clearwater International Fund	3,430	$81,830

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2009

(10)	Subsequent Events

On February 9, 2010, the Board of Trustees voted to terminate the subadvisory contract of Keeley Asset Management Corporation (“Keeley”.) Keeley, one of two subadvisers to the Clearwater Small Cap Fund, manages approximately 25% of the assets of the Small Cap Fund. As of the date of this report, Keeley has been notified of the Board of Trustees’ decision.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.

22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
800	AARON S INC	$24,772	22,184
2,300	ABERCROMBIE + FITCH CO	50,218	80,155
2,900	ADVANCE AUTO PARTS	103,545	117,392
1,400	AEROPOSTALE (b)	53,991	47,670
8,150	AMAZON COM INC (b)	416,559	1,096,338
3,300	AMERICAN EAGLE OUTFITTERS INC	33,099	56,034
2,100	AUTOLIV	50,385	91,056
1,200	AUTOZONE INC (b)	111,271	189,684
7,975	BED BATH + BEYOND INC (b)	241,621	308,074
8,450	BEST BUY CO INC	232,128	333,437
1,400	BIG LOTS INC (b)	15,477	40,572
2,800	BJS WHSL CLUB INC (b)	93,845	91,588
1,300	BLACK + DECKER CORPORATION	44,208	84,279
3,800	BORG WARNER INC	107,106	126,236
11,950	BRINKER INTL INC	176,297	178,294
8,300	BROCADE COMMUNICATIONS SYS INC (b)	52,215	63,329
6,400	CABLEVISION SYS CORP	104,096	165,248
5,468	CARMAX INC (b)	78,791	132,599
16,000	CARNIVAL CORP (b)	508,260	507,040
14,043	CBS CORP NEW	273,383	197,304
1,200	CENTRAL EUROPEAN MEDIA ENTERPR (b)	24,318	28,332
5,100	CHICOS FAS INC (b)	55,562	71,655
1,000	CHIPOTLE MEXICAN GRILL INC (b)	83,937	88,160
4,500	CLEAR CHANNEL OUTDOOR HLDGS IN (b)	27,962	46,755
7,500	COACH INC	71,549	273,975
75,567	COMCAST CORP NEW	1,337,579	1,274,060
2,600	COPART INC (b)	76,486	95,238
11,800	COSTCO WHSL CORP NEW	446,725	698,206
6,900	D R HORTON INC	46,031	75,003
4,200	DARDEN RESTAURANTS INC	109,766	147,294
1,500	DICKS SPORTING GOODS INC (b)	24,803	37,305
23,748	DIRECTV GROUP INC (b)	390,682	791,996
9,296	DISCOVERY COMMUNICATIONS INC (b)	167,124	246,530
5,700	DISH NETWORK CORP	174,889	118,389
48,860	DISNEY WALT CO	1,096,498	1,575,735
2,000	DOLBY LABORATORIES INC (b)	43,420	95,460
2,500	DOLLAR TREE INC (b)	70,662	120,750
3,600	DREAMWORKS ANIMATION SKG (b)	77,238	143,820
6,220	EXPEDIA INC DEL (b)	124,528	159,916
5,600	FAMILY DLR STORES INC	141,708	155,848
3,000	FOOT LOCKER INC	40,394	33,420
83,163	FORD MTR CO DEL (b)	506,171	831,630
4,300	FORTUNE BRANDS INC	149,332	185,760
5,100	GAMESTOP CORP NEW (b)	46,725	111,894
3,100	GANNETT INC	25,746	46,035
12,000	GAP INC	191,181	251,400
2,200	GARMIN LTD	40,557	67,540
7,900	GENTEX CORP	112,612	141,015
5,050	GENUINE PARTS CO	153,969	191,698
4,200	GOODYEAR TIRE AND RUBBER (b)	114,093	59,220
1,600	GUESS INC	59,816	67,680
2,081	HANESBRANDS INC (b)	53,684	50,173
6,750	HARLEY DAVIDSON INC	39,547	170,100
4,300	HARMAN INTL INDS INC NEW	74,799	151,704
4,700	HASBRO INC	119,921	150,682
6,600	HERTZ GLOBAL HLDGS INC (b)	37,676	78,672
41,025	HOME DEPOT INC	204,348	1,186,853
2,710	IAC INTERACTIVECORP (b)	66,598	55,501

See accompanying notes to financial statements.	23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer discretionary (Cont’d):
7,800	INTERNATIONAL GAME TECHNOLOGY	$211,426	146,406
15,600	INTERPUBLIC GROUP COS INC (b)	40,950	115,128
5,300	J C PENNEY INC	210,583	141,033
13,250	JOHNSON CTLS INC	201,230	360,930
1,200	KB HOME	31,938	16,416
8,450	KOHLS CORP (b)	127,787	455,709
2,800	LAMAR ADVERTISING CO (b)	29,498	87,052
6,200	LAS VEGAS SANDS CORP (b)	42,935	92,628
3,700	LEGGETT +PLATT INC	74,495	75,480
4,700	LENNAR CORP	64,339	60,019
16,837	LIBERTY MEDIA CORP NEW - INTERACTIVE (b)	134,351	182,513
4,440	LIBERTY MEDIA CORP NEW - CAPITAL (b)	22,396	106,027
1,272	LIBERTY MEDIA STARZ SE A WI (b)	18,267	58,703
8,090	LIMITED BRANDS INC	92,851	155,652
41,500	LOWES COS INC	765,581	970,685
3,300	M.D.C. HOLDINGS INC	109,610	102,432
9,300	MACYS INC	172,825	155,868
7,869	MARRIOTT INTL INC NEW	130,250	214,430
8,700	MATTEL INC	164,712	173,826
29,500	MCDONALDS CORP	1,053,307	1,841,980
5,390	MCGRAW HILL COS INC	156,956	180,619
3,700	MGM MIRACE INC (b)	23,921	33,744
1,800	MOHAWK INDS INC (b)	128,808	85,680
800	NETFLIX COM INC (b)	32,332	44,112
4,200	NEWELL RUBBERMAID INC	97,738	63,042
71,975	NEWS CORP	943,234	985,338
8,800	NIKE INC	324,896	581,416
4,300	NORDSTROM INC	45,233	161,594
100	NVR INC (b)	51,543	71,071
4,200	O REILLY AUTOMOTIVE INC (b)	144,100	160,104
4,500	OFFICE DEPOT INC (b)	65,209	29,025
7,495	OMNICOM GROUP	278,273	293,429
1,500	PANERA BREAD CO (b)	69,668	100,455
1,900	PENN NATL GAMING INC (b)	71,272	51,642
2,900	PETSMART INC	64,210	77,401
1,500	PHILLIPS VAN HEUSEN CORP	61,290	61,020
1,500	POLO RALPH LAUREN CORP	31,320	121,470
1,100	PRICELINECOM INC (b)	120,841	240,350
10,400	PULTE HOMES INC	106,280	104,000
6,200	RADIOSHACK CORP	75,547	120,900
6,000	REGAL ENTMT GROUP	86,655	86,640
3,500	ROSS STORES INC	80,292	149,485
2,000	ROYAL CARIBBEAN CRUISES LTD	25,110	50,560
2,300	SCRIPPS NETWORKS INTERACTIVE I	91,239	95,450
1,227	SEARS HLDGS CORP (b)	78,518	102,393
3,000	SHERWIN WILLIAMS CO	150,183	184,950
2,600	SIGNET JEWELERS LTS (b)	52,469	69,472
1,400	SNAP ON INC	52,729	59,164
2,900	STANLEY WORKS	129,263	149,379
19,350	STAPLES INC	327,531	475,817
18,450	STARBUCKS CORP (b)	249,339	425,457
5,010	STARWOOD HOTELS + RESORTS INC	224,617	183,216
23,200	TARGET CORP	883,352	1,122,184
1,900	THOR INDS INC	22,316	59,660
4,200	TIFFANY +CO NEW	122,192	180,600
9,279	TIME WARNER CABLE INC	408,963	384,058
30,733	TIME WARNER INC	788,784	895,560
10,347	TJX COS INC NEW	205,891	378,183
4,700	TOLL BROS INC (b)	102,805	88,407

See accompanying notes to financial statements.	24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer discretionary (Cont’d):
800	TRW AUTOMOTIVE HLDGS CORP (b)	$18,216	19,104
3,227	URBAN OUTFITTERS INC (b)	61,562	112,913
2,900	V F CORP	180,557	212,396
16,457	VIACOM INC NEW (b)	520,692	489,267
7,400	VIRGIN MEDIA INC	115,726	124,542
3,166	WABCO HLDGS INC	71,725	81,651
700	WABTEC	25,603	28,588
57,096	WAL MART STORES INC	2,638,122	3,051,781
100	WASHINGTON POST CO	43,247	43,960
9,090	WENDYS/ARBYS GROUP INC	56,673	42,632
2,300	WHIRLPOOLCORP	98,184	185,518
1,000	WILEY JOHN + SONS INC	40,649	41,880
600	WMS INDUSTRIES INC (b)	24,981	24,000
5,475	WYNDHAM WORLDWIDE CORP	24,501	110,431
1,600	WYNN RESORTS LTD	42,372	93,168
11,416	YUM BRANDS INC	146,079	399,218

		24,183,027	33,284,927	11.35%
Consumer staples:
1,600	ALBERTO CULIVER CO NEW	38,952	46,864
57,100	ALTRIA GROUP INC	597,136	1,120,873
15,900	ARCHER DANIELS MIDLAND CO	350,257	497,829
12,162	AVON PRODS INC	310,053	383,103
3,144	BROWN FORMAN CORP	115,946	168,424
3,200	BUNGE LIMITED	255,908	204,256
7,300	CAMPBELL SOUP CO	204,835	246,740
1,500	CENTRAL EUROPEAN DISTR CORP (b)	21,353	42,615
3,000	CHURCH AND DWIGHT INC	157,235	181,350
3,600	CLOROX CO	190,920	219,600
61,659	COCA COLA CO	2,445,980	3,514,563
6,200	COCA COLA ENTERPRISES INC	118,931	131,440
12,390	COLGATE PALMOLIVE CO	727,954	1,017,839
15,000	CONAGRA INC	326,418	345,750
4,600	CONSTELLATION BRANDS INC (b)	63,227	73,278
1,300	CORN PRODUCTS INTL INC	29,972	37,999
40,522	CVS CAREMARK CORP	863,946	1,305,214
3,700	DEAN FOODS CO NEW (b)	73,612	66,748
5,773	DEL MONTE FOODS CO	57,723	65,466
6,000	DR PEPPER SNAPPLE GROUP INC (b)	125,060	169,800
1,200	FLOWERS FOODS INC	25,434	28,512
7,100	GENERAL MLS INC	328,188	502,751
800	GREEN MTN COFFEE ROASTERS (b)	44,948	65,176
1,600	HANSEN NAT CORP (b)	61,969	61,440
8,075	HEINZ H JCO	303,404	345,287
1,900	HERBALIFE LTD	52,204	77,083
3,100	HERSHEY CO / THE	120,285	110,949
3,100	HORMEL FOODS CORP	111,616	119,195
5,600	KELLOGG CO	258,254	297,920
10,250	KIMBERLY CLARK CORP	587,793	653,028
44,838	KRAFT FOODS INC (b)	900,485	1,218,697
16,400	KROGER CO	292,193	336,692
2,667	LAUDER ESTEE COS INC	103,843	128,976
3,300	LORILLARD INC	157,432	264,759
2,800	MCCORMICK+ CO INC	97,399	101,164
80,478	MERCK + CO INC NEW	2,270,379	2,940,666
2,400	MOLSON COORS BREWING CO	78,697	108,384
1,000	NBTY INC (b)	21,300	43,540
3,700	PEPSI BOTTLING GROUP INC	103,155	138,750
900	PEPSIAMERICAS INC	23,765	26,334
40,626	PEPSICO INC	1,773,663	2,470,061

See accompanying notes to financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer staples (Cont’d):
52,700	PHILIP MORRIS INTL ORD SHR	$1,138,121	2,539,613
77,489	PROCTER AND GAMBLE CO	2,361,508	4,698,158
2,100	RALCORP HLDGS INC NEW (b)	128,338	125,391
3,300	REYNOLDS AMERN INC	124,559	174,801
11,419	SAFEWAY INC	225,733	243,111
20,650	SARA LEE CORP	225,034	251,517
5,400	SMITHFIELD FOODS INC (b)	108,846	82,026
2,700	SMUCKER JM CO	124,838	166,725
4,606	SUPERVALU INC	89,569	58,542
14,000	SYSCO CORP	285,312	391,160
2,100	TERRA INDS INC	102,659	67,599
9,527	TYSON FOODS INC (DEL)	111,286	116,896
23,050	WALGREEN CO	270,653	846,396
3,000	WHOLE FOODS MKT INC (b)	64,425	82,350

		20,152,696	29,723,399	10.14%
Energy:
14,546	ANADARKO PETE CORP	641,100	907,961
8,334	APACHE CORP	370,833	859,819
7,500	BAKER HUGHES INC	443,015	303,600
10,000	BJ SVCS CO	226,632	186,000
1,804	CABOT OIL+ GAS CORP	57,973	78,636
5,000	CAMERON INTL CORP (b)	131,489	209,000
15,086	CHESAPEAKE ENERGY CORP	355,404	390,426
52,095	CHEVRON CORP	2,701,263	4,010,794
2,800	CIMAREX ENERGY CO	154,862	148,316
3,200	CONCHO RES INC (b)	107,893	143,680
39,144	CONOCOPHILLIPS	1,303,880	1,999,084
4,631	CONSOL ENERGY INC	120,948	230,624
1,000	CONTINENTAL RES INC OK (b)	20,765	42,890
9,300	DENBURY RES INC (b)	88,955	137,640
14,023	DEVON ENERGY CORPORATION NEW	719,712	1,030,691
1,700	DIAMOND OFFSHORE DRILLING INC	159,726	167,314
4,100	DRESSER RAND GROUP INC (b)	134,747	129,601
17,400	EL PASO CORP	139,789	171,042
1,200	ENCORE AQUISITION CO (b)	85,206	57,624
3,654	ENSCO INTERNATIONAL SPON ADR (d)	161,474	145,941
7,900	EOG RESOURCES INC	319,223	768,670
3,700	EXCO RES INC	56,238	78,551
8,400	EXTERRAN HLDGS INC (b)	175,098	180,180
126,033	EXXON MOBIL CORP	6,126,570	8,594,190
3,200	FMC TECHNOLOGIES INC (b)	138,073	185,088
4,100	FRONTIER OIL CORP	57,462	49,364
22,858	HALLIBURTON CO	509,109	687,797
2,200	HELIX ENERGY SOLUTIONS GROUP (b)	23,551	25,850
3,100	HELMERICH AND PAYNE INC	39,003	123,628
6,600	HESS CORP	450,982	399,300
1,200	HOLLY CORP	22,578	30,756
23,586	MARATHON OIL CORP	631,024	736,355
4,100	MARINER ENERGY INC (b)	52,383	47,601
2,000	MASSEY ENERGY CORP	68,948	84,020
5,200	MURPHY OIL CORP	172,519	281,840
5,400	NABORS INDUSTRIES LTD (b)	164,133	118,206
9,622	NATIONAL OILWELL VARCO INC	245,031	424,234
5,142	NEWFIELD EXPL CO (b)	222,527	247,999
4,200	NOBLE ENERGY INC	158,333	299,124
20,214	OCCIDENTAL PETE CORP	397,871	1,644,409
2,000	OCEANEERING INTL INC (b)	102,370	117,040
900	OIL STATES INTL INC (b)	54,464	35,361
5,600	PATTERSON UTI ENERGY INC	114,212	85,960

See accompanying notes to financial statements.	26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
6,700	PEABODY ENERGY CORP	$188,391	302,907
3,200	PIONEER NAT RES CO	48,507	154,144
3,300	PLAINS EXPL + PRODTN CO (b)	92,785	91,278
5,600	PRIDE INTERNATIONAL INC (b)	176,387	178,696
5,810	QUICKSILVER RES INC (b)	119,305	87,208
4,800	RANGE RESCORP	198,185	239,280
1,100	ROWAN COS INC	50,419	24,904
4,700	SANDRIDGE ENERGY INC (b)	41,069	44,321
30,500	SCHLUMBERGER LTD	1,622,723	1,985,245
5,200	SMITH INTL INC	112,076	141,284
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	448,260
2,400	SUNOCO INC	50,440	62,640
4,700	SUPERIOR ENERGY SVCS INC (b)	169,835	114,163
1,800	TESORO CORP	28,809	24,390
2,300	TIDEWATER INC	118,715	110,285
10,710	VALERO ENERGY CORP	111,500	179,393
1,300	WHITING PETE CORP NEW (b)	73,761	92,885
20,275	WILLIAMS COS INC	386,539	427,397
12,846	XTO ENERGY INC	369,473	597,724

		22,549,925	31,902,609	10.88%
Financials:
500	AFFILIATED MANAGERS GROUP INC (b)	28,438	33,675
13,250	AFLAC INC	403,500	612,813
700	ALEXANDRIA REAL ESTATE EQUIT	25,015	45,003
2,700	ALLIED WORLD ASSURANCE COMPANY	86,630	124,389
10,500	ALLSTATE CORP	409,968	315,420
4,829	AMB PPTY CORP	161,507	123,381
30,033	AMERICAN EXPRESS CO	1,023,561	1,216,937
1,800	AMERICAN FINL GROUP INC OHIO	29,745	44,910
2,600	AMERICAN INTL GROUP INC (b)	40,854	77,948
2,700	AMERICREDIT CORP (b)	31,865	51,408
7,191	AMERIPRISE FINL INC	278,023	279,155
14,400	ANNALY CAPITAL MANAGEMENT INC	233,405	249,840
7,000	AON CORP	213,108	268,380
6,028	APARTMENT INVT + MGMT CO	121,929	95,966
1,600	ARCH CAP GROUP LTD (b)	101,982	114,480
2,000	ASPEN INSURANCE HOLDINGS LTD (b)	45,330	50,900
4,100	ASSOCIATED BANC CORP	116,092	45,141
4,300	ASSURANT INC	180,126	126,764
1,834	AVALONBAY CMNTYS INC	136,479	150,590
5,100	AXIS CAPITAL HOLDINGS LTD	187,376	144,891
3,400	BANCORPSOUTH INC	62,679	79,764
34,001	BANK NEW YORK MELLON CORP	1,012,806	951,008
224,565	BANK OF AMERICA CORP	5,518,546	3,381,949
24,058	BB+T CORP	615,407	610,351
5,206	BERKLEY WR CORP	157,149	128,276
600	BLACKROCK INC CLA	110,619	139,320
3,688	BOSTON PPTYS INC	200,830	247,354
6,500	BRANDYWINE RLTY TR	106,523	74,100
1,100	BRE PPTYS INC	25,471	36,388
2,600	BROWN + BROWN INC	50,447	46,722
900	CAMDEN PPTY TR	24,791	38,133
11,447	CAPITAL ONE FINL CORP	360,144	438,878
6,900	CAPITALSOURCE INC	23,267	27,393
3,700	CB RICHARD ELLIS GROUP INC (b)	84,241	50,209
14,200	CHIMERA INVT CORP	49,341	55,096
8,000	CHUBB CORP	365,714	393,440
2,756	CINCINNATI FINL CORP	103,501	72,317
409,315	CITIGROUP INC	2,701,389	1,354,833

See accompanying notes to financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,300	CITY NATL CORP	$47,574	59,280
1,573	CME GROUP INC	449,149	528,449
4,300	COMERICA INC	217,302	127,151
900	CORPORATE OFFICE PPTYS TR	25,241	32,967
2,800	CORRECTIONS CORP AMER NEW (b)	56,290	68,740
2,300	DIGITAL RLTY TR INC	91,488	115,644
20,987	DISCOVER FINL SVCS	310,849	308,719
2,800	DOUGLAS EMMETT INC	24,514	39,900
2,500	DUKE RLTY CORP	64,721	30,425
900	ENDURANCE SPECIALTY HOLDINGS	25,106	33,507
5,416	EQUITY RESIDENTIAL	174,162	182,952
2,900	ERIE INDTY CO	151,861	113,158
2,400	EVEREST REINSURANCE GROUP LTD	184,908	205,632
900	FEDERAL RLTY INVT TR	48,629	60,948
3,000	FEDERATED INVS INC PA	71,403	82,500
6,281	FIDELITY NATL FINL INC	104,831	84,542
17,400	FIFTH THIRD BANCORP	138,329	169,650
900	FIRST AMERICAN CORP	28,508	29,799
600	FIRST CTZNS BANCSHARES INC N C	86,506	98,406
15,847	FIRST HORIZON NATL CORP	213,316	212,350
3,200	FIRST NIAGARA FINL GROUP INC	37,456	44,512
3,659	FRANKLIN RES INC	208,927	385,476
3,500	FULTON FINL CORP PA	37,748	30,520
1,600	GALLAGHER ARTHUR J + CO	34,040	36,016
15,500	GENWORTH FINL INC (b)	192,577	175,925
13,000	GLG PARTNERS INC (b)	48,200	41,860
13,426	GOLDMAN SACHS GROUP INC	1,422,609	2,266,846
400	GREENHILL + CO INC	27,762	32,096
1,200	HANOVER INS GROUP INC	51,342	53,316
7,800	HARTFORD FINANCIAL SVCS GRP	284,978	181,428
1,000	HCC INS HLDGS INC	24,155	27,970
7,100	HCP INC	118,485	216,834
4,000	HEALTH CARE REIT INC	162,580	177,280
1,800	HOSPITALITY PPTYS TR	23,967	42,678
14,422	HOST HOTELS + RESORTS INC	138,467	168,305
6,400	HRPT PPTYS TR	56,139	41,408
9,800	HUDSON CITY BANCORP INC	155,183	134,554
11,100	HUNTINGTON BANCSHARES INC	51,227	40,515
2,100	INTERCONTINENTAL EXCHANGE INC (b)	266,834	235,830
9,000	INVESCO LTD	201,525	211,410
1,200	INVESTMENT TECHNOLOGY GROUP (b)	25,026	23,640
7,200	JANUS CAP GROUP INC	93,054	96,840
2,700	JEFFERIES GROUP INC NEW (b)	64,508	64,071
2,700	JONES LANG LASALLE INC	155,615	163,080
99,246	JPMORGAN CHASE + CO	3,049,718	4,135,581
12,900	KEYCORP NEW	160,418	71,595
11,901	KIMCO RLTY CORP	259,284	161,021
6,152	LEGG MASON INC	147,960	185,544
3,500	LEUCADIA NATL CORP (b)	126,468	83,265
1,100	LIBERTY PROPERTY	24,811	35,211
9,248	LINCOLN NATL CORP IN	312,337	230,090
6,700	LOEWS CORP	155,821	243,545
5,251	MACERICH CO	139,318	188,773
5,200	MACK CA RLTY CORP	157,688	179,764
700	MARKEL CORP (b)	237,260	238,000
12,578	MARSH + MCLENNAN COS INC	320,563	277,722
6,299	MARSHALL + ILSLEY CORP NEW	75,858	34,330
7,800	MBIA INC (b)	38,883	31,044
1,300	MERCURY GEN CORP	38,019	51,038

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
13,700	METLIFE INC	$433,601	484,295
4,400	MOODYS CORP	173,138	117,920
35,560	MORGAN STANLEY	1,051,333	1,052,576
600	MORNINGSTAR INC (b)	26,109	29,004
900	MSCI INC (b)	25,745	28,620
4,000	NASDAQ OMX GROUP INC (b)	124,060	79,280
1,500	NATIONWIDE HEALTH PPTYS INC	48,338	52,770
9,749	NEW YORK CMNTY BANCORP INC	112,805	141,458
94,002	NORTHERN TRUST CORP	459,256	492,665
6,500	NYSE EURONEXT	317,543	164,450
8,925	OLD REP INTL CORP	135,413	89,607
2,100	ONEBEACON INSURANCE GROUP LTD	46,442	28,938
1,000	PARTNERRE LTD	66,204	74,660
6,023	PEOPLES UTD FINL INC	94,488	100,584
5,485	PLUM CREEK TIMBER CO INC	142,391	207,114
15,125	PNC FINL SVCS GROUP INC	652,287	798,449
68,200	POPULAR INC	151,745	154,132
6,400	PRICE T ROWE GROUP INC	128,107	340,800
7,450	PRINCIPAL FINANCIAL GROUP	258,099	179,098
17,748	PROGRESSIVE CORP OHIO (b)	307,204	319,287
11,872	PROLOGIS	262,406	162,528
2,200	PROTECTIVE LIFE CORP	24,849	36,410
10,600	PRUDENTIAL FINL INC	388,745	527,456
3,691	PUBLIC STORAGE	271,725	300,632
2,825	RAYMOND JAMES FINANCIAL INC	70,271	67,150
2,700	REALTY INCOME CORP	66,843	69,957
3,900	REGENCY CTRS CORP	103,877	136,734
23,099	REGIONS FINL CORP NEW	98,977	122,194
2,900	RENAISSANCERE HOLDINGS LTD	136,231	154,135
21,400	SCHWAB CHARLES CORP	186,608	402,748
5,400	SEI INVESTMENTS CO	74,937	94,608
1,500	SENIOR HSG PPTSY TR	25,073	32,805
8,295	SIMON PPTY GROUP INC NEW	523,598	661,941
1,500	SL GREEN RLTY CORP	32,888	75,360
11,200	SLM CORP (b)	149,572	126,224
3,300	ST JOE CO (b)	98,033	95,337
16,835	STATE STREET CORPORATION	752,885	732,996
14,334	SUNTRUST BKS INC	249,943	290,837
2,100	TAUBMAN CENTERS INC	62,942	75,411
3,900	TCF FINANCIAL CORP	33,574	53,118
7,566	TD AMERITRADE HLDG CORP (b)	121,495	146,629
5,700	TFS FINL CORP	68,529	69,198
3,500	TORCHMARK INC	157,289	153,825
1,100	TRANSATLANTIC HLDGS INC	71,062	57,321
14,088	TRAVELERS COS INC	553,459	702,428
2,400	UDR INC	24,876	39,456
4,000	UNITRIN INC	101,606	88,200
8,900	UNUM GROUP	140,762	173,728
49,185	US BANCORP DEL	1,083,267	1,107,154
1,100	VALIDUS HOLDINGS LTD	23,557	29,634
5,613	VALLEY NATL BANCORP	95,555	79,312
4,700	VENTAS INC	202,147	205,578
12,000	VISA INC	954,352	1,049,520
3,244	VORNADO RLTY TR	240,879	226,885
3,200	WADDELL + REED FINL INC	83,222	97,728
5,200	WASHINGTON FED INC	71,016	100,568
1,900	WEINGARTEN RLTY INVS	25,128	37,601
122,245	WELLS FARGO + CO NEW	2,151,914	3,299,393
2,800	WHITNEY HLDG CORP	53,158	25,508

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,900	WILMINGTON TR CORP	$24,197	23,446
7,225	XL CAPITAL LTD	92,119	132,434
3,500	ZIONS BANCORP	167,964	44,905
		41,945,115	42,965,910	14.65%
Healthcare:
44,135	ABBOTT LABS	1,832,261	2,382,849
10,600	AETNA INC	167,862	336,020
2,000	ALEXION PHARMACEUTICALS INC (b)	77,450	97,640
6,386	ALLERGAN INC	259,743	402,382
7,200	AMERISOURCEBERGEN CORP	115,968	187,704
25,550	AMGEN INC (b)	306,444	1,445,364
2,700	AMYLIN PHARMACEUTICALS INC (b)	82,493	38,313
2,200	BARD C R INC	143,930	171,380
17,300	BAXTER INTL INC	585,541	1,015,164
1,900	BECKMAN COULTER INC	99,749	124,336
6,400	BECTON DICKINSON + CO	410,281	504,704
7,150	BIOGEN IDEC INC (b)	90,430	382,525
2,300	BIOMARIN PHARMACEUTICAL INC (b)	67,195	43,263
32,550	BOSTON SCIENTIFIC CORP (b)	361,757	292,950
57,600	BRISTOL MYERS SQUIBB CO	1,410,785	1,454,400
7,450	CARDINAL HEALTH INC	276,076	240,188
3,875	CAREFUSION CORP (b)	111,234	96,914
12,136	CELGENE CORP (b)	433,140	675,732
1,800	CEPHALON INC (b)	99,644	112,338
800	CHARLES RIV LABORATORIES INTL (b)	24,460	26,952
7,200	CIGNA CORP	116,553	253,944
3,000	COMMUNITY HEALTH SYS INC NEW (b)	97,596	106,800
1,400	COVANCE INC (b)	82,457	76,398
2,546	COVENTRY HEALTH CARE INC (b)	100,005	61,842
3,225	DAVITA INC (b)	123,269	189,437
2,900	DENDREON CORP (b)	74,487	76,212
3,700	DENTSPLY INTL INC NEW	102,583	130,129
1,900	EDWARDS LIFESCIENCES CORP (b)	118,152	165,015
2,800	ENDO PHARMACEUTICALS HLDGS (b)	65,974	57,428
6,900	EXPRESS SCRIPTS INC (b)	329,552	596,505
12,650	FOREST LABS INC (b)	365,314	406,192
1,600	GEN PROBE INC NEW (b)	66,869	68,640
5,400	GENZYME CORP (b)	314,254	264,654
23,860	GILEAD SCIENCES INC (b)	603,150	1,032,661
9,200	HEALTH MGMT ASSOC (b)	59,662	66,884
2,450	HEALTH NET INC (b)	64,669	57,061
1,900	HENRY SCHEIN INC (b)	86,167	99,940
1,300	HILL ROM HLDGS	38,228	31,187
3,700	HILLENBRAND INC	88,840	69,708
8,108	HOLOGIC INC (b)	180,379	117,566
6,405	HOSPIRA INC (b)	231,083	326,655
4,100	HUMANA INC (b)	46,352	179,949
1,400	IDEXX LABS INC (b)	60,410	74,816
3,400	ILLUMINA INC (b)	140,152	104,210
7,700	IMS HEALTH INC	151,365	162,162
900	INTUITIVE SURGICAL INC (b)	221,425	272,988
1,800	INVERNESSMED INNOVATIONS INC (b)	57,627	74,718
72,984	JOHNSON +JOHNSON	2,877,910	4,700,899
1,931	KINETIC CONCEPTS INC (b)	71,019	72,702
8,800	KING PHARMACEUTICALS INC (b)	93,510	107,976
3,200	LABORATORY CORP AMER HLDGS (b)	89,704	239,488
5,773	LIFE TECHNOLOGIES CORP (b)	181,311	301,524
26,994	LILLY ELI+ CO	1,052,349	963,956
1,950	LINCARE HLDGS INC (b)	58,492	72,384

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Healthcare (Cont’d):
5,700	MCKESSON CORP	$202,597	356,250
12,056	MEDCO HEALTH SOLUTIONS INC (b)	238,755	770,499
400	MEDNAX INC (b)	21,950	24,044
33,350	MEDTRONIC INC	525,672	1,466,733
2,853	MILLIPORECORP (b)	170,051	206,415
7,500	MYLAN INC (b)	87,384	138,225
2,400	MYRIAD GENETICS INC (b)	88,020	62,640
1,200	OMNICARE INC	29,082	29,016
900	OSI PHARMACEUTICALS INC (b)	25,799	27,927
4,200	PATTERSON COS INC (b)	117,791	117,516
1,800	PERRIGO CO	59,715	71,712
217,390	PFIZER INC	2,286,730	3,954,324
5,400	PHARMACEUTICAL PROD DEV INC	120,112	126,576
4,165	QUEST DIAGNOSTICS INC	169,785	251,483
2,000	RESMED INC (b)	81,990	104,540
12,600	SERVICE CORP INTL	90,438	103,194
8,639	ST JUDE MED INC (b)	254,799	317,742
7,200	STRYKER CORP	119,192	362,664
12,900	TENET HEALTHCARE CORP (b)	56,567	69,531
10,300	THERMO FISHER SCIENTIFIC INC (b)	318,047	491,207
1,200	UNITED THERAPEUTICS CORP DEL (b)	50,361	63,180
28,602	UNITEDHEALTH GROUP INC	604,604	871,789
4,136	UNIVERSAL HEALTH SVCS INC	96,639	126,148
1,100	VALEANT PHARMACEUTICALS INTL (b)	25,273	34,969
5,000	VARIAN MED SYS INC (b)	184,300	234,250
2,400	VCA ANTECH INC (b)	71,120	59,808
5,000	VERTEX PHARMACEUTICALS INC (b)	140,315	214,250
2,600	WATERS CORP (b)	60,997	161,096
3,175	WATSON PHARMACEUTICALS INC (b)	79,361	125,762
2,666	WEBMD HEALTH CORP	58,227	102,614
11,049	WELLPOINT INC (b)	403,743	644,046
5,974	ZIMMER HOLDINGS INC (b)	319,510	353,123
		22,526,230	33,657,019	11.48%
Industrials:
18,450	3M CO	1,287,872	1,525,262
2,800	AECOM TECHNOLOGY CORP (b)	81,858	77,000
4,210	AGCO CORP (b)	174,615	136,151
2,300	AMETEK INC NEW	73,221	87,952
4,400	AMR CORP DEL (b)	32,583	34,012
3,300	APOLLO GROUP INC (b)	209,131	199,914
1,700	AVERY DENNISON CORP	90,518	62,033
2,000	BE AEROSPACE INC (b)	58,542	47,000
8,400	BLOCK H +R INC	103,744	190,008
19,900	BOEING CO	546,085	1,077,187
1,700	BUCYRUS INTL INC NEW	47,502	95,829
6,347	BURLINGTON NORTHN SANTA FE	257,012	625,941
5,800	C H ROBINSON WORLDWIDE INC	299,661	340,634
1,600	CAREER ED CORP (b)	26,824	37,296
3,000	CARLISLE COS INC	76,640	102,780
18,604	CATERPILLAR INC	711,546	1,060,242
3,700	CINTAS CORP	122,389	96,385
2,027	CON WAY INC	44,529	70,763
4,300	CONTINENTAL AIRLS INC (b)	102,190	77,056
3,900	CONVERGYS CORP (b)	69,089	41,925
700	COPA HOLDINGS S A	26,884	38,129
4,500	COVANTA HLDG CORP (b)	119,422	81,405
3,948	CRANE CO	66,572	120,888
10,400	CSX CORP	113,293	504,296
5,800	CUMMINS INC	172,148	265,988

See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
5,600	DANAHER CORP	$256,759	421,120
11,200	DEERE + CO	438,491	605,808
33,250	DELTA AIRLINES INC DE (b)	329,324	378,385
1,978	DEVRY INC DEL	93,134	112,212
1,600	DONALDSON CO INC	63,715	68,064
6,000	DONNELLEY R R + SONS CO	177,337	133,620
5,925	DOVER CORP	251,755	246,539
1,987	DUN + BRADSTREET CORP DEL NEW	49,383	167,643
4,300	EATON CORP	166,977	273,566
18,400	EMERSON ELEC CO	543,306	783,840
1,397	ENERGIZER HLDGS INC (b)	87,823	85,608
5,400	EXPEDITORS INTL WA INC	208,985	187,542
400	FACTSET RESH SYS INC	26,742	26,348
3,600	FASTENAL CO	139,138	149,904
9,653	FEDEX CORP	384,189	805,543
1,200	FIRST SOLAR INC (b)	159,446	162,480
1,300	FLOWSERVE CORP	119,620	122,889
4,250	FLUOR CORP NEW	127,616	191,420
2,300	FTI CONSULTING INC (b)	119,264	108,468
900	GARDNER DENVER INC	50,054	38,295
1,400	GATX CORPORATION	24,276	40,250
700	GENERAL CABLE CORP (b)	50,306	20,594
8,700	GENERAL DYNAMICS CORP	397,697	593,079
284,800	GENERAL ELEC CO	5,691,867	4,309,024
1,000	GLOBAL PMTS INC	33,115	53,860
3,700	GOODRICH CORP	111,298	237,725
4,100	GRACO INC	162,258	117,137
1,700	GRAINGER W W INC	74,317	164,611
2,200	HARSCO CORP	59,517	70,906
2,200	HEWITT ASSOCS INC (b)	70,939	92,972
17,600	HONEYWELL INTL INC	471,639	689,920
2,400	HUBBELL INC	102,187	113,520
2,100	HUNT J B TRANS SVCS INC	40,530	67,767
2,500	IDEX CORP	58,238	77,875
12,624	ILLINOIS TOOL WKS INC	530,139	605,826
5,400	IRON MTN INC PA (b)	121,527	122,904
3,600	ITT CORP NEW	168,296	179,064
1,300	ITT EDL SVCS INC (b)	52,038	124,748
3,000	JABIL CIRCUIT INC	49,755	52,110
4,468	JACOBS ENGR GROUP INC (b)	138,179	168,041
2,238	JOY GLOBAL INC	102,549	115,458
2,900	KANSAS CITY SOUTHERN (b)	46,328	96,541
4,900	KBR INC	103,168	93,100
3,300	L 3 COMMUNICATIONS HLDG CORP	220,484	286,935
1,200	LANDSTAR SYS INC	38,351	46,524
1,100	LINCOLN ELEC HLDGS INC	60,456	58,806
7,900	LOCKHEED MARTIN CORP	527,289	595,265
18,900	MANITOWOC INC	182,102	188,433
2,475	MANPOWER INC WIS	96,158	135,086
8,800	MASCO CORP	173,216	121,528
5,700	MCDERMOTT INTL INC (b)	102,274	136,857
2,500	MOLEX INC	68,986	53,875
4,900	MONSTER WORLDWIDE INC (b)	76,056	85,260
1,500	NAVISTAR INTL CORP INC (b)	59,705	57,975
9,760	NORFOLK SOUTHN CORP	347,169	511,619
8,160	NORTHROP GRUMMAN CORP	460,053	455,736
1,500	OSHKOSH CORP	47,135	55,545
1,700	OVERSEAS SHIPHOLDING GROUP INC	109,761	74,715
2,600	OWENS CORNING NEW (b)	59,847	66,664

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
9,189	PACCAR INC	$122,594	333,285
2,200	PALL CORP	55,214	79,640
3,950	PARKER HANNIFIN CORP	212,565	212,826
2,200	PENTAIR INC	72,761	71,060
5,700	PITNEY BOWES INC	182,172	129,732
4,600	PRECISION CASTPARTS CORP	369,776	507,610
5,300	QUANTA SERVICES INC (b)	92,074	110,452
10,100	RAYTHEON CO	403,423	520,352
2,200	RELIANCE STL + ALUM CO	61,215	95,084
8,022	REPUBLIC SVCS INC	141,864	227,103
3,300	ROBERT HALF INTL INC	85,171	88,209
5,250	ROCKWELL AUTOMATION INC	73,987	246,645
6,514	ROCKWELL COLLINS INC	230,297	360,615
1,600	ROPER INDS	104,136	83,792
1,800	SHAW GROUP INC (b)	92,083	51,750
15,375	SOUTHWEST AIRLS CO	117,253	175,736
1,300	SPIRIT AEROSYSTEMS HLDGS INC (b)	24,954	25,818
1,400	SPX CORP	92,591	76,580
2,880	STERICYCLE INC (b)	153,242	158,890
100	STRAYER ED INC	21,912	21,249
2,300	SUNPOWER CORP (b)	134,286	54,464
500	TELEFLEX INC	22,515	26,945
2,700	TEREX CORP NEW (b)	90,082	53,487
6,750	TEXTRON INC	147,724	126,968
1,790	TOTAL SYS SVCS INC	55,518	30,913
1,500	TRINITY INDS INC	41,498	26,160
14,600	UNION PAC CORP	619,841	932,940
19,440	UNITED PARCEL SVC INC	1,257,748	1,115,273
21,750	UNITED TECHNOLOGIES CORP	931,586	1,509,668
2,500	URS CORP NEW (b)	94,338	111,300
2,000	USG CORP (b)	12,350	28,100
2,300	UTI WORLDWIDE INC (b)	26,669	32,936
1,900	WALTER ENERGY INC	44,977	143,089
1,100	WASTE CONNECTIONS INC (b)	29,915	36,674
10,150	WASTE MGMT INC DEL	183,295	343,172
		26,397,739	31,351,740	10.69%
Information technology:
15,400	ACTIVISION BLIZZARD INC (b)	141,131	171,094
14,524	ADOBE SYSTEMS INC (b)	368,313	534,193
14,300	ADVANCED MICRO DEVICES INC (b)	64,279	138,424
2,200	AFFILIATED COMPUTER SVCS INC (b)	100,152	131,318
9,900	AGILENT TECHNOLOGIES INC (b)	233,287	307,593
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	83,589
1,900	ALLIANCE DATA SYSTEMS CORP (b)	92,734	122,721
1,800	ALLSCRIPT MISYS HEALTCAR SOLNS (b)	26,667	36,414
6,400	ALTERA CORP	120,963	144,832
7,600	AMDOCS LTD (b)	221,261	216,828
4,000	AMPHENOL CORP NEW	168,180	184,720
9,400	ANALOG DEVICES INC	135,404	296,852
1,200	ANSYS INC (b)	30,630	52,152
2,793	AOL INC(b)	56,124	65,021
24,000	APPLE INC (b)	1,560,804	5,060,640
33,100	APPLIED MATERIALS INC	443,417	461,414
2,200	ARROW ELECTRS INC (b)	73,136	65,142
6,586	AUTODESK INCORPORATED (b)	207,114	167,350
12,466	AUTOMATIC DATA PROCESSING INC	435,900	533,794
3,600	AVNET INC (b)	98,190	108,576
4,550	BMC SOFTWARE INC (b)	89,322	182,455

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
13,212	BROADCOM CORP (b)	$246,055	415,517
3,080	BROADRIDGE FINL SOLUTIONS INC	52,817	69,485
10,925	CA INC	208,510	245,376
13,200	CADENCE DESIGN SYS INC (b)	171,534	79,068
2,000	CERNER CORP (b)	129,491	164,880
152,750	CISCO SYS INC (b)	1,089,676	3,656,835
4,534	CITRIX SYS INC (b)	56,437	188,660
7,600	COGNIZANT TECHNOLOGY SOLUTIONS (b)	141,799	344,280
2,074	COMMSCOPE INC (b)	90,418	55,023
5,322	COMPUTER SCIENCES CORP (b)	246,664	306,175
8,000	COMPUWARE CORP (b)	54,024	57,840
45,700	CORNING INC	582,505	882,467
2,300	CREE INC (b)	79,378	129,651
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	28,512
41,650	DELL INC (b)	965,028	598,094
27,500	EBAY INC (b)	271,802	647,350
9,900	ELECTRONIC ARTS INC (b)	355,096	175,725
50,910	EMC CORP (b)	449,879	889,398
1,000	EQUINIX INC (b)	77,505	106,150
1,400	F5 NETWORKS INC (b)	32,375	74,172
1,600	FAIRCHILD SEMICONDUCTOR INTL (b)	21,840	15,984
9,402	FIDELITY NATL INFORMATION SVC	170,292	220,383
4,650	FISERV INC (b)	142,355	225,432
4,100	FLIR SYS INC (b)	127,455	134,152
6,467	GOOGLE INC (b)	2,321,932	4,009,411
2,800	HARRIS CORP DEL	37,337	133,140
64,727	HEWLETT PACKARD CO	1,462,985	3,334,088
1,200	IHS INC (b)	65,421	65,772
6,300	INGRAM MICRO INC (b)	83,129	109,935
6,110	INTEGRATED DEVICE TECHNOLOGY (b)	79,318	39,532
157,200	INTEL CORP	1,173,524	3,206,880
34,600	INTERNATIONAL BUSINESS MACHS	3,079,500	4,529,140
9,100	INTERSIL CORP	137,970	139,594
7,800	INTUIT (b)	187,603	239,538
1,000	ITRON INC (b)	56,573	67,570
14,267	JUNIPER NETWORKS INC (b)	289,096	380,501
6,100	KLA TENCOR CORP	210,231	220,576
3,000	LAM RESH CORP (b)	83,706	117,630
2,371	LENDERPROCESSING SVCS INC	76,903	96,405
3,800	LEXMARK INTL INC (b)	106,458	98,724
8,200	LINEAR TECHNOLOGY CORP	205,881	250,428
28,600	LSI CORP (b)	120,263	171,886
11,900	MARVELL TECHNOLOGY GROUP LTD (b) (d)	129,265	246,925
2,200	MASTERCARD INC	273,924	563,156
7,000	MAXIM INTEGRATED PRODS INC	125,147	142,100
3,900	MCAFEE INC (b)	96,027	158,223
6,914	MEMC ELECTR MATLS INC (b)	212,290	94,169
1,300	METTLER TOLEDO INTL INC (b)	87,484	136,487
5,400	MICROCHIP TECHNOLOGY INC	101,340	156,924
19,100	MICRON TECHNOLOGY INC (b)	94,334	201,696
1,000	MICROS SYS INC (b)	26,215	31,030
206,750	MICROSOFT CORP	2,699,338	6,303,808
79,200	MOTOROLA INC	517,157	614,592
6,600	NATIONAL SEMICONDUCTOR CORP	102,715	101,376
4,000	NCR CORP NEW (b)	85,604	44,520
8,800	NETAPP INC (b)	216,784	302,632
5,200	NOVELL INC (b)	31,071	21,580
2,800	NOVELLUS SYS INC (b)	70,810	65,352
7,100	NUANCE COMMUNICATIONS INC (b)	101,494	110,334

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
16,650	NVIDIA CORP (b)	$175,158	311,022
10,700	ON SEMICONDUCTOR CORP (b)	93,650	94,267
107,062	ORACLE CORP	744,533	2,627,301
7,266	PAYCHEX INC	101,485	222,630
3,400	PERKINELMER INC	53,706	70,006
3,200	PMC SIERRA INC (b)	26,160	27,712
5,700	QLOGIC CORP (b)	82,128	107,559
45,150	QUALCOMM INC	1,290,482	2,088,639
4,500	RAMBUS INC DEL (b)	79,087	109,800
4,200	RED HAT INC (b)	61,669	129,780
2,300	ROVI CORP (b)	55,715	73,301
6,000	SAIC INC (b)	112,830	113,640
2,600	SALESFORCE COM INC (b)	124,820	191,802
7,800	SANDISK CORP (b)	118,234	226,122
12,100	SEAGATE TECHNOLOGY	118,421	220,099
500	SOHU COM INC (b)	36,563	28,640
22,056	SUN MICROSYSTEMS INC (b)	293,357	206,665
800	SYBASE INC (b)	28,388	34,720
21,819	SYMANTEC CORP (b)	187,612	390,342
4,200	SYNOPSYS INC (b)	88,560	93,576
11,950	TELLABS INC (b)	70,500	67,876
4,500	TERADATA CORP (b)	73,317	141,435
4,400	TERADYNE INC (b)	40,150	47,212
29,300	TEXAS INSTRS INC	567,475	763,558
3,800	TRIMBLE NAVIGATION LTD (b)	87,764	95,760
6,800	VERISIGN INC (b)	137,208	164,832
7,800	VISHAY INTERTECHNOLOGY INC (b)	54,625	65,130
1,500	VMWARE INC (b)	47,285	63,570
5,900	WESTERN DIGITAL CORP (b)	91,433	260,485
18,044	WESTERN UN CO	160,005	340,129
17,050	XEROX CORP	118,213	144,243
6,750	XILINX INC	47,180	169,155
31,340	YAHOO INC (b)	473,723	525,885
		31,074,617	55,498,276	18.94%
Materials:
4,475	AIR PRODS + CHEMS INC	251,100	362,744
1,900	AIRGAS INC	100,686	90,440
4,316	AK STL HLDG CORP	137,899	92,147
1,900	ALBEMARLE CORP	53,108	69,103
27,800	ALCOA INC	511,326	448,136
2,500	ALLEGHENY TECHNOLOGIES INC	61,863	111,925
2,900	ALPHA NAT RES INC (b)	89,756	125,802
800	APTARGROUP INC	27,324	28,592
4,900	ARCH COAL INC	44,088	109,025
1,600	ASHLAND INC NEW	47,358	63,392
3,032	BALL CORP	70,662	156,754
4,200	BEMIS CO INC	93,645	124,530
2,600	CELANESE CORP DE	126,875	83,460
2,800	CF INDS HLDGS INC	247,282	254,184
3,500	CLIFFS NAT RES INC	98,835	161,315
500	COMPASS MINERALS INTL INC	27,453	33,595
6,300	CROWN HLDGS INC (b)	128,704	161,154
3,537	CYTEC INDS INC	195,563	128,818
31,950	DOW CHEM CO	919,702	882,779
28,625	DU PONT EI DE NEMOURS + CO	1,020,415	963,804
1,938	EAGLE MATLS INC	37,630	50,485
1,500	EASTMAN CHEM CO	58,012	90,360
5,871	ECOLAB INC	222,515	261,729
1,900	FMC CORP	113,204	105,944

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
10,248	FREEPORT MCMORAN COPPER + GOLD (b)	$517,188	822,812
1,700	GREIF INC	77,348	91,766
5,100	HUNTSMAN CORP	96,099	57,579
11,531	INTERNATIONAL PAPER CO	207,197	308,800
1,000	INTREPID POTASH INC (b)	30,875	29,170
4,583	INTRNTNL FLAVRS + FRAGRNCS INC	98,592	188,545
1,400	JARDEN CORP	25,277	43,274
1,500	LUBRIZOL CORP	72,108	109,425
700	MARTIN MARIETTA MATLS INC	27,965	62,587
6,975	MEADWESTVACO CORP	124,312	199,694
14,515	MONSANTO CO NEW	392,660	1,186,601
3,900	MOSAIC CO	88,490	232,947
11,945	NEWMONT MNG CORP	300,671	565,118
11,200	NUCOR CORP	328,331	522,480
3,950	OWENS ILL INC (b)	57,616	129,837
3,200	PACKAGING CORP AMER	55,674	73,632
3,850	PACTIV CORP (b)	52,072	92,939
5,186	PPG INDS INC	252,007	303,588
7,650	PRAXAIR INC	343,228	614,372
4,648	RAYONIER INC	106,877	195,960
900	ROYAL GOLD INC	39,371	42,390
6,000	RPM INTL INC	61,643	121,980
700	SCOTTS MIRACLE GRO CO	25,183	27,517
3,400	SEALED AIR CORP NEW	82,806	74,324
3,200	SIGMA ALDRICH	187,446	161,696
4,800	SONOCO PRODS CO	114,335	140,400
4,400	SOUTHERN COPPER CORP DEL	52,866	144,804
3,600	STEEL DYNAMICS INC	87,525	63,792
2,000	TEMPLE INLAND INC	22,890	42,220
2,349	TITANIUM METALS CORP	62,648	29,409
3,100	UNITED STS STL CORP NEW	160,947	170,872
3,200	VALSPAR CORP	68,240	86,848
2,957	VULCAN MATLS CO	159,237	155,745
		9,064,720	12,053,338	4.11%
Telecommunication services:
7,750	AMERICAN TOWER CORP (b)	147,487	334,878
156,715	AT+T INC	3,952,780	4,392,721
9,119	CENTURYTEL INC	250,897	330,199
7,300	CROWN CASTLE INTL CORP (b)	152,053	284,992
3,040	ECHOSTAR CORP (b)	67,049	61,226
11,525	FRONTIER COMMUNICATIONS CORP	88,166	90,010
8,000	JDS UNIPHASE CORP (b)	111,480	66,000
700	LEAP WIRELESS INTL INC (b)	36,068	12,285
8,353	LIBERTY GLOBAL INC (b)	185,541	183,014
4,800	NEUSTAR INC (b)	79,848	110,592
4,100	NII HLDGS INC (b)	83,778	137,678
15,600	QWEST COMMUNICATIONS INTL INC	54,570	65,676
3,100	SBA COMMUNCATIONS CORP (b)	83,846	105,896
65,266	SPRINT NEXTEL CORP (b)	244,716	238,874
2,700	TELEPHONE + DATA SYS INC	72,097	91,584
4,500	TW TELECOM INC (b)	50,425	77,130
1,780	UNITED STATES CELLULAR CORP (b)	89,053	75,490
76,083	VERIZON COMMUNICATIONS	2,503,225	2,520,630
11,424	WINDSTREAM CORP	138,133	125,550
		8,391,211	9,304,424	3.17%
Utilities:
16,567	AES CORP (b)	226,300	220,507
4,500	AGL RES INC	135,198	164,115

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
5,800	ALLEGHENY ENERGY INC	$242,823	136,184
1,000	ALLIANT ENERGY CORP	24,835	30,260
7,000	AMEREN CORP	250,596	195,650
10,900	AMERICAN ELEC PWR INC	348,057	379,211
3,700	AMERICAN WATER WORKS	72,499	82,917
3,488	AQUA AMER INC	67,899	61,075
8,600	CALPINE CORP (b)	57,319	94,600
5,800	CENTERPOINT ENERGY INC	66,308	84,158
10,200	CMS ENERGY CORP	144,342	159,732
6,600	CONSOLIDATED EDISON INC	273,555	299,838
4,615	CONSTELLATION ENERGY GROUP INC	191,729	162,310
11,962	DOMINION RES INC VA NEW	401,376	465,561
1,100	DPL INC	24,481	30,360
5,300	DTE ENERGY CO	213,573	231,027
40,113	DUKE ENERGY HLDG CORP	550,659	690,345
8,700	DYNEGY INC DEL (b)	61,901	15,747
8,525	EDISON INTL	182,117	296,500
4,764	ENTERGY CORP NEW	192,987	389,886
4,000	EQT CORP	132,900	175,680
16,232	EXELON CORP	734,097	793,258
7,016	FIRSTENERGY CORP	357,121	325,893
13,672	FPL GROUP INC	674,053	722,155
2,800	GREAT PLAINS ENERGY INC	43,498	54,292
1,300	HAWAIIAN ELEC INDS INC	24,005	27,170
3,300	INTEGRYS ENERGY GROUP INC	164,560	138,567
3,500	ITC HLDGS CORP	154,844	182,315
10,600	MDU RES GROUP INC	242,945	250,160
6,600	MIRANT CORP NEW (b)	240,189	100,782
2,900	NALCO HLDG CO	58,310	73,979
1,500	NATIONAL FUEL GAS CO N J	38,322	75,000
7,800	NISOURCE INC	128,106	119,964
2,600	NORTHEAST UTILS	64,649	67,054
9,000	NRG ENERGY INC (b)	211,851	212,490
2,700	NSTAR	92,265	99,360
6,200	NV ENERGY INC	76,954	76,756
2,400	OGE ENERGY CORP	43,344	88,536
4,100	ONEOK INC NEW	155,972	182,737
700	ORMAT TECHNOLOGIES INC	27,311	26,488
6,028	PEPCO HLDGS INC	119,419	101,572
6,300	PETROHAWK ENERGY CORP (b)	154,795	151,137
9,400	PG+E CORP	213,041	419,710
2,400	PINNACLE WEST CAP CORP	71,637	87,792
11,487	PPL CORP	361,188	371,145
6,131	PROGRESS ENERGY INC	230,254	251,432
13,084	PUBLIC SVC ENTERPRISE GROUP	400,201	435,043
5,800	QUESTAR CORP	66,188	241,106
15,600	RRI ENERGY INC (b)	147,247	89,232
4,800	SCANA CORP NEW	166,536	180,864
5,200	SEMPRA ENERGY	259,640	291,096
25,259	SOUTHERN CO	733,132	841,630
2,200	SOUTHERN UN CO NEW	28,347	49,940
19,654	SPECTRA ENERGY CORP	353,549	403,104
7,600	TECO ENERGY INC	90,842	123,272
3,100	UGI CORP NEW	51,203	74,989
1,400	WESTSTAR ENERGY INC	25,767	30,408
3,710	WISCONSIN ENERGY CORP	71,536	184,869

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
12,125	XCEL ENERGY INC	108,918	257,293
		11,047,284	12,568,251	4.29%
	Sub-total Common Stock:	217,332,564	292,309,893
Cash equivalents:
2,465,373	SSGA MONEY MARKET FUND, current rate 0.01%	2,465,373	2,465,373
		2,465,373	2,465,373	0.84%
	Grand total (c)	$219,797,937	294,775,266	100.54%

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

At December 31, 2009, the cost for Federal income tax purposes was $220,071,128. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$86,988,909
Gross unrealized depreciation	(12,284,771)
Net unrealized appreciation	$74,704,138

(d)

Foreign security values are stated in U.S. dollars. As of December 31, 2009 the value of foreign stocks or depository receipts of companies based outside of the United States represented 0.13% of net assets.

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Growth Fund

December 31, 2009

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
19,250	AFC ENTERPRISES INC (b)	$121,439	157,080
15,000	BALLANTYNE OMAHA INC (b)	52,800	55,950
98,250	BLOCKBUSTER INC (b)	69,266	65,828
16,900	CACHE INC (b)	83,234	77,233
9,550	CARMIKE CINEMAS INC (b)	66,407	72,198
31,800	CENTURY CASINOS INC (b)	56,023	85,542
17,750	CHRISTOPHER + BANKS CORP (b)	115,108	135,255
10,796	COLE KENNETH PRODTNS INC	78,482	104,181
191,551	COMMERCIAL VEH GROUP INC (b)	1,227,705	1,147,390
45,000	D R HORTON INC	519,425	489,150
30,100	DENNYS CORP (b)	72,199	65,919
168,223	ENTERCOM COMMUNICATIONS CORP (b)	913,259	1,189,337
5,650	FINISH LINE INC	48,034	70,908
12,247	FUEL SYS SOLUTIONS INC (b)	225,394	505,066
32,000	GAYLORD ENTMT CO NEW (b)	812,882	632,000
284,200	HANCOCK FABRICS INC (b)	405,103	989,016
26,500	HANESBRANDS INC (b)	605,173	638,915
41,371	JO ANN STORES INC (b)	621,727	1,499,285
157,242	KNOLOGY INC (b)	1,296,635	1,721,800
19,600	LIZ CLAIBORNE INC (b)	78,422	110,348
5,000	NATIONAL PRESTO INDS INC	553,356	553,356
26,750	NEW YORK + CO INC (b)	131,511	114,758
13,929	O CHARLEYS INC (b)	90,533	91,235
50,000	ORIENT EXPRESS HOTELS LTD (b)	752,944	507,000
17,450	OUTDOOR CHANNEL HLDGS INC (b)	103,414	101,210
90,595	PACIFIC SUNWEAR OF CALIF (b)	274,694	360,568
11,150	PC CONNECTION INC (b)	67,079	75,263
27,000	PETSMART INC	584,596	720,630
51,000	POINT BLANK SOLUTIONS INC (b)	8,411	21,420
52,000	PULTE HOMES INC	641,251	520,000
36,890	RC2 CORP (b)	545,422	544,128
81,787	RUBIOS RESTAURANTS INC (b)	591,003	589,684
13,000	SNAP ON INC	589,135	549,380
18,750	STAMPS COM INC (b)	170,444	168,750
33,600	SUMMER INFANT INC (b)	147,728	150,864
25,000	TOLL BROS INC (b)	489,250	470,250
11,850	VAIL RESORTS INC (b)	430,566	447,930
17,000	WABCO HLDGS INC	693,225	438,430
83,365	WABTEC	2,714,507	3,404,627
18,300	WET SEAL INC (b)	60,606	63,135
40,703	WMS INDUSTRIES INC (b)	1,187,956	1,628,120
30,000	WYNDHAM WORLDWIDE CORP	766,350	605,100
		19,062,696	21,938,237	10.24%
Consumer staples:
84,344	AMERICAN ITALIAN PASTA CO (b)	2,397,560	2,934,328
14,990	CHATTEM INC (b)	826,370	1,398,567
3,850	CHIQUITA BRANDS INTL INC (b)	39,516	69,454
23,000	DR PEPPERSNAPPLE GROUP INC (b)	361,424	650,900
27,000	FLOWERS FOODS INC	511,723	641,520
10,157	MEDIFAST INC (b)	44,131	310,601
15,300	OMEGA PROTEIN CORP (b)	80,482	66,708
11,713	ORCHIDS PAPER PRODS CO DEL (b)	217,823	234,494
65,000	SALLY BEAUTY HLDGS INC (b)	562,956	497,250
8,000	SCHIFF NUTRITION INTL INC	47,373	62,560
3,150	SENECA FOODS CORP NEW (b)	72,431	75,191
20,350	SMART BALANCE INC (b)	112,536	122,100
103,375	SPARTAN STORES INC (b)	1,951,945	1,477,229
34,270	TREEHOUSE FOODS INC (b)	893,361	1,331,732
114,728	WINN DIXIE STORES INC (b)	1,597,170	1,151,869
		9,716,801	11,024,503	5.14%
Energy:
18,000	COMSTOCK RES INC (b)	530,236	730,260
11,000	CONTANGO OIL + GAS CO (b)	491,222	517,110
43,102	DRIL QUIPINC (b)	1,210,965	2,434,401
36,000	EXCO RES INC	599,107	764,280
22,000	FOSTER WHEELER AG (b)	462,159	647,680
19,000	GASTAR EXPLORATION LTD (b)	80,573	91,010
22,000	GOODRICH PETE CORP (b)	668,990	535,700

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
354,870	HERCULES OFFSHORE INC (b)	$1,785,841	1,696,279
97,450	ICO INC NEW	595,720	712,360
165,996	NEWPARK RES INC (b)	457,290	702,163
31,425	OIL STATES INTL INC (b)	756,469	1,234,688
84,716	PENN VA CORP	1,553,687	1,803,604
101,881	TESCO CORP (b)	991,177	1,315,284
31,000	WILLBROS GROUP INC (b)	506,987	522,970
		10,690,424	13,707,788	6.40%
Financials:
25,475	ABINGTON BANCORP INC PENN	218,319	175,523
114,162	AMTRUST FINANCIAL SERVICES	1,115,412	1,349,395
24,950	ASPEN INSURANCE HOLDINGS LTD	542,201	634,978
6,200	BERKSHIRE HILL BANCORP INC	136,967	128,216
12,950	BOFI HLDG INC (b)	122,275	129,500
6,200	BROOKLINE BANCORP INC DEL	58,884	61,442
52,900	CAPLEASE INC	99,337	231,702
12,650	CENTERSTATE BKS FL INC	101,228	127,639
35,330	COMMUNITY TR BANCORP INC	986,982	863,819
23,150	COMMUNITY WEST BANCSHARES	63,660	68,756
52,352	CONSECO INC (b)	79,254	261,760
37,125	CORPORATE OFFICE PPTYS TR	1,133,963	1,359,889
46,607	DELPHI FINL GROUP INC	1,044,202	1,042,599
9,800	DIME CMNTY BANCORP INC	90,017	114,856
11,590	ENCORE BANCSHARES INC (b)	89,013	92,141
50,000	EPOCH HLDG CORP	662,894	522,500
130,220	FIRST FINL BANCORP	992,086	1,896,003
16,911	FIRST INDL RLTY TR INC	87,598	88,445
54,145	FIRST MERCHANTS CORP	801,386	321,621
77,000	FIRST NIAGARA FINL GROUP INC	1,110,190	1,071,070
17,650	FIRST POTOMAC RLTY TR	191,130	221,861
37,000	FORESTAR GROUP INC (b)	757,077	813,260
3,750	FPIC INS GROUP INC (b)	125,718	144,825
22,000	GALLAGHER ARTHUR J + CO	421,012	495,220
65,537	HALLMARK FINL SVCS INC (b)	482,762	521,675
27,860	HEALTHCARE RLTY TR	436,462	597,876
15,000	HERITAGE FINL CORP WASH	172,500	206,700
34,080	HOME FED BANCORP INC MD	450,267	453,605
45,965	HORACE MANN EDUCATORS CORP NEW	516,168	574,563
7,470	HORIZON BANCORP IND	100,149	121,163
11,500	IBERIABANK CORP	529,273	618,815
24,000	LEGG MASON INC	598,797	723,840
48,963	MB FINL INC	628,558	965,550
10,650	MIDSOUTH BANCORP INC	143,187	148,035
98,706	MISSION WEST PPTYS INC MD	686,679	709,696
59,495	NATIONAL RETAIL PPTYS INC	1,006,844	1,262,484
168,531	NORTHWEST BANCSHARES INC/MD (b)	1,687,814	1,907,771
59,875	OLD NATL BANCORP IND	626,150	744,246
12,150	PACIFIC CONTL CORP	123,071	138,996
39,125	PACWEST BANCORP DEL	642,198	788,369
46,250	PHOENIX COS INC NEW	152,504	128,575
15,900	PINNACLE FINL PARTNERS INC (b)	200,699	226,098
21,491	PLATINUM UNDERWRITERS HOLDINGS	634,576	822,890
22,200	RADIAN GROUP INC	140,345	162,282
57,098	RAYMOND JAMES FINANCIAL INC	882,436	1,357,219
37,406	REDWOOD TR INC.	491,241	540,891
7,650	SCBT FINL CORP	195,177	211,829
10,450	STEWART INFORMATION SVCS CORP	150,432	117,876
182,816	SWS GROUP INC	2,318,384	2,212,074
227,644	U STORE IT TR	1,311,801	1,666,354
17,586	UNITED FINL BANCORP INC MD	221,791	230,552
11,950	UNIVEST CORP PA	200,179	209,484
35,000	WALTER INV MGMT CORP	465,880	501,550
12,500	WASHINGTON BKG CO OAK HBR WASH	112,500	149,250
85,159	WESTFIELD FINL INC NEW	873,425	702,562
80,151	WHITNEY HLDG CORP	757,112	730,176
5,992	WSFS FINL CORP	155,746	153,575
		29,125,915	32,823,635	15.31%
Healthcare:
20,800	ALPHA PRO TECH LTD (b)	113,091	94,016
16,000	AMERICAN DENTAL PARTNERS INC (b)	202,701	206,400
130,874	AMERICAN MED SYS HLDGS (b)	1,390,130	2,524,559

See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
21,000	AMERISOURCEBERGEN CORP	$346,011	547,470
10,240	BIO RAD LABORATORIES INC (b)	725,502	987,750
7,150	BIOCLINICA INC (b)	22,813	30,388
108,334	BRUKER CORP (b)	462,174	1,306,508
29,513	CATALYST HEALTH SOLUTIONS INC (b)	576,978	1,076,339
141,100	CELERA CORP (b)	838,052	975,001
13,000	COVIDIEN PLC	542,107	622,570
27,350	ENZON PHARMACEUTICALS INC (b)	279,576	287,996
44,550	FIVE STAR QUALITY CARE INC (b)	72,324	154,589
126,303	HEALTHSOUTH CORP (b)	2,014,523	2,370,707
121,806	HEALTHSPRING INC (b)	1,540,405	2,145,004
59,523	HEALTHTRONICS INC (b)	118,564	157,141
28,000	HILL ROM HLDGS	548,960	671,720
22,920	HOME DIAGNOSTICS INC DEL (b)	143,623	139,812
39,249	ICU MEDICAL INC (b)	1,439,860	1,430,234
13,350	INTEGRAMED AMER INC (b)	101,490	104,264
72,844	MARTEK BIOSCIENCES CORP (b)	1,613,936	1,379,665
89,709	ORTHOFIX INTERNATIONAL NV (b)	1,994,545	2,778,288
20,000	PATTERSON COS INC (b)	448,311	559,600
28,000	PERRIGO CO	567,665	1,115,520
30,000	PHARMERICA CORP (b)	563,950	476,400
56,700	PHC INC MASS (b)	77,648	62,370
85,870	PSYCHIATRIC SOLUTIONS INC (b)	1,365,949	1,815,292
11,511	SUN HEALTHCARE GROUP INC (b)	100,152	105,556
32,197	THORATEC CORP (b)	862,317	866,743
19,300	UNIVERSAL HEALTH SVCS INC	371,017	588,650
8,850	US PHYSICAL THERAPY INC (b)	130,440	149,831
98,667	ZOLL MED CORP (b)	1,669,475	2,636,382
		21,244,290	28,366,763	13.23%
Industrials:
62,320	ACTUANT CORP	982,793	1,154,790
15,000	ACUITY BRANDS INC	533,328	534,600
27,000	AECOM TECHNOLOGY CORP (b)	628,313	742,500
46,160	ALLIED DEFENSE GROUP INC (b)	218,110	219,260
13,822	APPLIED SIGNAL TECHNOLOGY INC	285,938	266,626
37,709	ARGON ST INC (b)	731,306	819,039
33,438	BE AEROSPACE INC (b)	899,808	785,793
20,000	BRINKS HOME SEC HLDGS INC (b)	459,348	652,800
18,000	BUCYRUS INTL INC NEW	429,218	1,014,660
5,800	CASCADE CORP	147,005	159,442
32,500	CHICAGO BRDG + IRON CO N V	631,117	657,150
60,780	COINSTAR INC (b)	1,814,685	1,688,468
50,000	COLFAX CORP (b)	570,484	602,000
28,000	COVANTA HLDG CORP (b)	524,966	506,520
48,350	CURTISS WRIGHT CORP	1,769,264	1,514,322
31,515	DHT MARITIME INC (b)	121,277	115,975
20,110	DIAMOND MGMT TECHNOLOGY	144,083	148,211
5,400	ENNIS INC	69,365	90,666
20,000	ENPRO INDS INC (b)	569,233	528,200
33,297	ESCO TECHNOLOGIES INC	1,307,236	1,193,697
4,000	ESPEY MFS + ELECTRS CORP	75,489	76,480
8,500	FLOWSERVE CORP	433,671	803,505
23,500	FOSTER L B CO (b)	542,920	700,535
23,141	FRANKLIN ELEC INC	648,128	672,940
40,140	GARDNER DENVER INC	1,287,203	1,707,957
73,922	GENCORP INC (b)	302,165	517,454
19,950	GENESEE & WYO INC (b)	502,922	651,168
17,300	GP STRATEGIES CORP (b)	117,512	130,269
12,250	HAWAIIAN HLDGS INC (b)	80,581	85,750
46,053	HORNBECK OFFSHORE SVCS INC NEW (b)	1,053,471	1,072,114
185,009	ICONIX BRAND GROUP INC (b)	2,062,825	2,340,364
31,005	II VI INC (b)	614,710	985,959
57,975	INSITUFORM TECHNOLOGIES INC (b)	830,866	1,317,192
11,554	INSTEEL INDS INC	126,930	150,202
317,200	ITEX CORP (b)	215,520	253,760
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	680,400
14,500	JOY GLOBAL INC	562,673	748,055
25,000	KANSAS CITY SOUTHERN (b)	582,716	832,250
23,250	KIRBY CORP (b)	564,537	809,798
27,700	KOPPERS HLDGS INC	1,096,440	843,188
50,000	MANITOWOC INC	471,335	498,500
27,000	MCDERMOTT INTL INC (b)	591,053	648,270

See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
50,600	MERRIMAC INDS INC (b)	$746,285	805,046
24,450	METALICO INC (b)	101,565	120,294
55,000	MUELLER WTR PRODS INC	715,610	286,000
45,000	ORBITAL SCIENCES CORP (b)	567,545	686,700
14,765	PRIMORIS SVCS CORP	118,256	117,677
170,431	SANMINA CORPORATION (b)	1,274,549	1,879,854
16,000	SHAW GROUP INC (b)	688,592	460,000
15,600	SPARTON CORP	81,422	94,224
19,000	TENNANT CO	696,347	497,610
24,000	TEREX CORP NEW (b)	686,125	475,440
12,500	THOMAS + BETTS CORP (b)	547,678	447,375
14,000	TYCO INTERNATIONAL LTD BERMUDA (d)	644,066	499,520
105,256	VALASSIS COMMUNICATIONS INC (b)	145,184	1,921,975
18,000	WRIGHT EXPRESS CORP (b)	495,073	573,480
		33,625,516	38,786,024	18.11%
Information technology:
100,731	8X8 INC NEW (b)	67,050	152,104
223,450	ADAPTEC INC (b)	658,079	748,558
70,400	ALLIANCE FIBER OPTIC PRODS INC	65,111	84,480
170,888	ANAREN INC (b)	1,913,337	2,571,864
67,075	ARRIS GROUP INC (b)	675,768	766,667
35,825	AXT INC (b)	51,441	116,431
25,707	BLUEPHOENIX SOLUTIONS LTD (b)	47,987	65,039
77,300	BRIDGELINE SOFTWARE INC (b)	96,931	92,760
28,000	BROADRIDGE FINL SOLUTIONS INC	458,289	631,680
21,080	CACI INTLINC (b)	837,819	1,029,758
55,312	CALAMP CORP (b)	37,264	190,273
255,562	CIBER INC (b)	815,304	881,689
75,552	COMTECH TELECOMMUNICATIONS (b)	2,053,844	2,648,098
33,410	CPI INTL INC (b)	373,606	442,348
23,612	DIGITAL RIV INC (b)	527,638	637,288
61,474	DYNAMICS RESH CORP (b)	486,263	652,239
13,100	EPICOR SOFTWARE CORP (b)	88,497	99,822
34,389	EVOLVING SYS INC (b)	202,586	214,931
23,369	FREQUENCYELECTRS INC (b)	82,836	120,117
66,619	GILAT SATELLITE NETWORKS LTD (b)	319,207	307,114
715,700	GRAPHON CORP (b)	200,687	60,835
7,300	INDUSTRIAL SVCS AMER INC FL (b)	62,421	70,372
24,435	INFOSPACE INC (b)	172,950	209,408
10,769	INTEGRAL SYS INC MD (b)	91,609	93,260
20,000	LENDERPROCESSING SVCS INC	548,268	813,200
334,794	LOOKSMART LTD (b)	508,526	341,490
21,600	MAGMA DESIGN AUTOMATION INC (b)	51,529	49,896
8,755	MEDIWARE INFORMATION SYS INC (b)	38,653	62,379
39,039	MERCURY COMPUTER SYS INC (b)	275,399	429,819
34,923	MONOLITHIC PWR SYS INC (b)	762,773	837,104
41,800	NAPCO SEC TECH INC (b)	68,377	69,806
15,400	NU HORIZONS ELECTRS CORP (b)	64,909	63,448
4,850	OSI SYS INC (b)	77,781	132,308
219,368	RADIANT SYS INC (b)	1,954,999	2,281,427
25,450	REALNETWORKS INC (b)	78,391	94,420
425,339	RF MICRO DEVICES INC (b)	1,615,253	2,028,867
44,545	ROVI CORP (b)	782,652	1,419,649
232,980	SELECTICAINC DEL (b)	97,461	53,818
97,238	SKILLSOFT PUB LTD CO (b) (d)	731,216	1,019,054
152,805	SMITH MICRO SOFTWARE INC (b)	1,426,686	1,396,638
29,350	SPECTRUM CTL INC (b)	232,736	277,945
49,617	SYNAPTICSINC (b)	1,336,068	1,520,761
49,499	SYNNEX CORP (b)	1,351,630	1,517,639
93,316	TAKE TWO INTERACTIVE SOFTWARE (b)	821,447	937,826
15,150	TELECOMMUNICATION SYS INC (b)	114,764	146,652
24,518	TELEDYNE TECHNOLOGIES INC (b)	1,035,996	940,510
76,663	TIER TECHNOLOGIES INC (b)	594,640	613,304
37,433	UNISYS CORP (b)	970,072	1,443,416
14,300	UNITED ONLINE INC	87,953	102,817
31,114	VIRAGE LOGIC CORP (b)	82,172	171,127
		26,096,878	31,652,455	14.76%
Materials:
17,000	APTARGROUP INC	711,338	607,580
15,000	ASHLAND INC NEW	551,175	594,300
17,000	BEMIS CO INC	490,899	504,050

See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
9,100	BOISE INC (b)	$51,147	48,321
14,200	BUCKEYE TECHNOLOGIES INC (b)	145,651	138,592
43,054	CALGON CARBON CORP (b)	522,811	598,451
50,000	CAPITAL GOLD CORP (b)	39,250	44,550
43,514	CARPENTER TECHNOLOGY CORP	788,135	1,172,702
20,000	CLEARWATER PAPER CORP (b)	457,261	1,099,400
10,500	DELTIC TIMBER CORP	503,271	484,890
19,000	GRACE W R + CO DEL NEW (b)	465,151	481,650
29,000	GREIF INC	1,556,979	1,565,420
5,750	HORSEHEAD HLDG CORP (b)	63,382	73,313
6,850	INNOPHOS HLDGS INC	121,326	157,482
16,715	INNOSPEC INC	141,068	168,654
20,000	KAPSTONE PAPER + PKGING CORP (b)	145,550	197,000
20,050	NORTH AMERN GALVANIZING (b)	87,008	97,243
27,350	NORTH AMERN PALLADIUM LTD (b)	85,777	95,725
39,016	ROCK TENN CO	1,261,225	1,966,797
14,000	TEXAS INDS INC	775,328	489,860
11,900	UFP TECHNOLOGIES INC (b)	68,689	77,350
7,000	UNIVERSAL STAINLESS + ALLOY PR (b)	104,537	132,020
42,000	ZEP INC	601,927	727,440
		9,738,885	11,522,788	5.38%
Utilities:
21,030	ALLETE INC	671,405	687,260
2,300	AMERICAN STS WTR CO	77,315	81,443
27,000	AMERICAN WATER WORKS	583,883	605,070
19,000	CLECO CORP NEW	470,134	519,270
2,315	CONNECTICUT WTR SVC INC	56,233	57,343
14,000	ITC HLDGS CORP	638,988	729,260
19,090	MIDDLESEX WTR CO	335,970	336,557
35,289	NEUSTAR INC (b)	616,478	813,059
81,250	NEUTRAL TANDEM INC (b)	2,110,622	1,848,438
129,091	NGP CAP RES CO	1,533,590	1,049,510
19,000	OTTER TAIL CORP	562,474	471,200
7,027	PENNICHUCK CORP	133,375	148,481
40,000	PETROHAWK ENERGY CORP (b)	448,994	959,600
24,500	PORTLAND GEN ELEC CO	677,887	500,045
177,407	PREMIERE GLOBAL SVCS INC (b)	2,059,651	1,463,608
7,250	SJW CORP	169,508	163,633
25,925	SOUTHWEST GAS CORP	639,058	739,640
17,900	SOUTHWEST WTR CO	86,020	105,431
191,357	SYNIVERSE HLDGS INC (b)	2,730,279	3,344,920
36,767	UIL HLDG CORP	1,045,701	1,032,417
18,400	UNITIL CORP	367,931	422,832
14,479	YORK WTR CO	186,988	210,090
		16,202,485	16,289,106	7.60%
ETFs:
Commodities:
12,650	CHARDAN 2008 CHINA ACQUISITION (b)	118,727	113,218
23,000	POWERSHARES DB MULTI SECTOR (b)	591,023	608,120
25,000	SPDR SER TR	610,828	556,250
27,000	TERRITORIAL BANCORP INC (b)	402,472	487,350
		1,723,051	1,764,938	0.82%
Convertible Bonds:
Industrials:
487,900	GENCORP INC, 2.25% rate, due 2024	212,502	439,720	0.20%
Cash equivalents:
6,539,904	SSGA MONEY MARKET FUND, Current rate 0.01%	$6,539,904	6,539,904	3.05%
		6,539,904	6,539,904

	Grand Total (c)	$183,979,346	214,855,860	100.24%

See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2009

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

At December 31, 2009, the cost for Federal income tax purposes was $184,009,387. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	$39,671,938
	Gross unrealized depreciation	(8,825,465)
	Net unrealized appreciation	$30,846,473
(d)	Foreign security values are stated in U.S. dollars. As of December 31, 2009, the value of stocks or depository receipts represented 0.71% of net assets.

See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Cap Fund

December 31, 2009

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUN INCOME			$554,976	658,440
182,800	BLACKROCK LONG TERM MUN			1,875,574	1,868,216
18,200	BLACKROCK MUN BD TR			169,379	253,344
25,100	BLACKROCK MUN INCOME TR II			237,725	343,619
21,837	BLACKROCK MUNI YIELD			275,930	279,077
186,000	BLACKROCK MUNIHOLDINGS FL INSD			2,175,942	2,416,140
59,500	BLACKROCK MUNIHOLDINGS INSD FD			749,861	772,905
71,200	BLACKROCK MUNIYIELD FLA FD INC			905,807	902,816
78,300	BLACKROCK MUNIYIELD INSD FD			1,032,557	961,524
76,179	BLACKROCK MUNIYIELD MI INSD FD			1,014,103	988,803
71,700	BLACKROCK MUNIYIELD MICH INSD			860,594	851,796
54,700	BLACKROCK MUNIYIELD PA INSD			774,527	727,510
28,100	BLACKROCK MUNIYIELD QUALITY FD			333,747	330,456
12,500	DREYFUS STRATEGIC MUN BD FD			68,613	96,125
209,000	DWS MUN INCOME TR			2,278,136	2,462,020
1,000	EATON VANCE			8,280	11,430
62,900	EATON VANCE INCS CA MU II			702,542	720,205
1,100	EATON VANCE INSD MI MUN BD FD			15,510	14,641
26,905	EATON VANCE MUN INCOME TR			286,929	310,484
10,800	FEDERATED PREMIER MUN INCOME			128,672	161,028
57,200	INVESTMENT GRADE MUNI INC FD			772,405	808,236
129,600	MBIA CAP CLAYMORE MANAGED			1,664,733	1,709,424
6,500	MFS HIGH INCOME NUM TR			23,108	31,395
67,200	MORGAN STANLEY DEAN WITTER			507,600	534,240
95,900	MSDW QUAL MUNI INVESTMENT TR			1,173,337	1,214,094
90,881	MSDW QUALITY MUNICIPAL INCOM			1,024,407	1,096,025
10,299	NEUBERGER BERMAN INTER MUN FD			126,917	138,831
31,103	NUVEEN CALIF INVT QUALITY MUN			373,215	399,363
13,700	NUVEEN CALIF MUN MKT			157,825	180,292
41,700	NUVEEN DIVID ADVANTAGE MUN FD			475,800	562,950
17,000	NUVEEN DIVID ADVANTAGE MUN FD3			185,431	228,990
13,500	NUVEEN INSD DIVID ADVANTAGE			181,771	192,915
4,800	NUVEEN MASS PREM INCOME MUN FD			65,734	65,040
30,600	NUVEEN MICH PREM INCOME MUN FD			404,605	375,462
44,600	NUVEEN MUN ADVANTAGE FD INC			522,316	636,888
15,500	NUVEEN N J INVT QUALITY MUN FD			211,528	200,260
10,100	NUVEEN PA DIVID ADVANTAGE MUN			127,549	133,522
48,500	NUVEEN PA INVT QUALITY MUN FD			673,352	637,775
238,709	NUVEEN PREM INCOME MUN FD 2			3,273,534	3,181,991
27,100	NUVEEN PREMIER INC			367,653	351,758
161,890	PUTNAM MUN OPPORTUITIES TR			1,838,267	1,801,836
84,500	SPECIAL OPPORTUNITIES FUND			1,116,261	1,189,760
83,800	VAN KAMPEN MERRITT			954,508	1,194,150
114,300	VAN KAMPEN MERRITT ADVANTAGE			1,329,113	1,308,735
84,239	VAN KAMPEN MERRITT PA			1,114,508	1,073,205
37,800	VAN KAMPEN MERRITT SELECT SECT			398,849	431,676
63,277	VAN KAMPEN MERRITT TR INVT			894,508	877,019
22,000	WESTERN ASSET MGNT MUNS FD INC			240,488	268,400
48,606	WESTERN ASSET PARTNERS FD INC			620,291	647,432
12,700	WESTERN INTER MUNI FD INC			111,045	113,665
				35,380,061	36,715,907	6.77%
Municipal bonds:
2,000,000	ABAG FIN AUTH FOR NONPROFIT CO	2/15/2019	5.375	$1,774,548	1,933,440
405,000	ABILENE TEX HEALTH FACS DEV	11/15/2028	5.150	405,000	278,543
500,000	ADAMS CNTY PA INDL DEV AUTH	8/15/2021	5.875	500,035	528,030
1,500,000	AGUA CALIENTE BAND CAHUILLA	7/1/2018	6.000	1,465,764	1,462,665

See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
715,000	ALABAMA HSG FIN AUTH SINGLE	4/1/2038	4.500	$531,077	661,168
1,380,000	ALABAMA HSG FIN AUTH SINGLE	10/1/2028	5.250	1,380,000	1,425,775
200,000	ALABAMA SPL CARE FACS FING AUT	11/1/2019	5.000	208,677	202,698
870,000	ALACHUA CNTY FLA HEALTH FACS A	12/1/2011	6.000	870,000	872,219
500,000	ALASKA HSG FIN CORP HOME MTG	12/1/2033	5.450	500,000	515,860
1,000,000	ALASKA HSG FIN CORP HOME MTG	12/1/2034	5.250	997,150	1,018,490
250,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2011	5.450	250,000	252,115
350,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2010	5.400	350,000	348,849
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.250	1,280,162	1,515,255
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.250	2,008,080	2,048,580
240,000	ALBANY N Y INDL DEV AGY CIVIC	5/1/2016	6.500	240,000	151,198
350,000	ALEUTIANS EAST BOROUGH ALASKA	6/1/2025	5.500	314,639	311,252
500,000	ALEXANDRIA VA REDEV + HSG AUTH	10/1/2029	6.125	527,161	508,270
1,025,000	ALISAL CALIF UN SCH DIST (c)	8/1/2025	6.221	408,151	422,936
350,000	ALLEGHENY CNTY PA HOSP DEV AUT	4/1/2010	3.875	349,558	350,280
500,000	ANDERSON IND ECONOMIC DEV REV	10/1/2021	4.750	495,983	456,075
410,000	ARBOR GREENE CMNTY DEV DIST FL	5/1/2019	5.000	417,018	407,257
500,000	ARIZONA HEALTH FACS AUTH	10/1/2010	4.750	500,000	500,330
1,066,620	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.250	1,035,137	836,625
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.000	1,876,760	1,757,385
1,060,000	ASMS PUB EDL BLDG AUTH MOBILE	9/1/2026	4.375	1,030,573	1,038,429
900,000	ATLANTA GA TAX ALLOCATION	1/1/2020	5.400	894,932	879,633
750,000	ATLANTA GA WTR + WASTEWTR REV	11/1/2029	6.000	750,000	792,120
650,000	ATOKA CNTY OKLA HEALTHCARE	10/1/2018	5.875	642,763	608,316
630,000	AUSTIN TEX CONVENTION ENTERPRI	1/1/2012	6.000	585,340	630,706
50,000	AUSTIN TEX UTIL SYS REV	5/15/2018	5.250	50,054	50,152
400,000	AVE MARIA STEWARDSHIP CMNTY DE	11/1/2012	4.800	399,741	306,720
250,000	BAPTIST RD RURAL TRANSN AUTH	12/1/2017	4.800	250,000	198,175
495,000	BELMONT CMNTY DEV DIST FLA CAP (b)	11/1/2014	5.125	494,460	113,637
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2024	5.250	513,302	514,935
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2019	5.250	518,879	522,065
750,000	BERKELEY CNTY S C SCH DIST INS	12/1/2020	5.000	759,385	789,113
300,000	BEXAR CNTY TEX HEALTH FACS DEV	7/1/2027	5.000	308,106	259,575
250,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2021	6.500	267,749	222,743
805,000	BEXAR CNTY TEX HSG FIN CORP MU	4/1/2030	9.000	802,479	477,285
1,005,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	6/1/2031	10.500	1,005,000	301,279
890,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2036	9.250	868,392	633,030
570,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	8.125	550,028	434,779
455,000	BEXAR CNTY TEX HSG FIN CORP MU	9/15/2021	8.750	455,000	448,052
100,000	BEXAR CNTY TEX HSG FIN CORP MU	6/1/2011	5.500	99,521	96,002
600,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	6.100	517,278	485,292
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2019	5.350	504,807	441,685
98,824	BISMARCK STATE COLLEGE	4/1/2032	5.010	100,545	97,892
650,000	BI-STATE DEV AGY MO ILL MET	10/1/2033	5.250	650,000	650,150
250,000	BLUE ASH OHIO TAX INCREMENT	12/1/2021	5.000	253,058	228,980
240,000	BLYTHE CALIF REDEV AGY REDEV P	5/1/2028	5.800	193,295	211,836
500,000	BOONE CNTY IND REDEV COMMN	8/1/2023	5.375	505,724	500,875
750,000	BOONE CNTY IND REDEV COMMN	8/1/2028	5.000	741,033	696,765
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.750	517,061	519,170
700,000	BOSTON MASS REV	10/1/2031	6.125	701,637	728,553
150,000	BRANSON COMM PK CMNTY IMPT	6/1/2010	5.000	149,847	150,086
1,265,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2032	5.375	1,263,160	1,216,879
500,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2033	5.500	505,397	485,405
400,000	BRAZOS RIV TEX HBR NAV DIST	5/15/2033	4.950	400,000	360,920
232,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	232,000	179,027
500,000	BROOKLYN ARENA LOCAL DEV CORP	7/15/2030	6.000	494,164	509,800
250,000	BROWNSBURG IND REDEV AUTH ECON	2/1/2029	4.700	250,000	252,925

See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	BROWNSBURG IND REDEV AUTH ECON	8/1/2024	4.625	$250,000	254,465
895,000	BUCKEYE OHIO TOB SETTLEMENT	6/1/2024	5.125	859,386	807,281
165,000	BULLHEAD CITY ARIZ SPL ASSMT	1/1/2010	6.100	165,876	165,000
750,000	BUNCOME CNTY N C PROJ DEV FING	8/1/2024	6.750	737,021	683,265
250,000	BURKE CNTY GA DEV AUTH POLLUTN	10/1/2032	4.375	250,000	252,053
100,000	BURLINGTON KANS POLLUTION CTL	6/1/2031	5.300	98,554	101,726
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.894	395,000	266,329
360,000	CALIFORNIA CMNTYS HSG FIN AGY	10/1/2011	5.000	359,743	351,583
180,000	CALIFORNIA CMNTYS HSG FIN AGY	12/1/2011	5.000	179,860	175,667
145,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	144,828	140,625
260,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	259,425	251,238
140,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2023	5.625	134,465	139,849
150,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2021	4.500	148,284	133,299
500,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2036	5.000	494,926	379,830
500,000	CALIFORNIA HEALTH FACS FING	3/1/2033	5.000	504,342	462,515
500,000	CALIFORNIA HEALTH FACS FING	4/1/2010	5.300	501,319	502,765
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.450	480,719	499,975
1,000,000	CALIFORNIA INFRASTRUCTURE + EC	2/1/2030	6.000	1,014,367	1,066,500
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	744,467	652,095
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.875	498,808	508,015
750,000	CALIFORNIA MUN FIN AUTH SR LIV	5/15/2029	5.875	750,000	762,638
1,500,000	CALIFORNIA SCH FACS FING AUTH (c)	8/1/2029	1.994	1,017,405	1,018,350
40,000	CALIFORNIA ST	10/1/2020	5.250	40,949	40,118
1,000,000	CALIFORNIA ST PUB WKS BRD LEAS	3/1/2016	5.625	978,382	1,001,120
750,000	CALIFORNIA STATEWIDE CMNTYS	4/1/2037	5.125	756,954	608,460
750,000	CALIFORNIA STATEWIDE CMNTYS	6/1/2017	5.400	747,702	693,690
200,000	CALIFORNIA STATEWIDE CMNTYS DE	4/20/2036	7.000	200,000	213,784
500,000	CALIFORNIA STATEWIDE CMNTYS DE	5/15/2032	5.750	493,140	485,275
400,000	CALIFORNIA STATEWIDE CMNTYS DE	8/15/2031	5.500	371,386	400,552
350,000	CALIFORNIA STATEWIDE CMNTYS DE	9/1/2029	6.000	350,000	299,604
610,000	CALIFORNIA STATEWIDE CMNTYS DE	11/20/2036	6.150	643,013	730,780
350,000	CAMBRIDGE PA AREA JT AUTH GTD	12/1/2028	5.625	341,812	326,641
1,000,000	CAMERON TEX ED CORP REV	8/15/2021	5.000	830,497	896,210
80,000	CAPE GIRARDEAU CNTY MO INDL DE	6/1/2032	5.750	82,925	75,944
335,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	335,000	254,975
750,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2038	5.875	763,285	338,513
1,256,853	CARLSBAD N M INDL DEV REV	4/15/2021	5.750	1,291,152	1,121,955
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.750	130,187	119,911
750,000	CARTHAGE MO HOSP REV	4/1/2010	4.500	748,827	749,550
1,000,000	CENTER UNI SCH DIST CALIF (c)	8/1/2031	6.074	280,286	234,680
900,000	CENTINELA VALLEY CALIF UN HIGH	8/1/2033	5.500	912,048	927,720
595,000	CHANDLER PARK ACADEMY MICH	11/1/2022	5.000	434,163	540,736
270,000	CHARLESTON CNTY S C HOSP FACS	10/1/2019	5.500	276,926	275,214
400,000	CHARTIERS VALLEY PA INDL + COM	8/15/2012	5.000	398,536	403,152
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.500	520,517	436,915
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	255,501	259,605
275,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	255,098	277,934
750,000	CHICAGO ILL	1/1/2035	5.500	758,807	758,903
20,000	CHICAGO ILL MET HSG DEV CORP M	7/1/2022	6.850	20,574	20,035
500,000	CITIZEN POTAWATOMI NATION OKLA	9/1/2016	6.500	500,000	487,160
250,000	CLARK CNTY NEV ECONOMIC DEV RE	5/15/2033	5.375	254,283	250,020
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.000	456,587	390,709
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.350	256,872	285,676
500,000	CLEVELAND CNTY OKLA JUSTICE	3/1/2029	5.750	488,092	526,005
475,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2016	6.250	449,944	470,055
1,110,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2023	5.250	985,284	815,961
750,000	CLIFTON TEX HIGHER ED FIN CORP	2/15/2018	7.750	738,877	847,223

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	COCONINO CNTY ARIZ POLLUTN CTL	6/1/2034	5.500	$1,000,000	1,053,400
425,000	COLLIER CNTY FLA HSG FIN AUTH	8/15/2015	5.250	423,670	439,743
750,000	COLO HSG FIN AUTH SINGLE	11/1/2034	5.000	750,109	757,635
150,000	COLORADO EDL + CULTURAL FACS	6/15/2012	4.625	148,807	148,865
1,000,000	COLORADO EDL + CULTURAL FACS	6/1/2033	5.500	974,241	1,012,910
835,000	COLORADO EDL + CULTURAL FACS	11/15/2028	6.750	835,000	891,129
20,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	19,794	23,572
280,000	COLORADO HEALTH FACS AUTH REV	11/15/2020	5.125	277,109	290,567
600,000	COLORADO HEALTH FACS AUTH REV	9/15/2022	5.000	593,846	580,770
1,000,000	COLORADO HSG + FIN AUTH	11/1/2029	5.500	1,000,000	1,042,160
1,000,000	COLORADO HSG + FIN AUTH	10/1/2029	5.400	1,000,000	1,034,490
4,000,000	COMAL TEX INDPT SCH DIST (c)	2/1/2037	6.119	781,717	789,040
1,750,000	COMPARK BUSINESS CAMPUS MET	12/1/2027	5.750	1,568,175	1,419,705
260,000	CONCORDE ESTATES CMNTY DEV DIS (b)	5/1/2011	5.000	259,667	90,844
1,250,000	CONNECTICUT ST DEV AUTH POLLUT	9/1/2028	5.850	1,319,355	1,257,738
450,000	CONNECTICUT ST HEALTH + EDL	7/1/2025	6.000	455,242	446,864
375,000	CONNERTON WEST CMNTY DEV DIST (b)	5/1/2016	5.125	374,474	144,064
420,000	CONWAY ARK HOSP REV	8/1/2022	5.250	412,388	416,170
375,000	COOK CNTY ILL SCH DIST NO 148	12/1/2027	4.500	347,723	396,458
1,105,000	CORONA-NORCO CALIF UNI SCH DIS (c)	8/1/2039	1.728	664,208	709,101
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.500	632,374	382,767
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.000	492,225	522,845
960,000	CROW FIN AUTH MONT TRIBAL PURP	10/1/2017	5.650	920,567	961,603
1,250,000	CROWN POINT IND ECONOMIC DEV	11/15/2013	6.500	1,250,000	1,249,875
1,000,000	CULLMAN CNTY ALA HEALTH CARE A	2/1/2023	6.250	978,085	977,270
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.700	514,336	522,925
3,415,000	DALLAS TEX HSG FIN CORP MULTI-	10/20/2032	6.750	3,398,180	3,555,254
225,000	DALTON GA DEV AUTH REV	8/15/2026	5.250	226,882	214,666
1,000,000	DELAWARE ST HEALTH FACS AUTH R	6/1/2030	5.000	798,128	891,770
500,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.200	500,000	509,385
221,618	DENHAM SPRINGS-LIVINGSTON HSG	11/1/2040	5.000	230,165	222,183
500,000	DENVER COLO CITY + CNTY ARPT	11/15/2031	5.000	493,440	508,945
1,500,000	DENVER COLO CITY + CNTY EXCISE	9/1/2023	6.000	1,607,752	1,693,515
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	512,399	423,960
750,000	DENVER COLO CONVENTION CTR	12/1/2026	5.125	781,556	664,058
205,000	DETROIT CMNTY HIGH SCH MICH	11/1/2010	5.000	205,000	203,815
500,000	DETROIT LAKES MINN HSG +	8/1/2034	5.440	500,000	499,035
750,000	DETROIT MICH	4/1/2020	5.250	753,903	625,020
500,000	DINUBA CALIF FING AUTH LEASE R	9/1/2038	5.375	494,570	375,440
1,105,000	DIRECTOR ST NEV DEPT BUSINESS (b)	11/15/2014	6.000	1,095,777	665,254
2,000,000	DISTRICT COLUMBIA REV	7/1/2025	6.000	2,027,635	2,038,220
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.000	509,508	417,860
3,000,000	DUBLIN CALIF UNI SCH DIST (c)	8/1/2034	6.378	640,747	595,050
390,000	DURBIN CROSSING CMNTY DEV DIST	11/1/2010	4.875	389,911	320,529
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.500	506,272	492,545
225,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2024	4.625	225,000	229,169
500,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2034	5.000	500,000	500,330
565,000	EAST CHICAGO IND REDEV COMMN	1/15/2015	5.250	565,000	576,882
550,000	EAST CHICAGO IND REDEV COMMN	7/15/2014	5.000	550,000	562,997
980,000	EAST POINT GA	2/1/2026	8.000	1,108,030	993,955
800,000	EDEN PRAIRIE MINN MULTIFAMILY	2/20/2043	6.200	873,094	850,472
200,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	200,000	194,902
750,000	EL PASO DE ROBLES CALIF REDEV	7/1/2033	6.375	741,394	766,335
878,648	EL PASO TEX HSG FIN CORP MTG R	4/1/2033	6.180	911,702	931,446
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.250	506,939	502,455
2,000,000	EMERY CNTY UTAH POLLUTN CTL RE	11/1/2023	5.650	2,022,199	2,000,000
1,550,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.625	1,565,874	1,415,925

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2013	6.000	$523,667	524,230
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.000	1,000,000	1,001,800
250,000	ESCONDIDO CALIF UN HIGH SCH DI (c)	5/1/2019	6.449	137,542	151,903
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.300	505,746	509,490
500,000	FAIRFAX CNTY VA REDEV + HSG AU	8/1/2039	5.600	500,000	521,415
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.375	246,645	250,033
2,910,108	FARGO N D UNIV FACS REV	11/29/2027	5.110	2,910,108	3,153,276
750,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	5.700	750,000	749,955
250,000	FARMINGTON N M POLLUTN CTL REV	12/1/2016	6.300	250,000	250,108
170,000	FARMINGTON N M POLLUTN CTL REV	4/1/2022	5.800	173,195	168,953
500,000	FARMINGTON N MEX HOSP REV	6/1/2022	5.000	508,653	513,060
739,000	FARMS NEW KENT VA CMNTY DEV	3/1/2036	5.125	739,000	466,102
1,000,000	FESTIVAL RANCH CMNTY FACS DIST	7/15/2024	6.250	1,017,912	1,010,690
315,000	FIDDLERS CREEK CMNTY DEV DIST (b)	5/1/2013	5.750	313,815	125,874
950,000	FLAGSTAFF ARIZ INDL DEV AUTH R	7/1/2022	5.500	869,496	785,460
490,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.450	490,000	501,961
1,000,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.300	1,000,000	1,018,490
905,000	FOREST CREEK CMNTY DEV DIST (b)	5/1/2011	4.850	904,702	537,018
1,000,000	FOREST GROVE ORE REV	5/1/2030	6.000	982,611	1,016,260
500,000	FORT ML S C SCH FACS CORP	12/1/2030	5.250	496,999	504,595
1,000,000	FORT ML S C SCH FACS CORP	12/1/2029	5.250	992,818	1,009,770
1,000,000	FORT PIERCE FLA CAP IMPT REV	9/1/2025	5.750	984,723	1,116,180
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE	7/1/2035	5.125	581,609	707,470
1,000,000	FRUITA COLO REV	1/1/2018	7.000	965,232	1,007,900
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.250	1,071,883	973,192
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,686	332,274
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.500	980,167	1,064,180
1,128,989	GALVESTON CNTY TEX MUN UTIL	2/23/2010	6.690	1,128,989	959,076
500,000	GARDEN GROVE CALIF CTFS PARTN	8/1/2023	5.700	512,069	501,805
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	0.958	400,000	273,800
500,000	GILA CNTY ARIZ UNI SCH DIST NO	7/1/2028	3.000	475,823	532,540
1,000,000	GOLDEN ST TOB SECURITIZATION (c)	6/1/2022	1.294	851,993	904,570
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2047	5.125	848,123	671,410
885,000	GRAND FORKS N D HEALTH CARE FA	12/1/2010	6.625	885,000	887,531
2,000,000	GRAND FORKS N D HEALTH CARE SY	8/15/2027	5.625	2,000,000	1,992,120
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.300	494,877	526,260
985,000	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2032	4.750	695,981	748,196
500,000	GREENS PARKWAY MUN UTIL DIST	9/1/2032	5.500	484,262	501,820
500,000	GUNNISON CNTY COLO	7/15/2019	6.099	509,641	506,545
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.125	983,499	986,290
750,000	HAMILTON CNTY OHIO HEALTH CARE	1/1/2037	5.000	628,409	611,768
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.000	500,000	506,735
1,250,000	HARRIS CNTY TEX CULTURAL ED	8/15/2021	6.750	1,250,000	1,243,913
500,000	HARRIS CNTY TEX DEPT ED PUB FA	2/15/2023	5.750	507,722	540,380
250,000	HARRISONVILLE MO ANNUAL	11/1/2028	4.625	242,193	234,853
1,500,000	HARTNELL CALIF CMNTY COLLEGE D (c)	8/1/2034	3.593	625,001	730,305
350,000	HARVEY ILL	12/1/2027	5.500	358,083	335,370
1,000,000	HAWAII ST DEPT BUDGET + FIN	11/15/2023	7.875	966,945	1,079,020
590,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2029	8.750	581,697	632,203
500,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2014	6.400	500,000	505,385
2,000,000	HAWTHORNE CALIF SCH DIST CTFS	12/1/2029	0.000	1,495,400	1,495,360
360,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2018	5.000	370,578	359,215
1,500,000	HEALTH CARE AUTH FOR BAPTIST	11/15/2036	6.125	1,500,000	1,586,670
1,000,000	HELENDALE CALIF SCH DIST (c)	8/1/2034	2.437	551,233	567,580
1,500,000	HENDERSON NEV LOC IMPT DISTS	9/1/2010	4.500	1,500,000	1,178,820
205,000	HENDERSON NEV LOC IMPT DISTS	9/1/2011	4.300	185,151	199,896
255,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	257,701	250,260

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	HIMALAYA WTR + SANTN DIST COLO	12/1/2035	5.000	$513,067	422,520
250,000	HOLLYWOOD FLA CMNTY REDEV AGY	3/1/2024	5.625	204,458	237,455
1,260,000	HOPKINS CNTY KY HOSP REV	11/15/2011	6.625	1,251,981	1,263,213
500,000	HOPKINS CNTY TEX HOSP DIST	2/15/2023	5.500	488,101	457,505
279,000	HOUMA-TERREBONNE PUB TR FING A	12/1/2040	5.150	291,034	281,957
250,000	HOWARD CNTY MD RETIREMENT	4/1/2027	5.250	255,432	202,673
400,000	HUNTSVILLE-REDSTONE VLG ALA	1/1/2015	5.250	400,000	390,824
500,000	HURON CNTY OHIO HOSP FACS REV	12/1/2022	5.000	501,826	501,825
110,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2010	6.000	110,118	108,907
85,000	IDAHO HSG + FIN ASSN	8/1/2010	5.750	85,000	84,803
245,000	IDAHO HSG + FIN ASSN	8/1/2017	6.250	245,000	227,644
250,000	IDAHO HSG + FIN ASSN	6/1/2021	5.500	250,000	241,965
250,000	IDAHO HSG + FIN ASSN	7/1/2021	5.625	249,256	239,293
250,000	IDAHO HSG + FIN ASSN	12/1/2018	5.500	247,381	226,035
750,000	IDAHO HSG + FIN ASSN	7/1/2021	9.000	750,000	843,945
500,000	IDAHO HSG + FIN ASSN SINGLE	1/1/2040	5.500	500,000	513,725
500,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2038	5.500	500,000	516,050
750,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2026	5.650	770,301	772,785
730,000	ILLINOIS DEV FIN AUTH POLLUTN	3/1/2014	5.500	735,697	730,022
195,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	198,767	195,025
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	258,746	250,175
135,000	ILLINOIS DEV FIN AUTH REV	7/1/2019	6.050	135,813	134,807
500,000	ILLINOIS EDL FACS AUTH REVS	10/1/2032	5.700	501,675	501,460
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.000	567,709	432,558
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	498,891	496,540
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.250	506,764	504,690
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.000	364,292	352,545
750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	750,000	742,853
375,000	ILLINOIS FIN AUTH REV	4/1/2026	5.000	381,490	336,379
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	624,690	525,369
875,000	ILLINOIS FIN AUTH REV	2/1/2037	5.250	873,218	735,464
500,000	ILLINOIS FIN AUTH REV	2/15/2038	5.875	506,082	416,885
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.250	969,699	842,190
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.000	511,659	462,840
650,000	ILLINOIS FIN AUTH REV	5/15/2015	5.250	657,553	642,928
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.750	257,208	203,078
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.000	151,651	125,886
250,000	ILLINOIS FIN AUTH REV	12/1/2021	5.000	255,408	235,208
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.000	522,258	509,965
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.750	728,259	588,780
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.250	601,961	588,204
400,000	ILLINOIS FIN AUTH REV (b)	11/15/2016	5.400	396,582	159,840
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.250	1,247,590	1,261,150
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.750	252,349	255,213
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.000	484,792	532,205
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.375	741,184	813,870
440,000	ILLINOIS FIN AUTH SPORTS FAC (b)	12/1/2035	7.000	436,658	109,309
500,000	ILLINOIS FIN AUTH SPORTS FAC	10/1/2037	6.250	484,013	312,290
750,000	ILLINOIS FIN AUTH SPORTS FAC	10/1/2027	6.125	730,224	489,908
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.375	737,022	746,895
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.000	517,905	503,125
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.150	501,495	492,070
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.100	2,144,424	2,085,615
750,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.250	751,580	757,403
500,000	ILLINOIS HSG DEV AUTH MULTI	7/1/2028	4.800	500,000	494,860
250,000	INDEPENDENCE MO THIRTY-NINTH	9/1/2032	6.875	250,000	238,543
500,000	INDIANA BD BK REV	2/1/2029	5.500	490,134	534,230

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	INDIANA HEALTH + EDL FAC FING	11/15/2025	5.250	$255,040	235,843
500,000	INDIANA HEALTH + EDL FAC FING	11/15/2035	5.250	475,617	433,945
500,000	INDIANA HEALTH + EDL FAC FING	2/15/2036	5.250	502,630	450,805
1,000,000	INDIANA HEALTH + EDL FAC FING	2/15/2030	5.250	735,014	944,180
1,750,000	INDIANA HEALTH + EDL FAC FING	3/1/2022	5.500	1,612,124	1,774,675
500,000	INDIANA HEALTH FAC FING AUTH H	2/15/2017	5.125	491,810	500,315
350,000	INDIANA HEALTH FAC FING AUTH H	2/15/2018	5.250	358,571	350,259
1,315,000	INDIANA HEALTH FAC FING AUTH R	8/15/2018	5.000	1,178,791	1,299,522
280,000	INDIANA ST DEV FIN AUTH POLLUT	3/1/2030	5.000	280,938	280,081
1,500,000	INDIANA ST FIN AUTH REV	7/1/2039	5.750	1,527,368	1,541,985
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.000	1,000,000	999,890
250,000	INDUSTRY CALIF URBAN DEV AGY	5/1/2021	4.750	254,188	241,978
750,000	INGLEWOOD CALIF REDEV AGY TAX	5/1/2014	5.250	728,755	757,170
300,000	INTERCOMMUNITY HOSP FING AUTH	11/1/2019	5.250	310,182	286,659
976,715	INTERMEDIATE SCH DIST 287 MINN	1/1/2028	5.460	996,118	959,164
5,779,136	INTERMEDIATE SCH DIST 287 MINN	11/1/2032	5.295	5,523,740	5,672,106
200,000	IOWA FIN AUTH RETIREMENT CMNTY	11/15/2011	4.750	199,116	200,610
120,000	IOWA FIN AUTH SR HSG REV	11/1/2011	5.000	120,000	118,446
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.000	397,739	344,508
500,000	IOWA FIN AUTH SR LIVING FAC	11/15/2027	5.500	509,909	350,595
1,000,000	IOWA STUDENT LN LIQUIDITY CORP	12/1/2027	5.500	976,620	994,320
1,000,000	JACKSON CNTY MICH HOSP FIN	6/1/2017	5.250	954,142	994,500
475,000	JACKSONVILLE FLA ECONOMIC DEV	9/1/2017	6.000	475,000	484,890
1,000,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2027	5.000	957,907	984,860
500,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2022	5.000	495,312	505,780
400,000	JEFFERSON CNTY ALA MULTIFAMILY	9/1/2012	5.400	396,230	400,756
1,500,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.125	1,500,000	1,502,265
205,000	JEFFERSON PARISH LA FIN AUTH	6/1/2033	5.000	215,867	211,078
1,250,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.000	1,310,398	1,248,625
250,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.700	262,476	266,915
700,000	JOPLIN MO INDL DEV AUTH INDL R	5/15/2017	5.500	708,407	616,315
155,000	JUBAN PARC CMNTY DEV DEV DIST	10/1/2014	5.150	155,000	136,408
2,220,000	KALISPEL TRIBE INDIANS	1/1/2016	6.200	2,159,319	2,090,152
1,000,000	KANSAS CITY MO INDL DEV AUTH M	11/20/2039	5.100	1,000,000	1,001,480
3,500,000	KANSAS CITY MO INDL DEV AUTH M	1/1/2012	5.000	3,467,202	3,469,235
1,000,000	KANSAS ST DEV FIN AUTH HOSP RE	11/15/2029	5.500	976,320	1,031,440
700,000	KATY TEX DEV AUTH REV	6/1/2011	5.800	694,048	700,049
1,000,000	KENT HOSP FIN AUTH MICH REV	7/1/2035	6.000	1,063,115	822,820
500,000	KENTUCKY ECONOMIC DEV FIN AUTH	11/20/2035	5.375	500,000	525,000
200,000	KENTUCKY ECONOMIC DEV FIN AUTH	12/1/2033	6.000	198,473	219,058
250,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2012	6.250	253,057	257,928
750,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2018	6.000	729,127	788,348
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.150	500,000	509,740
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.250	248,600	233,938
2,705,000	KERRVILLE TEX HEALTH FACS DEV	8/15/2035	5.450	2,694,304	2,433,256
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.200	750,000	779,393
900,000	KLICKITAT CNTY WASH PUB HOSP	12/1/2020	6.000	829,417	862,434
750,000	KNOX CNTY TENN HEALTH EDL + HS	4/15/2031	6.500	635,875	787,988
500,000	LA VERNIA TEX HIGHER ED FIN CO	2/15/2018	6.000	500,000	473,215
1,647,000	LAFAYETTE LA PUB TR FING AUTH	1/1/2041	5.350	1,692,781	1,683,152
360,000	LAKE ASHTON II CMNTY DEV DIST	11/1/2010	4.875	360,130	272,074
650,000	LAKELAND FLA HOSP SYS REV	11/15/2032	5.000	661,091	617,682
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.875	250,000	243,120
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.000	750,000	737,768
750,000	LANCASTER CALIF REDEV AGY TAX	8/1/2024	6.000	737,091	786,713
400,000	LANGSTON OKLA ECONOMIC DEV	5/1/2026	5.250	413,299	351,932
2,000,000	LAS VEGAS NEV REDEV AGY TAX IN	6/15/2023	7.500	1,978,872	2,252,480

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	LEE CNTY FLA INDL DEV AUTH HEA	11/15/2029	5.000	$255,083	205,095
750,000	LEE CNTY FLA INDL DEV AUTH IND	6/15/2027	5.250	754,080	578,730
400,000	LEE CNTY S C SCH FACS INC	12/1/2031	6.000	366,294	393,276
250,000	LEHIGH CNTY PA GEN PURP AUTH	8/15/2042	1.203	250,000	154,875
200,000	LEWISVILLE TEX COMBINATION CON	9/1/2028	5.700	131,009	189,222
45,000	LEWISVILLE TEX INDPT SCH DIST	8/15/2025	5.000	45,410	47,224
500,000	LOMBARD ILL PUB FACS CORP	1/1/2015	6.375	500,000	448,260
300,000	LOMBARD ILL PUB FACS CORP	1/1/2025	5.500	317,773	217,224
550,000	LOMBARD ILL PUB FACS CORP	1/1/2030	5.500	579,026	369,490
1,750,000	LOMBARD ILL PUB FACS CORP	1/1/2036	5.250	1,781,189	1,689,870
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.000	253,058	241,080
320,000	LORAIN CNTY OHIO HOSP REV	9/1/2016	5.625	324,385	320,454
330,000	LORAIN CNTY OHIO HOSP REV	9/1/2027	5.500	336,149	330,102
1,000,000	LOS ANGELES CALIF CMNTY COLLEG	8/1/2033	6.000	1,034,415	1,115,680
400,000	LOS ANGELES CALIF CTFS PARTN	2/1/2018	5.700	352,498	400,052
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.000	1,000,926	1,004,470
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.000	1,089,154	1,137,050
500,000	LOUDOUN CNTY VA INDL DEV AUTH	8/1/2028	7.000	500,000	505,440
475,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2040	6.550	501,847	518,273
340,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2038	5.850	363,977	364,126
200,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2022	4.800	200,000	208,038
1,570,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2038	5.700	1,651,089	1,616,645
235,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2039	5.600	242,902	249,124
500,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2034	5.100	500,000	507,450
460,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	460,000	380,158
500,000	LOUISIANA PUB FACS AUTH HOSP R	7/1/2024	6.750	519,545	531,155
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.883	500,000	324,000
15,000	LUBBOCK TEX HEALTH FACS DEV	1/20/2010	5.000	15,000	15,023
105,000	LUBBOCK TEX HEALTH FACS DEV	3/20/2012	5.000	105,000	108,972
350,000	LUCAS CNTY OHIO HEALTH CARE	8/15/2015	6.375	342,888	357,018
1,495,000	LUZERNE CNTY PA	11/1/2026	7.000	1,601,552	1,684,013
150,000	LYNN HAVEN FLA CAP IMPT REV	12/1/2016	5.000	150,000	150,513
560,284	LYONS COLO REV	11/30/2016	4.750	565,351	505,740
250,000	MADEIRA CMNTY DEV DIST FLA SPL (b)	11/1/2014	5.250	249,568	130,278
460,000	MADISON CNTY FLA REV	7/1/2025	6.000	453,153	345,285
210,000	MADISON CNTY NY INDL DEV AGY C	2/1/2017	4.500	207,110	200,176
250,000	MAGNOLIA CREEK FLA CMNTY DEV D (b)	5/1/2014	5.600	250,000	153,135
1,000,000	MAINE EDL LN AUTH STUDENT LN R	12/1/2027	5.625	1,000,000	1,042,620
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.750	1,000,000	613,470
500,000	MANCHESTER N H HSG + REDEV	1/1/2015	6.750	504,803	483,995
500,000	MANCHESTER N H HSG + REDEV (c)	1/1/2020	5.248	290,702	208,315
557,000	MANHATTAN ILL SPL SVC AREA SPL	3/1/2022	5.750	557,000	356,864
500,000	MANSFIELD OHIO	12/1/2024	6.000	528,645	548,120
2,000,000	MANTECA CALIF FING AUTH SWR	12/1/2033	5.000	1,854,360	1,896,780
500,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2020	6.250	513,197	577,110
300,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2024	8.000	308,627	324,894
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIS	7/1/2026	6.250	1,019,685	1,139,290
235,000	MARION CNTY IND CONVENTION + R	6/1/2027	5.000	222,781	235,038
500,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.100	500,000	456,565
130,000	MARYLAND ST ECONOMIC DEV CORP	12/1/2011	4.750	129,528	119,461
450,000	MARYLAND ST HEALTH + HIGHER	7/1/2029	6.750	440,431	525,677
500,000	MARYLAND ST HEALTH + HIGHER	1/1/2027	4.625	461,910	481,355
240,000	MARYLAND ST HEALTH + HIGHER	1/1/2017	5.000	240,000	219,252
500,000	MASHANTUCKET WESTERN PEQUOT TR	9/1/2036	5.500	509,182	261,075
1,000,000	MASSACHUSETTS DEV FIN AGY SR	6/1/2014	6.250	1,000,000	1,001,470
250,000	MASSACHUSETTS ST	5/1/2037	0.758	250,000	183,875
460,000	MASSACHUSETTS ST DEV FIN AGY	10/1/2017	5.000	467,363	427,276

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
750,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2016	5.500	$762,139	654,660
464,000	MASSACHUSETTS ST HEALTH + EDL	10/1/2017	6.000	470,131	459,147
2,480,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2013	7.300	2,480,000	2,486,994
235,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2028	5.000	241,648	235,068
1,050,000	MASSACHUSETTS ST HEALTH + EDL	1/15/2012	5.125	1,046,455	1,054,368
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	12/1/2033	5.350	1,000,000	1,023,070
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	6/1/2040	5.050	1,000,000	1,001,440
100,000	MASSACHUSETTS ST INDL FIN AGY	9/1/2017	5.450	100,000	100,083
145,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2027	5.000	147,179	145,009
225,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2029	5.250	231,479	225,068
500,000	MASSACHUSETTS ST TPK AUTH MET	1/1/2017	5.125	507,894	500,540
1,000,000	MASSACHUSETTS ST TPK AUTH WEST	1/1/2017	5.550	1,000,000	1,004,330
265,000	MATAGORDA CNTY TEX NAV DIST NO	6/1/2026	5.250	270,828	258,163
80,000	MATAGORDA CNTY TEX NAV DIST NO	6/1/2026	5.250	80,573	77,936
1,750,000	MC ALESTER OKLA PUB WKS AUTH U (c)	2/1/2030	5.480	587,979	568,645
200,000	MEAD VLG NEB TAX INCREMENT REV	7/1/2012	5.125	200,000	105,104
500,000	MESQUITE NEV REDEV AGY TAX	6/1/2014	5.750	495,187	513,675
500,000	MESQUITE TEX HEALTH FACS DEV C	2/15/2015	5.000	502,217	493,760
1,830,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2040	7.500	1,830,000	1,216,511
855,000	MET GOVT NASHVILLE + DAVIDSON (b)	6/20/2036	10.000	855,000	514,351
1,070,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2020	8.000	1,070,000	639,368
500,000	METROPOLITAN PIER + EXPOSITION	6/15/2027	6.500	500,000	501,165
2,000,000	METROPOLITAN WASHINGTON D C AR (c)	10/1/2041	1.425	1,274,061	1,399,640
500,000	MIAMI BEACH FLA HEALTH FACS	11/15/2028	5.375	505,528	407,460
500,000	MIAMI CNTY OHIO HOSP FAC	5/15/2018	5.250	510,324	525,635
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (c)	10/1/2026	6.250	536,092	496,575
750,000	MIAMI-DADE CNTY FLA WTR + SWR	10/1/2023	6.000	762,155	853,245
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.750	1,032,708	1,090,360
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.350	500,000	503,815
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.000	300,000	249,447
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.000	750,000	736,628
475,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.250	475,000	401,456
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.000	500,000	536,075
175,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2028	5.000	178,118	169,666
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.125	988,446	1,093,630
545,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2038	5.700	545,000	565,852
625,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2020	5.375	596,624	654,931
1,000,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2034	5.625	1,000,000	1,027,360
1,000,000	MICHIGAN ST STRATEGIC FD LTD	9/1/2029	5.450	1,056,853	1,003,550
280,000	MICHIGAN TOB SETTLEMENT FIN	6/1/2022	5.125	263,001	249,718
500,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.450	500,000	317,385
523,084	MINNESOTA ST HIGHER ED FACS	10/1/2016	4.493	526,814	523,241
235,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.000	225,165	237,876
1,000,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.100	1,000,000	1,001,490
500,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.050	500,000	502,625
400,000	MISSISSIPPI HOME CORP SINGLE F	6/1/2039	6.750	424,669	446,340
500,000	MISSOURI DEV FIN BRD	6/1/2029	5.625	486,435	516,020
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2027	6.000	506,558	511,325
500,000	MISSOURI ST DEV FIN BRD INFRAS	10/1/2027	6.125	483,948	516,810
250,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2025	5.125	252,773	253,075
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2028	4.750	485,114	474,215
500,000	MISSOURI ST DEV FIN BRD INFRAS	11/1/2025	5.500	491,669	515,555
980,000	MISSOURI ST HEALTH + EDL FACS	2/1/2022	5.125	1,010,461	941,966
500,000	MISSOURI ST HEALTH + EDL FACS	2/1/2027	4.875	505,215	444,785
650,000	MISSOURI ST HSG DEV COMMN	7/1/2042	5.250	641,018	642,012
470,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.250	466,784	482,521
450,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.350	450,000	463,775

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
475,000	MODESTO CALIF IRR DIST CTFS PA	7/1/2022	5.300	$449,069	475,219
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTH	5/1/2015	7.250	992,152	1,063,710
1,550,000	MONTANA ST BRD HSG	12/1/2039	5.500	1,550,277	1,594,067
250,000	MONTGOMERY ALA EDL BLDG AUTH F	10/1/2032	5.250	259,761	221,495
250,000	MONTGOMERY ALA MED CLINIC BRD	3/1/2031	5.250	255,256	225,180
1,500,000	MONTGOMERY CNTY OHIO HEALTH	9/20/2032	6.550	1,456,803	1,539,000
750,000	MONTGOMERY CNTY OHIO REV	11/15/2039	5.250	750,000	796,035
750,000	MONTGOMERY CNTY PA HIGHER ED	6/1/2025	5.000	740,450	750,525
650,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2014	5.375	647,060	601,101
375,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2028	6.125	369,957	283,894
200,000	MOUNT CARBON MET DIST COLO REV (b) (c) (e)	6/1/2043	8.000	-	-
800,000	MOUNT CARBON MET DIST COLO REV (b)	6/1/2043	7.000	800,000	231,440
400,000	NASSAU CNTY N Y INDL DEV AGY	1/1/2018	5.875	396,850	399,420
500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2039	5.375	500,000	514,085
1,500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2040	5.100	1,500,000	1,500,975
140,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2011	5.000	140,339	141,998
155,000	NEW HAMPSHIRE HEALTH + ED FACS	7/1/2014	5.000	155,360	164,471
500,000	NEW HAMPSHIRE HEALTH + ED FACS	8/1/2038	6.000	489,943	524,475
570,000	NEW HAMPSHIRE HGR EDL + HLTH F	10/1/2010	5.700	570,000	571,870
925,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2038	6.625	975,987	1,023,355
750,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2034	5.375	750,000	768,548
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	297,381	294,288
500,000	NEW JERSEY HEALTH CARE FACS FI	1/1/2025	6.000	505,500	509,530
235,000	NEW JERSEY HEALTH CARE FACS FI	2/1/2021	5.000	239,834	237,068
415,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2015	5.750	408,271	432,438
485,000	NEW JERSEY HEALTH CARE FACS FI	11/15/2033	0.983	485,000	321,070
2,500,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2016	6.250	2,500,000	2,503,575
750,000	NEW JERSEY ST EDL FACS AUTH	12/1/2023	7.125	738,560	854,580
500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2024	5.375	497,256	530,895
2,500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2027	5.000	2,496,319	2,622,400
500,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2030	6.450	541,671	537,980
925,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2034	5.000	925,000	923,622
2,360,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2037	5.000	2,342,335	2,356,295
800,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2035	5.000	800,000	801,704
30,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	31,486	30,729
1,000,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.000	1,000,000	1,012,410
1,045,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.450	1,045,000	1,074,521
500,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.800	500,000	498,075
1,000,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.000	1,000,000	995,720
250,000	NEW MEXICO ST HOSP EQUIP LN CO	8/15/2017	5.000	249,208	221,373
500,000	NEW ORLEANS LA AVIATION BRD	1/1/2025	6.000	489,347	500,345
250,000	NEW ORLEANS LA AVIATION BRD RE	1/1/2023	6.000	249,091	283,238
230,000	NEW ORLEANS LA SEW SVC REV	6/1/2010	5.200	230,470	230,131
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.000	739,288	793,620
500,000	NEW RIVER CMNTY DEV DIST FLA (b)	5/1/2013	5.000	498,953	209,850
640,000	NEW YORK N Y CITY HSG DEV CORP	11/1/2024	5.100	548,433	660,006
250,000	NEW YORK N Y CITY INDL DEV AGY	1/1/2029	6.125	246,535	281,725
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.450	998,331	1,059,340
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.875	361,439	358,666
990,000	NEW YORK ST DORM AUTH REVS	7/1/2015	6.050	990,000	992,426
750,000	NEW YORK ST DORM AUTH REVS NON	7/1/2029	6.250	762,280	838,770
500,000	NEW YORK ST DORM AUTH REVS NON	8/15/2038	6.000	531,096	537,790
1,820,000	NEW YORK ST MED CARE FACS FIN	2/15/2035	6.375	1,802,136	1,824,095
960,000	NEW YORK ST MED CARE FACS FIN	8/15/2023	6.300	960,000	963,216
250,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.500	250,000	250,920
500,000	NOBLESVILLE IND REDEV AUTH	2/1/2031	5.125	495,204	518,065
325,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2021	6.250	323,677	352,323

See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	NORTH CAROLINA MED CARE COMMN	10/1/2020	5.500	$510,353	496,355
1,300,000	NORTH CAROLINA MED CARE COMMN	10/1/2035	4.750	1,300,000	1,285,999
500,000	NORTH CAROLINA MED CARE COMMN	10/1/2034	5.800	541,137	482,770
250,000	NORTH CAROLINA MED CARE COMMN	1/1/2032	5.250	248,693	180,068
1,000,000	NORTH CENT TEX HEALTH FAC DEV	5/15/2017	5.000	1,002,710	1,003,610
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.450	2,000,000	2,052,920
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.350	1,000,000	1,022,940
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.750	739,999	741,263
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.000	360,966	275,835
500,000	NORTH TEX TWY AUTH DALLAS NORT	1/1/2025	6.000	500,000	538,890
250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.125	254,054	262,183
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2042	1.154	691,973	740,620
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2028	5.900	351,147	367,460
3,000,000	NORTHEAST TEX MUN WTR DIST (c)	9/1/2027	8.519	689,758	840,390
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.914	500,000	376,250
220,000	NORTHERN CALIF PWR AGY PUB PWR	7/1/2032	5.200	224,270	220,022
2,000,000	NORWALK-LA MIRADA CALIF UNI SC (c)	8/1/2029	3.256	1,062,325	1,095,540
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2028	5.750	293,312	327,792
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2029	5.875	295,703	329,193
250,000	OAKLAND CALIF UNI SCH DIST ALA	8/1/2024	5.000	258,987	246,175
100,000	OAKRIDGE CMNTY DEV DIST FLA	5/1/2018	5.250	100,335	100,493
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.500	508,763	545,580
500,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.450	500,000	514,560
755,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2028	6.125	755,203	824,166
750,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.400	750,000	770,303
1,000,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2029	4.750	1,000,000	999,940
500,000	OKLAHOMA DEV FIN AUTH	6/1/2014	5.250	500,000	536,775
980,000	OKLAHOMA HSG FIN AGY SINGLE	9/1/2038	6.500	1,038,918	1,083,586
500,000	OKLAHOMA HSG FIN AGY SINGLE	3/1/2032	5.150	500,000	509,110
500,000	OLIVER CNTY N D POLLUTN CTL RE	1/1/2027	5.300	501,158	502,270
1,000,000	ORANGE CNTY FLA HEALTH FACS AU	10/1/2021	6.250	983,549	1,140,580
500,000	OREGON HEALTH SCIENCES UNIV RE	7/1/2039	5.750	485,482	525,000
600,000	OREGON ST	10/1/2031	5.125	595,571	605,598
500,000	ORLANDO FLA CMNTY REDEV AGY TA	9/1/2021	5.250	509,098	529,905
500,000	ORLEANS PARISH LA PARISHWIDE S	9/1/2020	5.500	500,000	499,960
520,000	ORLEANS PARISH LA SCH BRD (c)	2/1/2015	5.586	387,825	378,383
3,685,000	PACHECO CALIF UN SCH DIST CTFS (c)	2/1/2037	6.471	658,271	644,249
1,000,000	PALM BAY FLA UTIL REV (c)	10/1/2031	5.920	281,406	283,700
675,000	PALM BEACH CNTY FL HEALTH FACS	11/15/2029	5.125	683,548	629,910
420,000	PALM BEACH CNTY FLA HEALTH FAC	10/1/2011	5.500	420,289	420,571
1,000,000	PALM BEACH CNTY FLA HEALTH FAC	11/15/2022	5.375	910,886	913,400
175,000	PANTHER TRACE II FLA CMNTY DEV	11/1/2010	5.000	175,203	168,460
630,000	PARKLANDS LEE CMNTY DEV DIST (b)	5/1/2011	5.125	629,789	346,324
1,665,000	PATTERSON CALIF JT UNI SCH DIS (c)	8/1/2027	6.548	536,363	604,079
750,000	PELL CITY ALA SPL CARE FACS FI	12/1/2027	5.250	617,897	712,380
1,500,000	PENNSYLVANIA ECONOMIC DEV FING	10/15/2023	6.250	1,466,020	1,584,135
500,000	PENNSYLVANIA ST HIGHER EDL	3/15/2030	5.750	431,999	493,485
500,000	PENNSYLVANIA ST HIGHER EDL	7/1/2039	0.844	500,000	318,000
75,000	PENNSYLVANIA ST HIGHER EDL FAC	11/15/2016	5.875	78,861	71,868
1,000,000	PENNSYLVANIA ST TPK COMMN TPK (c)	6/1/2033	1.774	661,355	726,170
1,025,000	PENNSYLVANIA ST TPK COMMN TPK (c)	12/1/2030	2.281	637,804	659,659
2,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2021	5.601	1,035,652	1,075,460
5,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2026	6.233	1,768,855	1,835,250
500,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2022	6.149	228,723	250,175
1,000,000	PHILADELPHIA PA HOSPS + HIGHER	11/15/2023	6.625	1,000,986	1,000,010
135,000	PHOENIX ARIZ STR + HWY USER RE	7/1/2011	6.250	136,336	135,608
450,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	7.250	450,000	449,960

See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
130,000	PIMA CNTY ARIZ INDL DEV AUTH	8/1/2012	6.250	$130,000	131,656
325,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	6.625	325,000	312,078
115,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2012	5.000	114,864	112,315
245,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2024	6.100	240,956	216,769
200,000	PIMA CNTY ARIZ INDL DEV AUTH	12/15/2016	5.250	198,269	187,564
480,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2018	6.375	480,000	468,053
1,290,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2031	6.750	935,281	1,181,730
375,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2016	6.000	375,000	347,633
150,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2023	5.700	154,171	128,348
1,100,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2017	5.350	977,474	1,016,840
465,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2014	4.650	464,059	432,924
250,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2022	5.000	253,851	212,658
500,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2022	5.375	505,114	441,025
205,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2015	5.125	204,261	195,916
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.250	474,401	509,510
500,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2020	5.250	522,939	485,965
300,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2018	5.250	248,804	296,868
370,000	PINGREE GROVE ILL SPL SVC AREA	3/1/2015	5.250	367,824	329,159
225,000	PITT CNTY N C REV	12/1/2010	5.375	227,754	232,110
1,000,000	PITTSBURG CALIF REDEV AGY TAX	9/1/2028	6.500	976,666	1,093,330
250,000	PLAINFIELD IND CMNTY HIGH SCH	7/15/2023	5.000	247,326	262,060
500,000	PLEASANT VALLEY CALIF SCH DIST	2/1/2022	5.850	498,122	547,785
750,000	PLEASANTS CNTY W VA POLLUTN CT	5/1/2015	6.150	781,118	750,900
750,000	PORT CORPUS CHRISTI AUTH TEX	12/1/2022	5.650	750,000	759,045
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.000	1,753,256	1,760,553
415,000	PORTLAND ME HSG DEV CORP	8/1/2015	4.875	415,000	409,111
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	242,773
105,000	PRIVATE COLLEGES + UNIVS AUTH	10/1/2029	5.375	105,196	97,112
500,000	PROVIDENCE R I HSG AUTH HSG	9/1/2027	5.000	508,813	514,680
250,000	PROVIDENCE R I HSG AUTH HSG	9/1/2026	5.000	255,530	258,935
250,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.500	250,000	191,215
450,000	PUERTO RICO COMWLTH HWY + TRAN	7/1/2045	0.724	450,000	215,775
500,000	PUERTO RICO ELEC PWR AUTH PWR	7/1/2025	0.874	500,000	381,125
500,000	PUERTO RICO SALES TAX FING	8/1/2057	1.118	500,000	319,750
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	685,373
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.800	744,871	650,828
1,000,000	REDONDO BEACH CALIF UNI SCH (c)	8/1/2034	1.702	659,233	676,770
500,000	RENO NEV HOSP REV	6/1/2020	5.500	508,396	526,170
400,000	RENO NEV HOSP REV	6/1/2032	5.250	412,607	374,004
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.000	766,014	755,700
500,000	RHODE ISLAND HSG + MTG FIN COR	10/1/2038	5.625	500,000	518,475
500,000	RHODE ISLAND ST HEALTH + EDL	5/15/2030	6.250	493,158	551,000
250,000	RHODE ISLAND ST HEALTH + EDL B	5/15/2026	5.250	255,458	249,985
500,000	RHODE ISLAND ST STUDENT LN AUT	12/1/2027	5.750	500,000	503,350
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.625	515,176	436,035
500,000	RICHMOND CALIF JT PWRS FING AU	7/1/2024	6.250	500,000	525,500
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.500	314,642	343,109
1,345,000	RIO GRANDE VY HEALTH FACS DEV	8/1/2012	6.400	1,345,000	1,348,389
500,000	RIVERSIDE MO INDL DEV AUTH	5/1/2020	5.000	502,610	501,490
550,000	RIVERSIDE MO INDL DEV AUTH	5/1/2027	4.500	520,858	469,436
250,000	RIVERWOOD ESTATES CMNTY DEV (b)	5/1/2013	5.000	250,000	49,925
750,000	ROCKPORT IND POLLUTION CTL REV	6/1/2025	4.625	726,737	718,433
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.750	502,721	520,845
2,200,000	ROWLAND CALIF UNI SCH DIST (c)	8/1/2027	6.252	752,035	741,708
1,000,000	SACRAMENTO CALIF CITY FING AUT (c)	12/1/2021	5.200	543,751	482,220
500,000	SACRAMENTO CNTY CALIF CTFS PAR	10/1/2027	4.750	500,339	449,420
250,000	SACRAMENTO CNTY CALIF SANTN DI	12/1/2035	0.701	250,000	190,188

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
350,000	SACRAMENTO CNTY CALIF WTR FING	6/1/2039	0.741	$350,000	233,538
1,355,000	SADDLEBACK VY UNI SCH DIST CAL	9/1/2017	5.650	1,355,000	1,360,230
750,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	6.500	744,268	759,840
2,500,000	SALEM-KEIZER ORE SCH DIST NO (c)	6/15/2023	5.259	1,243,608	1,358,600
1,750,000	SAN BERNARDINO CNTY CALIF CTFS	8/1/2028	5.000	1,795,967	1,650,810
85,000	SAN DIEGO CALIF PUB FACS FING	5/15/2025	5.000	85,876	85,046
1,505,000	SAN DIEGO CALIF PUB FACS FING	5/15/2027	5.250	1,515,506	1,505,933
65,000	SAN DIEGO CALIF PUB FACS FING	5/15/2025	5.000	65,169	65,000
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.000	448,406	496,545
1,000,000	SAN FRANCISCO CALIF CITY +	5/1/2039	6.000	1,036,077	1,059,240
500,000	SAN FRANCISCO CALIF CITY + CNT	10/1/2033	5.250	504,968	503,455
750,000	SAN GORGONIO CALIF MEM HEALTHC	8/1/2027	7.000	766,526	804,068
250,000	SAN JOAQUIN HILLS CALIF TRANSN	1/15/2030	5.250	253,749	211,550
250,000	SANTA CLARA CALIF REDEV AGY TA	6/1/2015	5.000	251,742	251,443
1,250,000	SARASOTA CNTY FLA HEALTH FACS	1/1/2027	5.500	1,021,386	1,135,663
250,000	SARASOTA NATL CMNTY DEV DIST (b)	5/1/2039	5.300	248,193	139,323
1,000,000	SCAGO EDL FACS CORP FOR	12/1/2026	5.000	1,041,451	1,036,010
500,000	SCOTTSDALE ARIZ INDL DEV AUTH	9/1/2030	5.250	483,437	464,250
200,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2022	5.750	206,296	193,836
500,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2024	5.500	505,649	468,270
250,000	SENECA NATION INDIANS CAP	12/1/2023	5.000	248,749	206,500
625,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2029	5.550	556,863	63,156
150,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2019	5.350	134,966	15,372
750,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2016	5.250	745,819	719,400
350,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2011	4.900	350,000	355,012
1,000,000	SKOWHEGAN ME POLLUTN CTL REV	11/1/2013	5.900	1,000,000	1,004,390
1,250,000	SMYRNA TENN HSG ASSN INC MULTI	10/20/2035	6.450	1,254,906	1,301,163
550,000	SNOHOMISH CNTY WASH HSG AUTH H	4/1/2026	6.400	550,000	551,777
500,000	SOUTH BAYSIDE WASTE MGMT AUTH	9/1/2029	6.250	518,706	538,660
250,000	SOUTH CAROLINA HSG FIN + DEV A	7/1/2032	5.500	250,000	258,160
475,000	SOUTH CAROLINA JOBS ECONOMIC D	4/1/2024	5.000	485,707	470,193
500,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2027	6.000	503,865	392,225
750,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2042	5.150	750,000	712,530
695,000	SOUTH CAROLINA JOBS-ECONOMIC	11/1/2010	4.650	695,000	694,868
750,000	SOUTH CAROLINA JOBS-ECONOMIC	5/1/2011	5.000	750,000	761,265
1,000,000	SOUTH CAROLINA JOBS-ECONOMIC	4/1/2030	6.000	969,154	973,630
650,000	SOUTH CAROLINA ST ED ASSISTANC	10/1/2029	5.100	642,003	655,915
1,000,000	SOUTH COAST CONSERVANCY DIST I	1/1/2028	5.250	994,172	1,048,890
400,000	SOUTH INDIAN RIV WTR CTL DIST	8/1/2031	4.625	371,775	347,740
170,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2022	6.000	171,276	171,720
300,000	SOUTHERN MINN MUN PWR AGY PWR	1/1/2013	4.205	300,000	281,277
250,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.375	256,488	252,615
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.625	1,538,803	1,450,620
240,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.625	238,368	169,610
690,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.000	690,000	639,506
750,000	SPARKS NEV REDEV AGY TAX	6/1/2020	6.400	719,215	696,645
1,000,000	SPARKS NEV REDEV AGY TAX	6/1/2020	7.250	989,223	988,790
500,000	SPARKS NEV TOURISM IMPT DIST	6/15/2020	6.500	483,453	457,755
294,000	ST BERNARD PARISH LA HOME MTG	3/1/2039	5.800	288,206	302,485
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.125	1,025,000	927,676
250,000	ST JOHNS CNTY FLA INDL DEV AUT	8/1/2034	5.625	241,119	221,365
500,000	ST JOHNS CNTY FLA INDL DEV AUT	1/1/2016	5.000	466,718	453,965
215,000	ST JOHNS CNTY FLA INDL DEV AUT	10/1/2017	5.000	215,000	193,040
500,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2038	6.000	366,779	411,830
460,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2026	6.000	332,035	407,367
400,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2014	5.750	406,918	402,500
500,000	ST JOSEPH CNTY IND HOSP AUTH	2/15/2028	5.250	508,946	413,565

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	$988,539	910,470
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	496,349	438,755
250,000	ST LOUIS CNTY MO INDL DEV	9/1/2021	5.375	254,458	238,413
250,000	ST LOUIS CNTY MO INDL DEV AUTH	11/15/2022	5.000	253,179	208,198
415,000	ST LOUIS MO INDL DEV AUTH TAX	5/1/2026	5.125	412,672	316,890
223,495	ST TAMMANY PARISH LA FIN AUTH	12/1/2039	5.250	228,516	231,653
165,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	164,868	154,153
500,000	STONEYBROOK SOUTH CMNTY DEV (b)	11/1/2015	5.450	498,601	216,015
500,000	SULLIVAN CNTY TENN HEALTH EDL	9/1/2036	5.250	516,181	420,710
345,000	SUMMIT ACADEMY NORTH MICH PUB	11/1/2011	4.750	345,053	334,364
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2036	6.000	772,452	653,160
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2026	6.000	1,035,383	931,700
1,000,000	TARRANT CNTY TEX CULTURAL ED	5/15/2027	5.125	706,913	901,320
250,000	TARRANT CNTY TEX CULTURAL ED	2/15/2013	5.000	249,783	241,173
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2016	5.250	485,941	491,770
950,000	TARRANT CNTY TEX CULTURAL ED	9/1/2023	5.000	937,952	965,447
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.500	1,000,000	1,001,120
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	5.750	495,355	505,215
500,000	TARRANT CNTY TEX CULTURAL ED	2/15/2014	6.500	500,000	500,300
1,000,000	TARRANT CNTY TEX CULTURAL ED	2/15/2016	7.250	1,000,000	1,000,740
1,000,000	TENNESSEE HSG DEV AGY	7/1/2038	5.450	1,000,000	1,025,980
330,000	TENNESSEE HSG DEV AGY	7/1/2031	4.500	330,000	342,055
215,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.200	216,780	219,580
795,000	TERREBONNE PARISH LA	3/1/2024	5.875	801,925	908,733
185,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	6.250	177,530	199,891
250,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	1.620	250,000	171,750
1,000,000	TEXAS ST DEPT HSG + CMNTY AFFA	7/1/2039	5.450	1,000,000	1,026,460
1,000,000	TEXAS ST PUB FIN AUTH CHARTER	8/15/2030	5.000	873,938	829,870
400,000	TEXAS ST PUB FIN AUTH CHARTER	9/1/2018	5.500	400,000	370,772
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.000	800,000	8
300,000	TOBACCO SETTLEMENT FING CORP N	6/1/2015	5.000	307,553	303,675
425,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	425,000	212,330
750,000	TOLEDO-LUCAS CNTY OHIO PORT	12/1/2035	5.375	649,010	610,455
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.375	750,000	665,348
2,000,000	TORRANCE CALIF UNI SCH DIST (c)	8/1/2023	6.197	872,806	926,360
2,000,000	TRAVIS CNTY TEX HEALTH FACS	11/15/2035	4.750	2,000,000	1,976,760
840,000	TRAVIS CNTY TEX HSG FIN CORP M (b)	6/1/2035	9.250	840,000	326,768
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.000	1,029,668	1,094,760
350,000	TYLER TEX HEALTH FACS DEV CORP	11/1/2037	5.375	347,625	341,824
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2013	5.100	497,487	496,600
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2016	5.250	494,424	462,440
350,000	UNIVERSITY CALIF REVS	5/15/2031	5.750	361,970	396,732
240,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	250,653	237,175
250,000	UNIVERSITY ILL UNIV REVS	4/1/2038	5.750	257,948	272,228
671,000	UTAH ASSOCIATED MUNI POWER SYS	5/1/2022	4.750	671,000	552,924
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2040	5.550	500,000	512,220
600,000	UTAH ST CHARTER SCH FIN AUTH	7/15/2018	6.375	600,000	583,662
390,000	VALLEY ALA SPL CARE FACS FING	11/1/2011	5.450	393,651	386,900
1,015,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.000	1,015,000	623,728
1,500,000	VERMONT EDL + HEALTH BLDGS FIN	12/1/2027	6.125	1,502,610	1,506,750
500,000	VERMONT EDL + HEALTH BLDGS FIN	1/1/2023	5.375	455,221	487,460
215,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	215,000	220,420
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.500	296,971	253,671
1,500,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.000	1,500,000	1,504,410
750,000	VIRGINIA ST HSG DEV AUTH	7/1/2025	6.000	750,000	816,030
500,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2031	5.350	502,836	505,015
2,000,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2036	5.375	2,091,358	2,016,160

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	WALKER FIELD COLO PUB ARPT AUT	12/1/2027	4.750	$228,506	226,148
500,000	WASHINGTON CNTY VA INDL DEV AU	7/1/2019	7.250	493,200	598,070
500,000	WASHINGTON ST HEALTH CARE FACS	8/1/2028	6.250	516,723	533,455
500,000	WASHINGTON ST HEALTH CARE FACS	3/1/2024	6.500	477,726	538,560
1,000,000	WASHINGTON ST HEALTH CARE FACS	3/1/2029	7.125	974,473	1,111,110
470,000	WASHINGTON ST HEALTH CARE FACS	2/15/2027	5.000	386,750	437,213
1,000,000	WASHINGTON ST HSG FIN COMMN	12/1/2033	5.450	1,000,000	1,050,890
650,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2013	5.100	650,000	634,465
1,150,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2017	5.250	1,146,600	997,177
435,000	WATERS EDGE CMNTY DEV DIST FLA	11/1/2012	5.000	435,046	245,906
500,000	WATERSET NORTH CMNTY DEV DIST (b)	11/1/2015	6.550	498,780	309,385
750,000	WEATHERFORD HOSP AUTH OKLA REV	5/1/2016	6.000	764,021	716,490
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDE	7/1/2025	5.000	872,528	933,460
240,000	WEST VLGS IMPT DIST FLA REV (b)	5/1/2037	5.500	240,000	115,742
665,000	WESTERN GENERATION AGY ORE	1/1/2021	5.000	670,519	603,527
200,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.900	200,000	184,712
500,000	WHITEHOUSE TEX INDPT SCH DIST (c)	2/15/2025	4.650	249,558	248,475
255,000	WILL CNTY ILL SPL ED JT	1/1/2021	5.500	264,450	266,100
750,000	WINNEBAGO + STEPHENSON CNTYS I (c)	1/1/2019	5.250	469,974	465,105
460,000	WISCONSIN HEALTH + EDL FACS	8/15/2016	4.600	458,945	448,394
1,000,000	WISCONSIN HEALTH + EDL FACS	12/1/2034	5.000	1,000,000	1,001,430
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.000	1,025,066	1,144,380
1,000,000	WISCONSIN ST HEALTH + EDL FA	11/15/2025	5.750	990,186	1,000,940
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2026	5.875	476,186	500,010
350,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2021	6.000	358,827	353,689
500,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2032	5.250	488,454	473,080
450,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2017	6.000	460,901	458,703
250,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2017	5.250	249,425	250,130
525,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2018	6.250	506,768	530,822
205,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2023	6.000	217,874	212,796
250,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2032	6.000	268,190	256,860
200,000	WISCONSIN ST HEALTH + EDL FACS	3/1/2015	4.650	200,000	197,524
400,000	WISCONSIN ST HEALTH + EDL FACS	9/1/2015	5.000	400,000	389,776
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2024	6.500	347,828	499,970
750,000	WISCONSIN ST HEALTH + EDL FACS	4/15/2033	6.400	764,827	765,465
400,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.600	401,410	400,880
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2034	6.750	507,322	496,980
500,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2028	5.700	519,012	489,380
1,550,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.500	1,551,707	1,550,481
1,000,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2022	5.750	900,322	971,990
1,000,000	WISCONSIN ST HEALTH + EDL FACS	5/15/2029	5.125	853,782	893,130
500,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2026	5.000	505,122	462,385
500,000	WISCONSIN ST HEALTH + EDL FACS	1/15/2025	5.650	507,622	510,635
1,000,000	WISCONSIN ST HEALTH + EDL FACS	9/15/2014	5.400	1,000,000	995,080
825,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	817,158	830,693
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.250	760,123	783,885
250,000	WYOMING MUN PWR AGY PWR SUPPLY	1/1/2028	5.500	254,842	265,263
250,000	YUBA CITY CALIF REDEV AGY TAX	9/1/2027	5.125	254,341	216,778

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund December 31, 2009

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
355,000	ZEPHYR RIDGE CMNTY DEV DIST (b)	5/1/2013	5.250	$355,475	141,933
				502,076,952	487,035,741	89.79%
Other Asset Backed:
400,000	NORTHERN MARIANA ISLANDS	10/1/2022	5.000	$403,249	330,020
				403,249	330,020	0.06%
Cash Equivalents:
15,798,249	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%			$15,798,249	15,798,249
				15,798,249	15,798,249	2.91%

	Grand total (d)			$553,658,511	539,879,917	99.54%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d)

At December 31, 2009, the cost for Federal income tax purposes was $553,658,511. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$15,052,078
Gross unrealized depreciation	(28,830,672)
Net unrealized depreciation	$(13,778,594)

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent

California	9.46%
Texas	8.09
Indiana	6.39
Illinois	6.05
Florida	4.84
Missouri	3.38
Arizona	3.29
Louisiana	2.69
Michigan	2.47
Pennsylvania	2.28
South Carolina	1.85
Other	49.21
100.00%

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund

December 31, 2009

Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
(Unaudited)

Public Housing Bonds 2%
Insured bonds 9%
General Obligation Bonds 4%
Multi-Family Housing Bonds 17%
Education Bonds 11%
Insured General Obligation Bonds 2%
Hospital Bonds 18%
Public Utility Bonds 2%
Industrial Revenue Bonds 4%
Cash 7%
Other 24%

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
6,144	AGL ENERGY LTD.	$60,957	77,285
51,722	ALUMINA LTD.(b)	50,177	84,932
51,166	AMCOR LTD.	184,011	285,046
37,706	AMP LTD.	144,346	227,091
16,005	ARISTOCRAT LEISURE LTD.	56,089	57,129
32,151	ASCIANO GROUP(b)	51,907	51,907
8,612	ASX LTD.	204,977	268,219
35,980	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	408,509	732,042
19,517	AXA ASIA PACIFIC HOLDINGS LTD.	47,802	114,836
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	55,064
179,910	BGP HOLDINGS PLC - FRACTIONAL SHARES(b)	-	-
53,357	BHP BILLITON LTD.	1,211,028	2,043,241
1,182	BILLABONG INTERNATIONAL LTD.	7,263	11,491
14,237	BIOTA HOLDINGS LTD.(b)	30,770	30,475
30,685	BLUESCOPE STEEL LTD.	54,658	84,673
10,867	BORAL LTD.	30,867	57,425
23,100	BRAMBLES LTD.	103,155	139,936
57,933	CFS RETAIL PROPERTY TRUST	66,005	98,116
26,098	COCA-COLA AMATIL LTD.	157,258	268,934
971	COCHLEAR LTD.	35,893	59,958
22,621	COMMONWEALTH BANK OF AUSTRALIA	527,768	1,103,049
8,520	COMPUTERSHARE LTD.	47,796	86,876
27,153	CROWN LTD.	161,888	194,403
7,833	CSL LTD.	178,272	227,878
41,838	CSR LTD.	48,720	67,293
25,100	DAVID JONES LTD.	93,275	120,773
44,394	DEXUS PROPERTY GROUP	24,235	33,522
23,200	DOWNER EDI LTD.	125,795	193,378
94,235	FAIRFAX MEDIA LTD.	116,376	145,352
21,110	FORTESCUE METALS GROUP LTD.(b)	37,574	83,136
72,738	FOSTER’S GROUP LTD.	279,006	357,933
82,900	GOODMAN FIELDER LTD.	114,131	120,668
93,686	GOODMAN GROUP	48,414	52,723
179,910	GPT GROUP	55,818	96,621
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	129,978
19,665	INCITEC PIVOT LTD.	31,737	62,320
75,725	INSURANCE AUSTRALIA GROUP LTD.	198,206	271,240
7,000	JB HI-FI LTD.	71,699	140,783
8,444	LEIGHTON HOLDINGS LTD.	230,900	285,312
3,157	LEND LEASE CORP. LTD.	10,919	28,768
5,587	MACQUARIE GROUP LTD.	112,772	239,199
31,339	MACQUARIE INFRASTRUCTURE GROUP	32,101	37,346
49,680	METCASH LTD.	136,834	198,849
37,974	MIRVAC GROUP	50,570	52,829
30,511	NATIONAL AUSTRALIA BANK LTD.	465,492	742,430
7,658	NEWCREST MINING LTD.	173,651	240,008
8,316	NUFARM LTD.	80,753	81,245
46,887	ONESTEEL LTD.	82,657	139,484
17,026	ORICA LTD.	237,242	394,640
12,164	ORIGIN ENERGY LTD.	118,319	182,616
68,197	OZ MINERALS LTD.(b)	31,654	71,310
14,231	PALADIN ENERGY LTD.(b)	54,196	52,814
416	PERPETUAL LTD.	7,027	13,729
22,200	PRIMARY HEALTH CARE LTD.	92,581	118,716
36,732	QANTAS AIRWAYS LTD.	46,697	97,625
15,840	QBE INSURANCE GROUP LTD.	228,176	361,541
6,931	RIO TINTO LTD.	244,955	458,595
12,740	SANTOS LTD.	130,070	160,421
1,300	SIMS METAL MANAGEMENT LTD.	14,504	25,447
4,345	SONIC HEALTHCARE LTD.	31,728	59,841
60,029	STOCKLAND	127,913	210,953
63,773	SUNCORP-METWAY LTD.	400,866	492,435
20,677	TABCORP HOLDINGS LTD.	93,266	128,218
47,346	TATTS GROUP LTD.	81,620	103,282
50,033	TELSTRA CORP. LTD.	108,102	153,330

See accompanying notes to the financial statements.	64

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
18,889	TOLL HOLDINGS LTD.	$78,539	147,199
13,099	TRANSURBAN GROUP	36,728	64,889
6,600	UGL LTD.	69,426	84,040
16,997	WESFARMERS LTD.	225,362	472,563
2,560	WESFARMERS LTD. - PPS	32,507	71,175
35,413	WESTFIELD GROUP	253,766	394,936
52,832	WESTPAC BANKING CORP.	701,839	1,189,207
8,877	WOODSIDE PETROLEUM LTD.	262,926	373,097
19,482	WOOLWORTHS LTD.	346,571	487,988
2,623	WORLEYPARSONS LTD.	30,535	67,948
		10,662,187	16,719,751	5.71%
Austria:
2,800	CONWERT IMMOBILIEN INVEST S.E.(b)	36,528	34,274
3,566	ERSTE GROUP BANK A.G.	63,769	132,180
10,758	OMV A.G.	413,819	471,107
1,965	RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.	63,526	111,222
2,668	STRABAG S.E.	82,131	78,655
2,648	TELEKOM AUSTRIA A.G.	37,131	37,807
915	VERBUND - OESTERREICHISCHE ELEKTRIZITA-ETSWIRTSCHAFTS A.G., CLASS A	30,953	38,793
2,303	VOESTALPINE A.G.	32,585	83,978
22,080	WIENERBERGER A.G.(b)	353,186	400,784
		1,113,628	1,388,800	0.47%
Belgium:
10,113	ANHEUSER-BUSCH INBEV N.V.	285,546	522,476
519	BELGACOM S.A.	15,605	18,720
329	COLRUYT S.A.	74,892	79,325
6,304	DELHAIZE GROUP S.A.	427,953	482,838
8,109	DEXIA S.A.(b)	54,868	51,010
48,619	FORTIS(b)	87,769	180,126
4,744	GROUPE BRUXELLES LAMBERT S.A.	400,216	446,453
12,245	KBC GROEP N.V.(b)	345,008	530,279
400	MOBISTAR S.A.	25,537	27,354
346	NATIONALE A PORTEFEUILLE	15,895	18,452
4,025	SOLVAY S.A., CLASS A	345,045	433,919
2,000	TESSENDERLO CHEMIE N.V.	64,857	65,753
7,091	UCB S.A.	207,141	296,942
8,135	UMICORE S.A.	147,016	270,893
		2,497,348	3,424,540	1.17%
Brazil:
20,180	ALL AMERICA LATINA LOGISTICA S.A.	148,332	188,354
22,600	COSAN LTD., CLASS A(b)	142,408	196,620
		290,740	384,974	0.13%
Canada:
1,200	AGNICO-EAGLE MINES LTD.	65,709	65,311
2,453	AGNICO-EAGLE MINES LTD. (NEW YORK EXCHANGE)	133,193	132,462
4,100	AGRIUM, INC.	203,806	256,468
10,032	AGRIUM, INC. (NEW YORK EXCHANGE)	415,571	616,968
3,300	ATCO LTD., CLASS I	106,845	145,684
9,325	BANK OF MONTREAL	262,240	494,971
17,702	BANK OF NOVA SCOTIA	459,610	827,391
16,161	BARRICK GOLD CORP.	524,194	636,420
7,403	BCE, INC.	151,150	204,397
2,740	BIOVAIL CORP.	29,140	38,250
2,840	BOMBARDIER, INC., CLASS B	12,874	13,035
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	257,887
5,526	BROOKFIELD PROPERTIES CORP.	35,639	66,975
5,966	CAE, INC.	34,194	49,100
8,679	CAMECO CORP.	149,232	279,203
6,028	CANADIAN IMPERIAL BANK OF COMMERCE	233,781	389,529
8,847	CANADIAN NATIONAL RAILWAY CO.	339,073	480,923
9,199	CANADIAN NATURAL RESOURCES LTD.	384,523	661,868
2,400	CANADIAN PACIFIC RAILWAY LTD.	108,164	130,323
3,842	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	120,622	207,468
3,300	CANADIAN TIRE CORP. LTD., CLASS A	160,092	181,435

See accompanying notes to the financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
11,700	CELESTICA, INC.(b)	$92,195	111,425
12,895	CENOVUS ENERGY, INC.	254,999	324,954
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,696	148,062
2,000	COGECO CABLE, INC.	61,878	66,933
400	CRESCENT POINT ENERGY CORP.	12,990	15,104
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	69,955
200	ELDORADO GOLD CORP.(b)	2,158	2,853
5,137	ELDORADO GOLD CORP. (NYSE)(b)	44,130	72,791
6,935	ENBRIDGE, INC. (NEW YORK EXCHANGE)	213,474	320,536
14,993	ENCANA CORP.	352,865	485,623
6,047	ENERPLUS RESOURCES FUND	113,667	138,839
600	FAIRFAX FINANCIAL HOLDINGS LTD.	212,775	235,220
225	FAIRFAX FINANCIAL HOLDINGS LTD. (NEW YORK EXCHANGE)	56,130	87,741
100	FINNING INTERNATIONAL, INC.	1,588	1,595
2,500	FIRST QUANTUM MINERALS LTD.	158,804	191,857
2,400	GEORGE WESTON LTD.	120,933	153,570
3,052	GILDAN ACTIVEWEAR, INC.(b)	33,435	74,408
14,001	GOLDCORP, INC.	447,524	550,799
2,600	HUDBAY MINERALS, INC.(b)	21,377	33,736
12,100	IAMGOLD CORP.	128,001	191,017
4,138	IAMGOLD CORP. (NEW YORK EXCHANGE)	29,152	64,718
6,421	IMPERIAL OIL LTD.	227,021	248,236
2,710	INMET MINING CORP.	151,525	165,270
3,879	IVANHOE MINES LTD.(b)	23,410	56,672
5,500	KINROSS GOLD CORP.	103,672	101,867
11,663	KINROSS GOLD CORP. (NEW YORK EXCHANGE)	193,100	214,599
800	LAURENTIAN BANK OF CANADA	32,794	32,701
4,000	MAGNA INTERNATIONAL, INC., CLASS A	203,182	203,704
3,269	MAGNA INTERNATIONAL, INC., CLASS A (NEW YORK EXCHANGE)	86,809	165,346
29,897	MANULIFE FINANCIAL CORP.	417,759	548,311
6,100	MAPLE LEAF FOODS, INC.	42,197	68,068
20,478	MDS, INC.(b)	131,142	160,365
3,469	METHANEX CORP.	31,828	67,611
4,400	NATIONAL BANK OF CANADA	172,738	253,441
400	NEW GOLD, INC.(b)	1,728	1,453
5,400	NEXEN, INC.	127,812	130,220
11,014	NEXEN, INC. (NEW YORK EXCHANGE)	198,615	263,565
11,800	NORTHGATE MINERALS CORP.(b)	39,374	36,557
1,560	OPEN TEXT CORP.(b)	48,602	63,414
2,253	PAN AMERICAN SILVER CORP.(b)	41,183	53,644
10,621	PENN WEST ENERGY TRUST	114,717	186,930
700	PETROBANK ENERGY & RESOURCES LTD.(b)	28,042	34,276
4,827	POTASH CORP. OF SASKATCHEWAN, INC.	405,561	523,730
10,641	PROVIDENT ENERGY TRUST	38,685	71,508
2,850	QUADRA MINING LTD.(b)	36,906	39,541
3,200	QUEBECOR, INC., CLASS B	48,599	83,287
8,055	RESEARCH IN MOTION LTD.(b)	378,783	544,035
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	47,125
10,965	ROGERS COMMUNICATIONS, INC., CLASS B	267,397	339,915
22,638	ROYAL BANK OF CANADA	693,739	1,212,265
600	SHAW COMMUNICATIONS, INC., CLASS B	11,047	12,432
9,661	SHAW COMMUNICATIONS, INC., CLASS B (NEW YORK EXCHANGE)	153,543	198,727
11,600	SHERRITT INTERNATIONAL CORP.	74,351	72,872
800	SHOPPERS DRUG MART CORP.	32,588	34,736
100	SILVER WHEATON CORP.(b)	1,327	1,518
4,651	SILVER WHEATON CORP. (NEW YORK EXCHANGE)(b)	33,510	69,858
2,800	SINO-FOREST CORP., CLASS A(b)	39,140	51,886
200	SNC-LAVALIN GROUP, INC.	5,085	10,325
11,589	SUN LIFE FINANCIAL, INC.	229,193	332,836
27,764	SUNCOR ENERGY, INC.	661,747	980,347
19,786	TALISMAN ENERGY, INC.	227,686	368,811
10,975	TECK RESOURCES LTD., CLASS B(b)	52,057	383,796
2,800	TELUS CORP. (NON VOTING)	73,440	87,682
4,274	TELUS CORP. (NON VOTING) (NEW YORK EXCHANGE)	113,886	133,135

See accompanying notes to the financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
25,400	THOMPSON CREEK METALS CO., INC.(b)	$296,574	297,688
2,872	TIM HORTONS, INC.	85,313	87,625
14,270	TORONTO-DOMINION (THE) BANK	506,973	895,014
5,081	TRANSALTA CORP.	79,391	113,154
12,940	TRANSCANADA CORP.	339,196	444,748
3,700	TRANSCONTINENTAL, INC., CLASS A	47,559	45,709
2,300	WEST FRASER TIMBER CO. LTD.	56,982	72,574
17,840	YAMANA GOLD, INC.	185,520	204,699
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	175,605
		14,356,875	20,471,237	6.99%
China:
83,000	FOSUN INTERNATIONAL	58,863	57,548
90,000	GEELY AUTOMOBILE HOLDINGS LTD.	22,981	48,979
6,000	KINGBOARD CHEMICAL HOLDINGS LTD.	14,300	23,641
3,400	MINDRAY MEDICAL INTERNATIONAL LTD. ADR	113,624	115,328
		209,768	245,496	0.08%
Cyprus:
8,127	BANK OF CYPRUS PUBLIC CO. LTD.	51,271	56,648
		51,271	56,648	0.02%
Czech Republic:

9,900	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD., CLASS A(b)	234,673	233,739
		234,673	233,739	0.08%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	67,412
14	A.P. MOLLER - MAERSK A/S, CLASS B	65,265	97,896
5,410	CARLSBERG A/S, CLASS B	289,741	399,234
500	COLOPLAST A/S, CLASS B	46,109	45,442
6,700	DANSKE BANK A/S (BEARER)(b)	59,247	152,550
4,000	DSV A/S(b)	31,768	71,760
200	FLSMIDTH & CO. A/S	6,013	14,006
6,400	H. LUNDBECK A/S	125,836	116,487
1,971	JYSKE BANK A/S (REGISTERED)(b)	70,321	76,716
8,400	NOVO-NORDISK A/S, CLASS B	408,903	537,447
500	NOVOZYMES A/S, CLASS B	39,158	51,844
4,800	SYDBANK A/S(b)	100,836	123,635
325	TOPDANMARK A/S(b)	33,362	44,005
900	TRYGVESTA A/S	49,560	59,409
2,700	VESTAS WIND SYSTEMS A/S(b)	119,280	165,203
		1,491,807	2,023,046	0.69%
Finland:
3,422	CITYCON OYJ	15,339	14,418
1,805	ELISA OYJ	24,004	41,236
7,306	FORTUM OYJ	150,746	197,926
6,000	HUHTAMAKI OYJ	58,689	83,457
5,400	KEMIRA OYJ	78,926	80,132
1,396	KESKO OYJ, CLASS B	30,705	46,044
1,628	KONE OYJ, CLASS B	35,674	69,581
2,462	KONECRANES OYJ	73,579	66,961
6,963	METSO OYJ	107,876	244,812
1,251	NESTE OIL OYJ	14,206	22,186
54,075	NOKIA OYJ	649,882	694,203
2,240	NOKIAN RENKAAT OYJ	31,307	54,349
2,272	OUTOKUMPU OYJ	32,298	42,721
10,565	POHJOLA BANK PLC	85,425	114,329
1,988	RAUTARUUKKI OYJ	39,419	45,645
9,039	SAMPO OYJ, CLASS A	136,245	219,372
3,280	SANOMA OYJ	66,330	73,606
15,829	STORA ENSO OYJ, CLASS R(b)	79,306	110,952
38,934	UPM-KYMMENE OYJ	401,499	463,036
317	WARTSILA OYJ	7,248	12,672
		2,118,703	2,697,638	0.92%
France:
1,275	ACCOR S.A.	45,335	69,263

See accompanying notes to the financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
551	AEROPORTS DE PARIS	$28,858	44,321
4,557	AIR FRANCE-KLM(b)	56,714	71,051
3,942	AIR LIQUIDE S.A.	332,322	465,325
38,015	ALCATEL-LUCENT(b)	63,037	127,318
3,194	ALSTOM S.A.	178,537	221,913
4,400	ARKEMA S.A.	124,681	161,674
4,208	ATOS ORIGIN S.A.(b)	175,785	191,594
39,310	AXA S.A.	618,293	929,686
14,810	BNP PARIBAS	701,455	1,168,705
3,237	BOUYGUES S.A.	115,573	168,814
735	BUREAU VERITAS S.A.	29,322	38,073
9,662	CAP GEMINI S.A.	447,200	437,643
9,700	CARREFOUR S.A.	357,241	466,368
538	CASINO GUICHARD PERRACHON S.A.	35,576	48,215
648	CHRISTIAN DIOR S.A.	36,000	66,602
5,031	CIE DE SAINT-GOBAIN	154,127	270,051
3,619	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	61,263	77,188
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	206,105
1,684	CNP ASSURANCES	109,875	163,041
2,031	COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN, CLASS B	81,301	155,788
20,881	CREDIT AGRICOLE S.A.	316,227	364,030
6,932	DANONE S.A.	319,849	422,152
812	DASSAULT SYSTEMES S.A.	31,121	46,218
2,824	EDF S.A.	110,257	168,042
614	EIFFAGE S.A.	30,643	34,690
193	ERAMET	51,818	60,103
486	EURAZEO	9,917	33,914
3,941	EUTELSAT COMMUNICATIONS	93,691	126,441
742	FONCIERE DES REGIONS	75,390	75,883
45,252	FRANCE TELECOM S.A.	1,037,303	1,129,819
20,995	GDF SUEZ	732,731	910,837
800	GECINA S.A.	91,225	86,589
15,541	GEMALTO N.V.(b)	561,204	668,830
648	HERMES INTERNATIONAL	64,251	86,194
304	ILIAD S.A.	29,549	36,216
900	IMERYS S.A.	46,092	53,528
2,335	KLEPIERRE	57,367	94,986
3,031	LAFARGE S.A.	151,025	249,257
5,112	LAGARDERE S.C.A.	204,311	206,272
11,054	LEGRAND S.A.	273,831	308,237
3,065	L’OREAL S.A.	209,621	340,290
3,492	LVMH MOET HENNESSY LOUIS VUITTON S.A.	231,949	392,087
24,670	NATIXIS(b)	41,439	122,807
991	NEOPOST S.A.	83,847	81,877
1,800	NEXANS S.A.	137,750	142,074
2,400	NEXITY	51,711	87,542
2,322	PERNOD-RICARD S.A.	127,714	199,308
10,844	PEUGEOT S.A.(b)	310,495	363,280
1,531	PPR	112,344	183,457
42,571	PUBLICIS GROUPE	1,350,444	1,726,963
3,682	RENAULT S.A.(b)	98,990	187,490
4,202	SAFRAN S.A.	40,399	81,747
22,914	SANOFI-AVENTIS S.A.	1,331,959	1,796,144
2,772	SCHNEIDER ELECTRIC S.A.	184,092	321,140
4,213	SCOR S.E.	96,983	105,232
3,311	SES S.A.	62,443	74,243
13,340	SOCIETE GENERALE	696,349	923,023
71,113	SOCIETE TELEVISION FRANCAISE 1	804,719	1,313,231
26,179	SODEXO	1,416,550	1,495,210
3,762	SUEZ ENVIRONNEMENT CO.	55,709	86,908
2,104	TECHNIP S.A.	91,352	147,434
3,278	TELEPERFORMANCE	103,005	105,837
2,172	THALES S.A.	86,735	111,305
69,011	TOTAL S.A.	3,705,203	4,422,309
1,022	UNIBAIL-RODAMCO S.E.	139,734	224,980
5,400	VALEO S.A.(b)	137,678	187,760

See accompanying notes to the financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
736	VALLOUREC S.A.	$62,762	133,867
5,373	VEOLIA ENVIRONNEMENT	121,010	176,674
12,029	VINCI S.A.	525,428	673,741
16,691	VIVENDI S.A.	444,560	492,744
		21,037,718	27,411,680	9.36%
Germany:
2,785	ADIDAS A.G.	94,549	150,366
6,822	ALLIANZ S.E. (REGISTERED)	583,368	849,150
13,539	BASF S.E.	453,717	839,772
11,362	BAYER A.G.	588,578	908,104
5,264	BAYERISCHE MOTOREN WERKE A.G.	165,963	239,308
828	BEIERSDORF A.G.	35,556	54,417
400	BILFINGER & BERGER A.G.	24,232	30,762
246	CELESIO A.G.	4,967	6,250
15,061	COMMERZBANK A.G.(b)	101,357	126,275
14,380	DAIMLER A.G. (REGISTERED)	446,526	768,276
10,170	DEUTSCHE BANK A.G. (REGISTERED)	467,613	716,806
3,260	DEUTSCHE BOERSE A.G.	193,092	271,039
3,261	DEUTSCHE LUFTHANSA A.G.	35,709	54,747
13,453	DEUTSCHE POST A.G.	152,569	258,851
1,670	DEUTSCHE POSTBANK A.G.(b)	32,356	54,569
38,416	DEUTSCHE TELEKOM A.G. (REGISTERED)	477,824	567,363
42,499	E.ON A.G.	1,309,637	1,774,225
900	FREENET A.G.(b)	13,396	12,103
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	180,976
2,738	GEA GROUP A.G.	27,680	60,958
600	GENERALI DEUTSCHLAND HOLDING A.G.	64,991	63,116
1,250	HANNOVER RUECKVERSICHERUNG A.G.(b)	56,829	58,674
2,510	HEIDELBERGCEMENT A.G.	150,337	172,651
5,864	HENKEL A.G. & CO. KGAA	204,743	261,881
1,550	HOCHTIEF A.G.	59,506	118,449
60,378	INFINEON TECHNOLOGIES A.G.(b)	293,789	333,319
2,921	K+S A.G.	149,718	167,908
3,000	LANXESS A.G.	109,818	112,925
2,240	LINDE A.G.	160,885	269,616
1,438	MAN S.E.	62,202	111,995
1,310	MERCK KGAA	110,683	122,443
2,503	METRO A.G.	81,367	152,565
3,476	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	451,147	541,860
1,400	RHEINMETALL A.G.	88,521	89,789
11,398	RWE A.G.	862,103	1,107,624
582	SALZGITTER A.G.	34,934	56,890
12,974	SAP A.G.	477,368	611,902
12,496	SIEMENS A.G. (REGISTERED)	746,053	1,146,164
8,668	SUEDZUCKER A.G.	179,419	179,966
6,245	THYSSENKRUPP A.G.	125,145	235,198
19,068	TUI A.G.(b)	168,196	159,063
845	VOLKSWAGEN A.G.	100,947	93,473
517	WACKER CHEMIE A.G.	55,413	90,170
		10,136,596	14,181,958	4.84%
Greece:
10,237	ALPHA BANK A.E.(b)	72,204	118,431
14,947	COCA COLA HELLENIC BOTTLING CO. S.A.	266,059	340,519
6,637	EFG EUROBANK ERGASIAS S.A.(b)	60,957	73,607
2,715	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	39,270	39,751
9,422	MARFIN INVESTMENT GROUP S.A.(b)	27,970	26,798
31,179	NATIONAL BANK OF GREECE S.A.(b)	805,283	795,031
2,600	OPAP S.A.	67,020	56,919
7,703	PIRAEUS BANK S.A.(b)	62,054	87,893
10,592	PUBLIC POWER CORP. S.A.(b)	218,953	195,495
		1,619,770	1,734,444	0.59%
Hong Kong:
28,900	BANK OF EAST ASIA LTD.	56,861	113,474
23,000	BELLE INTERNATIONAL HOLDINGS LTD.	11,860	26,569
288,100	BOC HONG KONG HOLDINGS LTD.	557,627	647,975

See accompanying notes to the financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
118,000	CATHAY PACIFIC AIRWAYS LTD.(b)	$168,449	218,669
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	256,484
92,000	CHINESE ESTATES HOLDINGS LTD.	158,122	156,666
26,000	CLP HOLDINGS LTD.	173,831	175,687
24,600	ESPRIT HOLDINGS LTD.(b)	153,947	161,911
70,000	FIRST PACIFIC CO.	22,580	42,422
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	22,488	37,992
118,800	GENTING SINGAPORE PLC(b)	60,942	108,798
130,500	GUOCO GROUP LTD.	1,152,659	1,389,127
17,000	HANG LUNG GROUP LTD.	50,690	84,104
30,000	HANG LUNG PROPERTIES LTD.	64,007	117,213
11,500	HANG SENG BANK LTD.	124,740	169,188
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	96,868
53,600	HKR INTERNATIONAL LTD.	10,888	22,500
91,000	HONG KONG & CHINA GAS CO. LTD.	149,918	226,975
3,600	HONG KONG AIRCRAFT ENGINEERING CO. LTD.	43,253	46,642
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	136,476	267,046
10,500	HONGKONG & SHANGHAI (THE) HOTELS	9,511	15,346
10,500	HONGKONG ELECTRIC HOLDINGS LTD.	57,773	57,054
14,000	HONGKONG LAND HOLDINGS LTD.	53,838	68,898
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	244
4,000	HOPEWELL HOLDINGS LTD.	10,853	12,888
36,000	HUTCHISON WHAMPOA LTD.	189,637	246,203
11,000	HYSAN DEVELOPMENT CO. LTD.	26,964	31,148
60,000	INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.	95,978	129,846
27,000	KERRY PROPERTIES LTD.	90,767	136,336
60,000	LI & FUNG LTD.	147,736	246,938
67,500	LINK REIT (THE)	137,581	171,777
16,500	MTR CORP.	38,268	56,685
100,800	NEW WORLD CHINA LAND LTD.	56,159	38,014
128,000	NEW WORLD DEVELOPMENT LTD.	206,069	261,252
21,000	NOBLE GROUP LTD.	47,425	48,112
84,000	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)	21,943	22,765
22,000	ROAD KING INFRASTRUCTURE LTD.	7,853	17,022
22,000	SHANGRI-LA ASIA LTD.	29,709	41,152
24,000	SINO LAND CO. LTD.	28,396	46,335
20,000	SUN HUNG KAI PROPERTIES LTD.	177,898	296,780
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	229,060
7,000	TELEVISION BROADCASTS LTD.	23,754	33,590
8,000	VTECH HOLDINGS LTD.	53,894	76,276
37,000	WHARF HOLDINGS LTD.	94,826	211,577
72,000	WHEELOCK & CO. LTD.	197,650	219,097
38,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	77,204	109,753
		5,362,233	7,190,458	2.46%
India:
15,400	STERLITE INDUSTRIES INDIA LTD. ADR	179,852	280,588
		179,852	280,588	0.10%
Ireland:
13,706	ACCENTURE PLC, CLASS A	461,785	568,799
40,144	COVIDIEN PLC	1,516,294	1,922,496
8,371	CRH PLC	189,905	228,820
3,509	CRH PLC (DUBLIN EXCHANGE)	87,097	95,050
6,400	DCC PLC	149,159	178,731
666	ELAN CORP. PLC(b)	5,141	4,168
5,458	ELAN CORP. PLC (DUBLIN EXCHANGE)(b)	31,760	35,014
268,622	EXPERIAN PLC	2,114,267	2,655,511
1,776	KERRY GROUP PLC, CLASS A	35,054	55,892
11,192	SHIRE PLC	130,296	218,869
2,000	SMURFIT KAPPA GROUP PLC(b)	17,837	17,771
		4,738,595	5,981,121	2.04%
Italy:
41,159	A2A S.P.A.	67,304	86,150
10,890	ACEA S.P.A.	115,836	116,334
16,788	ASSICURAZIONI GENERALI S.P.A.	262,629	450,103
4,399	ATLANTIA S.P.A.	77,023	114,348
21,582	AUTOGRILL S.P.A.(b)	157,490	271,440

See accompanying notes to the financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
2,752	BANCA CARIGE S.P.A.	$7,205	7,324
20,519	BANCA MONTE DEI PASCHI DI SIENA S.P.A.	32,088	35,927
16,061	BANCA POPOLARE DI MILANO SCARL	86,045	113,937
7,997	BANCO POPOLARE S.C.(b)	26,095	59,859
57,000	BENI STABILI S.P.A.	48,278	46,850
2,148	BULGARI S.P.A.	9,445	17,736
28,000	CIR-COMPAGNIE INDUSTRIALI RIUNITE S.P.A.(b)	66,216	72,298
3,000	CREDITO EMILIANO S.P.A.(b)	19,955	23,026
273	DANIELI & C OFFICINE MECCANICHE S.P.A.	6,735	6,723
123,780	ENEL S.P.A.	560,402	718,776
38,255	ENI S.P.A.	748,863	973,932
20,667	FIAT S.P.A.(b)	233,093	300,782
30,348	FINMECCANICA S.P.A.	458,377	483,997
6,942	FONDIARIA-SAI S.P.A.	114,569	109,745
49,000	HERA S.P.A.	102,112	113,387
229,730	INTESA SANPAOLO S.P.A.(b)	782,338	1,029,330
15,009	INTESA SANPAOLO S.P.A. (RNC)(b)	52,629	50,126
4,000	ITALCEMENTI S.P.A.	54,890	54,634
886	LOTTOMATICA S.P.A.	14,246	17,752
1,095	LUXOTTICA GROUP S.P.A.	14,342	28,366
8,238	MEDIASET S.P.A.	35,497	67,311
14,375	MEDIOBANCA S.P.A.(b)	131,569	170,558
41,558	MEDIOLANUM S.P.A.	143,594	258,049
8,678	MILANO ASSICURAZIONI S.P.A.	26,985	25,333
20,039	PARMALAT S.P.A.	36,886	56,151
2,966	PRYSMIAN S.P.A.	29,515	51,919
3,842	SAIPEM S.P.A.	66,811	131,983
53,519	SNAM RETE GAS S.P.A.	243,142	266,132
5,506	SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI S.P.A.	27,910	51,423
158,727	TELECOM ITALIA S.P.A.	212,786	246,174
6,028	TENARIS S.A.	60,927	128,882
22,370	TERNA S.P.A.	71,955	96,253
229,149	UNICREDIT S.P.A.(b)	360,753	762,233
11,384	UNIONE DI BANCHE ITALIANE SCPA	126,588	163,067
		5,693,123	7,778,350	2.66%
Japan:
2,000	77 BANK (THE) LTD.	10,160	10,584
3,940	ACOM CO. LTD.	63,512	59,765
26,500	ADERANS HOLDINGS CO. LTD.	315,561	311,126
5,200	ADVANTEST CORP.	86,387	135,103
44,000	AEON CO. LTD.	319,438	355,769
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	46,121
1,100	AEON MALL CO. LTD.	23,091	21,286
12,000	AIOI INSURANCE CO. LTD.	49,160	57,373
9,100	AISIN SEIKI CO. LTD.	200,523	260,092
42,000	AJINOMOTO CO., INC.	314,561	395,403
2,000	AMADA CO. LTD.	10,582	12,412
11,800	ASAHI BREWERIES LTD.	150,391	216,401
15,000	ASAHI GLASS CO. LTD.	80,697	140,518
13,000	ASAHI KASEI CORP.	46,220	64,961
7,600	ASTELLAS PHARMA, INC.	243,758	283,090
11,000	BANK OF KYOTO (THE) LTD.	98,298	88,770
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	104,159
1,300	BENESSE HOLDINGS, INC.	48,395	54,364
13,800	BRIDGESTONE CORP.	205,726	241,836
5,700	BROTHER INDUSTRIES LTD.	42,142	65,117
1,100	CANON MARKETING JAPAN, INC.	15,818	16,154
29,000	CANON, INC.	921,129	1,225,977
21,200	CASIO COMPUTER CO. LTD.	170,465	168,550
29	CENTRAL JAPAN RAILWAY CO.	162,730	193,454
15,000	CHIBA BANK (THE) LTD.	81,968	89,514
13,800	CHUBU ELECTRIC POWER CO., INC.	306,766	328,865
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	35,398
3,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	69,825	61,026
43,000	CHUO MITSUI TRUST HOLDINGS, INC.	152,603	143,515
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	44,946
2,000	COCA-COLA WEST CO. LTD.	30,433	35,173

See accompanying notes to the financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
13,000	COSMO OIL CO. LTD.	$41,210	27,212
84,419	CREDIT SAISON CO. LTD.	1,052,480	945,111
31,000	DAI NIPPON PRINTING CO. LTD.	306,775	390,876
25,000	DAIHATSU MOTOR CO. LTD.	236,519	248,801
13,100	DAIICHI SANKYO CO. LTD.	225,226	274,094
4,300	DAIKIN INDUSTRIES LTD.	117,015	167,819
18,000	DAINIPPON SUMITOMO PHARMA CO. LTD.	151,857	187,974
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	56,587
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	64,199
241,000	DAIWA SECURITIES GROUP, INC.	1,400,753	1,208,187
4,000	DENKI KAGAKU KOGYO K.K.	7,188	17,888
6,300	DENSO CORP.	131,613	188,812
13,500	DENTSU, INC.	249,927	310,687
13,000	DOWA HOLDINGS CO. LTD.	55,385	72,151
5,400	EAST JAPAN RAILWAY CO.	295,862	340,739
2,400	EISAI CO. LTD.	71,075	87,976
2,100	ELECTRIC POWER DEVELOPMENT CO. LTD.	62,041	59,550
4,500	ELPIDA MEMORY, INC.(b)	56,436	73,402
1,800	FAMILYMART CO. LTD.	52,590	53,049
2,600	FANUC LTD.	182,941	241,762
700	FAST RETAILING CO. LTD.	76,899	130,647
46,000	FUJI HEAVY INDUSTRIES LTD.(b)	163,396	223,237
32,600	FUJIFILM HOLDINGS CORP.	874,138	973,920
58,000	FUJITSU LTD.	223,927	372,997
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	38,172
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	62,425
5,000	GS YUASA CORP.	36,696	36,695
6,000	GUNMA BANK (THE) LTD.	31,571	30,466
12,000	HACHIJUNI BANK (THE) LTD.	67,350	69,809
2,330	HAKUHODO DY HOLDINGS, INC.	123,624	112,513
10,000	HANKYU HANSHIN HOLDINGS, INC.	45,714	44,396
500	HIROSE ELECTRIC CO. LTD.	48,402	52,114
7,000	HIROSHIMA BANK (THE) LTD.	26,154	26,826
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	19,359
3,000	HITACHI CHEMICAL CO. LTD.	54,135	60,389
213,000	HITACHI LTD.(b)	635,526	652,381
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	50,868
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	108,800
35,100	HONDA MOTOR CO. LTD.	940,398	1,186,803
5,000	HOYA CORP.	100,495	132,554
1,600	IBIDEN CO. LTD.	37,951	56,982
300	IDEMITSU KOSAN CO. LTD.	23,804	17,376
24,000	IHI CORP(b)	31,334	38,043
11	INPEX CORP.	77,116	82,560
19,800	ISETAN MITSUKOSHI HOLDINGS LTD.	181,732	178,425
52,000	ISUZU MOTORS LTD.(b)	110,941	97,136
2,800	ITO EN LTD.	50,888	41,994
21,000	ITOCHU CORP.	104,195	154,422
8,000	J FRONT RETAILING CO. LTD.(b)	31,099	35,249
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	44,041
2	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	8,952
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	62,874
61	JAPAN TOBACCO, INC.	146,043	205,824
7,100	JFE HOLDINGS, INC.	169,478	279,598
4,000	JGC CORP.	53,048	73,636
7,000	JOYO BANK (THE) LTD.	32,424	27,951
5,100	JS GROUP CORP.	59,682	87,748
3,100	JSR CORP.	39,530	62,840
5,000	JTEKT CORP.	36,670	63,895
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	44,582
7,000	KAJIMA CORP.	15,004	14,051
11,000	KAMIGUMI CO. LTD.	72,240	79,930
9,000	KANEKA CORP.	58,676	57,097
7,500	KANSAI ELECTRIC POWER (THE) CO., INC.	155,419	169,057
2,000	KANSAI PAINT CO. LTD.	10,449	16,607
10,000	KAO CORP.	208,279	233,449
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	88,226
20,000	KAWASAKI KISEN KAISHA LTD.(b)	71,674	56,674

See accompanying notes to the financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
50	KDDI CORP.	$240,697	263,669
6,000	KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.	45,614	43,950
3,000	KEIO CORP.	15,740	18,074
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	27,324
710	KEYENCE CORP.	131,805	146,374
6,000	KIKKOMAN CORP.	52,867	73,301
22,000	KIRIN HOLDINGS CO. LTD.	229,978	350,728
114,000	KOBE STEEL LTD.(b)	204,331	206,477
15,100	KOMATSU LTD.	187,238	314,805
3,900	KONAMI CORP.	61,913	69,550
24,000	KONICA MINOLTA HOLDINGS, INC.	227,037	246,147
21,000	KUBOTA CORP.	129,773	193,113
5,500	KURARAY CO. LTD.	46,234	64,380
4,300	KURITA WATER INDUSTRIES LTD.	96,931	134,348
2,000	KYOCERA CORP.	133,049	176,387
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	31,561
2,000	KYUSHU ELECTRIC POWER CO., INC.	43,079	41,131
2,000	LAWSON, INC.	82,866	88,110
2,000	MAKITA CORP.	45,574	68,052
79,000	MARUBENI CORP.	365,997	430,074
25,900	MARUI GROUP CO. LTD.	161,870	158,761
121,000	MAZDA MOTOR CORP.(b)	279,981	276,654
6,400	MEDIPAL HOLDINGS CORP.	76,171	79,022
1,700	MEIJI HOLDINGS CO. LTD.(b)	54,895	63,949
21,300	MEITEC CORP.	373,573	286,973
71,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	297,720	299,199
20,500	MITSUBISHI CORP.	285,767	509,688
32,000	MITSUBISHI ELECTRIC CORP.(b)	148,393	236,258
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	285,506
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	85,378
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	200,164
4,000	MITSUBISHI LOGISTICS CORP.	45,017	46,814
54,000	MITSUBISHI MATERIALS CORP.(b)	143,137	132,228
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	66,142
14,000	MITSUBISHI RAYON CO. LTD.	50,572	56,015
17,000	MITSUBISHI TANABE PHARMA CORP.	186,584	211,419
331,700	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,688,793	1,624,066
1,290	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	33,945	38,695
86,000	MITSUI & CO. LTD.	1,030,046	1,217,512
64,000	MITSUI CHEMICALS, INC.	213,175	164,578
35,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	83,842	83,707
14,000	MITSUI FUDOSAN CO. LTD.	160,770	235,099
3,000	MITSUI MINING & SMELTING CO. LTD.(b)	5,391	7,764
17,000	MITSUI OSK LINES LTD.	90,171	89,238
4,100	MITSUI SUMITOMO INSURANCE GROUP HOLDINGS, INC.	92,149	104,056
213,500	MIZUHO FINANCIAL GROUP, INC.	400,783	382,020
29,000	MIZUHO SECURITIES CO. LTD.	61,853	86,802
2,500	MURATA MANUFACTURING CO. LTD.	101,583	123,440
15,300	NAMCO BANDAI HOLDINGS, INC.	160,210	145,578
143,000	NEC CORP.(b)	400,041	368,352
3,000	NGK INSULATORS LTD.	44,485	65,277
4,000	NGK SPARK PLUG CO. LTD.	38,761	45,032
1,600	NIDEC CORP.	75,128	147,120
6,000	NIKON CORP.	75,728	118,336
1,300	NINTENDO CO. LTD.	318,917	308,186
11	NIPPON BUILDING FUND, INC.	90,970	83,337
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	122,777
4,000	NIPPON EXPRESS CO. LTD.	11,192	16,361
20,000	NIPPON MEAT PACKERS, INC.	223,663	229,797
57,000	NIPPON MINING HOLDINGS, INC.	300,034	244,032
36,000	NIPPON OIL CORP.	186,393	166,673
3,100	NIPPON PAPER GROUP, INC.	78,898	79,113
40,000	NIPPON SHEET GLASS CO. LTD.	130,762	114,420
69,000	NIPPON STEEL CORP.	191,872	278,962
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	365,816
16,000	NIPPON YUSEN K.K.	49,744	48,954
19,000	NIPPONKOA INSURANCE CO. LTD.	112,818	107,464
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	41,528

See accompanying notes to the financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
76,600	NISSAN MOTOR CO. LTD.(b)	$467,775	669,484
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	33,578
3,000	NISSHINBO HOLDINGS, INC.	23,700	27,467
600	NITORI CO. LTD.	33,819	44,645
3,200	NITTO DENKO CORP.	77,639	114,034
55,500	NOMURA HOLDINGS, INC.	330,624	409,011
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	52,885
6,000	NSK LTD.	24,006	44,036
2,000	NTN CORP.	5,258	8,984
92	NTT DATA CORP.	257,128	284,108
284	NTT DOCOMO, INC.	404,857	395,618
58	NTT URBAN DEVELOPMENT CORP.	54,407	38,457
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	61,305
13,000	OJI PAPER CO. LTD.	49,994	54,149
4,000	OLYMPUS CORP.	61,766	128,526
18,600	OMRON CORP.	240,757	331,806
3,500	ONO PHARMACEUTICAL CO. LTD.	164,828	149,548
8,000	ONWARD HOLDINGS CO. LTD.	54,094	49,251
800	ORIENTAL LAND CO. LTD.	50,479	52,529
5,210	ORIX CORP.	294,705	354,309
24,000	OSAKA GAS CO. LTD.	74,241	80,859
26,900	PANASONIC CORP.	324,687	384,686
6,000	PANASONIC ELECTRIC WORKS CO. LTD.	41,492	72,130
153	RAKUTEN, INC.(b)	84,827	116,295
4,500	RESONA HOLDINGS, INC.	59,717	45,440
31,000	RICOH CO. LTD.	386,457	437,226
1,200	RINNAI CORP.	52,047	57,714
2,400	ROHM CO. LTD.	139,232	155,852
17,800	SANKYO CO. LTD.	973,932	886,691
500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	15,987
40,500	SAPPORO HOKUYO HOLDINGS, INC.	128,847	146,512
10,000	SAPPORO HOLDINGS LTD.	50,459	54,468
433	SBI HOLDINGS, INC.	45,378	76,958
3,400	SECOM CO. LTD.	133,812	160,820
8,300	SEGA SAMMY HOLDINGS, INC.	76,320	98,921
18,000	SEIKO EPSON CORP.	274,961	288,800
25,000	SEINO HOLDINGS CORP.	196,920	158,348
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	80,380
9,000	SEKISUI HOUSE LTD.	71,203	80,723
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	263,862
4	SEVEN BANK LTD.	9,649	7,945
20,000	SHARP CORP.	174,731	251,663
4,200	SHIKOKU ELECTRIC POWER CO.	116,898	108,336
4,000	SHIMADZU CORP.	25,419	26,519
1,000	SHIMAMURA CO. LTD.	61,206	95,130
6,600	SHIMANO, INC.	263,681	264,158
2,000	SHIMIZU CORP.	7,530	7,170
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	372,012
23,000	SHINSEI BANK LTD.(b)	30,028	24,926
4,000	SHIONOGI & CO. LTD.	67,679	86,506
4,000	SHISEIDO CO. LTD.	57,787	76,667
8,000	SHIZUOKA BANK (THE) LTD.	74,794	69,328
21,000	SHOWA DENKO K.K.	33,824	41,880
7,400	SHOWA SHELL SEKIYU K.K.	69,579	60,209
600	SMC CORP.	57,789	67,817
12,700	SOFTBANK CORP.	185,167	296,835
21,900	SOJITZ CORP.	34,134	41,139
19,000	SOMPO JAPAN INSURANCE, INC.	112,829	120,913
14,200	SONY CORP.	310,061	411,608
33	SONY FINANCIAL HOLDINGS, INC.(b)	85,415	86,067
2,200	SQUARE ENIX HOLDINGS CO. LTD.	51,210	46,152
2,700	STANLEY ELECTRIC CO. LTD.	30,745	54,297
83,000	SUMITOMO CHEMICAL CO. LTD.	380,007	362,266
17,400	SUMITOMO CORP.	156,343	175,132
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	109,074
12,000	SUMITOMO HEAVY INDUSTRIES LTD.(b)	39,379	60,566
42,000	SUMITOMO METAL INDUSTRIES LTD.	86,872	111,975
26,000	SUMITOMO METAL MINING CO. LTD.	368,307	383,278

See accompanying notes to the financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
13,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	$412,074	370,625
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	131,288
19,000	SUMITOMO TRUST & BANKING (THE) CO. LTD.	75,378	92,367
1,000	SURUGA BANK (THE) LTD.	8,247	8,674
5,800	SUZUKEN CO. LTD.	156,522	189,931
17,400	SUZUKI MOTOR CORP.	397,688	427,259
1,950	T&D HOLDINGS, INC.	46,156	39,744
11,000	TAISEI CORP.	19,821	18,832
11,000	TAISHO PHARMACEUTICAL CO. LTD.	208,263	188,203
2,000	TAIYO NIPPON SANSO CORP.	11,493	21,212
31,000	TAKASHIMAYA CO. LTD.	196,197	196,061
11,400	TAKEDA PHARMACEUTICAL CO. LTD.	404,837	468,035
6,000	TDK CORP.	324,325	365,859
63,000	TEIJIN LTD.	147,752	202,496
2,600	TERUMO CORP.	95,419	155,599
2,000	THK CO. LTD.	29,290	35,328
19,000	TOBU RAILWAY CO. LTD.	97,844	99,040
1,000	TOHO CO. LTD.	13,412	16,203
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	134,410
11,600	TOKIO MARINE HOLDINGS, INC.	296,326	314,864
5,000	TOKUYAMA CORP.	31,864	27,863
11,300	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	161,887	157,465
20,900	TOKYO ELECTRIC POWER (THE) CO., INC.	517,637	523,872
3,200	TOKYO ELECTRON LTD.	128,746	204,618
46,000	TOKYO GAS CO. LTD.	160,535	183,376
11,000	TOKYO TATEMONO CO. LTD.	57,243	41,798
14,000	TOKYU CORP.	57,421	55,719
20,000	TOKYU LAND CORP.	69,576	73,417
4,000	TONENGENERAL SEKIYU K.K.	37,796	33,330
44,000	TOPPAN PRINTING CO. LTD.	348,519	355,962
17,000	TORAY INDUSTRIES, INC.	70,413	91,599
99,000	TOSHIBA CORP.(b)	358,134	545,982
6,000	TOTO LTD.	30,029	37,957
13,100	TOYO SEIKAN KAISHA LTD.	226,725	198,225
1,000	TOYO SUISAN KAISHA LTD.	23,262	22,922
9,200	TOYOTA AUTO BODY CO. LTD.	172,671	173,500
4,500	TOYOTA INDUSTRIES CORP.	109,227	133,605
56,700	TOYOTA MOTOR CORP.	1,988,335	2,382,299
18,000	TOYOTA TSUSHO CORP.	240,764	265,439
2,500	TREND MICRO, INC.(b)	74,501	95,012
1,700	TSUMURA & CO.	50,505	54,754
8,000	UBE INDUSTRIES LTD.	13,963	21,905
700	UNICHARM CORP.	42,705	65,532
1,000	USHIO, INC.	14,106	16,648
130	USS CO. LTD.	5,696	7,894
104	WEST JAPAN RAILWAY CO.	351,579	348,119
236	YAHOO! JAPAN CORP.	62,283	70,547
2,500	YAKULT HONSHA CO. LTD.	42,793	75,269
1,270	YAMADA DENKI CO. LTD.	52,100	85,343
1,000	YAMAGUCHI FINANCIAL GROUP, INC.	8,604	9,254
5,200	YAMAHA CORP.	59,268	61,862
18,400	YAMAHA MOTOR CO. LTD.(b)	167,312	231,064
9,000	YAMATO HOLDINGS CO. LTD.	96,669	124,442
13,000	YAMAZAKI BAKING CO. LTD.	144,946	153,863
		45,498,611	51,476,561	17.57%
Kazakhstan:
6,700	KAZMUNAIGAS EXPLORATION PRODUCTION GDR(c)	136,347	167,345
		136,347	167,345	0.06%
Luxembourg:
4,700	TENARIS S.A. ADR	174,591	200,455
		174,591	200,455	0.07%
Mexico:
8,000	DESARROLLADORA HOMEX S.A.B. DE C.V. ADR(b)	247,156	268,960
12,000	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR	407,894	574,560
		655,050	843,520	0.29%

See accompanying notes to the financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands:
18,835	AEGON N.V.(b)	$80,557	120,032
7,474	AKZO NOBEL N.V.	362,401	492,629
13,648	ARCELORMITTAL	291,140	619,001
7,500	ARCELORMITTAL ADR	298,751	343,125
5,963	ASML HOLDING N.V.	107,018	202,818
1,079	CORIO N.V.	43,024	73,693
1,000	CSM	26,748	26,334
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.	81,439	128,303
347	FUGRO N.V. - CVA	9,792	19,816
1,187	HEINEKEN HOLDING N.V.	29,352	49,731
3,004	HEINEKEN N.V.	84,487	142,339
56,293	ING GROEP N.V. - CVA(b)	360,449	544,192
15,811	KONINKLIJKE AHOLD N.V.	177,973	209,763
1,387	KONINKLIJKE DSM N.V.	35,669	68,006
48,874	KONINKLIJKE KPN N.V.	658,918	828,983
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	544,348
2,100	NUTRECO HOLDING N.V.	100,913	117,720
2,977	QIAGEN N.V.(b)	47,317	66,501
3,773	RANDSTAD HOLDING N.V.(b)	73,225	186,552
7,654	REED ELSEVIER N.V.	82,220	93,914
28,296	ROYAL DUTCH SHELL PLC, CLASS A (AMSTERDAM EXCHANGE)	776,909	855,890
55,333	ROYAL DUTCH SHELL PLC, CLASS A (LONDON EXCHANGE)	1,285,886	1,670,661
43,008	ROYAL DUTCH SHELL PLC, CLASS B (LONDON EXCHANGE)	990,131	1,253,266
6,056	SBM OFFSHORE N.V.	85,999	118,498
2,181	SNS REAAL N.V.(b)	6,124	13,186
8,454	TNT N.V.	150,536	258,766
28,402	UNILEVER N.V. - CVA	579,364	925,481
35,957	WOLTERS KLUWER N.V.	649,198	788,108
		7,797,134	10,761,656	3.67%
New Zealand:
94,900	AIR NEW ZEALAND LTD.	65,801	83,210
7,139	CONTACT ENERGY LTD.(b)	21,310	31,778
280,000	FISHER & PAYKEL APPLIANCES HOLDINGS LTD.(b)	134,280	117,095
14,246	FLETCHER BUILDING LTD.	48,135	82,190
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	45,997
		305,968	360,270	0.12%
Norway:
5,400	AKER SOLUTIONS ASA	66,267	70,128
13,800	DNB NOR ASA(b)	88,172	149,789
16,500	NORSK HYDRO ASA(b)	64,864	137,145
52,000	ORKLA ASA	454,296	507,314
7,000	RENEWABLE ENERGY CORP. ASA(b)	52,028	53,546
6,600	SEADRILL LTD.	70,381	167,160
28,548	STATOIL ASA	557,031	712,006
15,000	STOREBRAND ASA(b)	52,704	101,758
10,900	TELENOR ASA(b)	62,904	152,872
2,740	TGS NOPEC GEOPHYSICAL CO. ASA(b)	41,201	49,444
2,500	YARA INTERNATIONAL ASA	58,115	113,185
		1,567,963	2,214,347	0.76%
Papua New Guinea:
71,600	LIHIR GOLD LTD.	181,656	208,847
		181,656	208,847	0.07%
Poland:
13,200	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	395,705	375,012
		395,705	375,012	0.13%
Portugal:
180,326	BANCO COMERCIAL PORTUGUES S.A.	209,999	216,424
49,885	BANCO ESPIRITO SANTO S.A. (REGISTERED)	320,911	324,243
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	21,107	35,558
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	77,990
10,721	ENERGIAS DE PORTUGAL S.A.	35,902	47,451
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	49,595
6,408	JERONIMO MARTINS SGPS S.A.	30,015	63,738

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont’d):
7,384	PORTUGAL TELECOM, SGPS, S.A. (REGISTERED)	$57,187	89,763
1,430	ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS S.A.(b)	7,522	8,812
		757,344	913,574	0.31%
Russia:
7,500	LUKOIL OAO ADR (OTC EXCHANGE)	377,750	423,000
14,900	TMK OAO GDR (REGISTERED)(b)(c)	198,704	254,392
		576,454	677,392	0.23%
Singapore:
37,000	ARA ASSET MANAGEMENT LTD.(d)	21,410	22,808
49,500	CAPITALAND LTD.	85,171	146,613
62,000	CAPITAMALL TRUST	54,263	78,614
6,000	CITY DEVELOPMENTS LTD.	21,796	48,942
98,500	DBS GROUP HOLDINGS LTD.	761,307	1,070,943
44,000	FRASER AND NEAVE LTD.	92,102	130,748
13,000	JARDINE CYCLE & CARRIAGE LTD.	131,929	248,063
95,200	KEPPEL CORP. LTD.	437,381	553,921
28,000	OLAM INTERNATIONAL LTD.	32,014	52,436
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	283,224
67,000	SEMBCORP INDUSTRIES LTD.	139,890	174,973
22,000	SEMBCORP MARINE LTD.	32,803	57,329
53,000	SIA ENGINEERING CO. LTD.	91,417	124,991
12,000	SINGAPORE AIRLINES LTD.	70,334	126,697
6,000	SINGAPORE AIRPORT TERMINAL SERVICES LTD.	9,257	11,647
26,000	SINGAPORE EXCHANGE LTD.	117,041	153,258
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	64,970
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	52,867
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	246,635
25,000	UNITED OVERSEAS BANK LTD.	160,579	347,901
50,000	UOL GROUP LTD.	116,101	143,464
30,000	WILMAR INTERNATIONAL LTD.	137,044	136,144
		2,931,186	4,277,188	1.46%
South Africa:
13,000	MTN GROUP LTD.	204,338	206,653
		204,338	206,653	0.07%
South Korea:
11,010	DAEWOO SHIPBUILDING & MARINE ENGINEERING CO. LTD.(b)	163,205	164,616
3,900	DAISHIN SECURITIES CO. LTD.	49,482	52,270
1,670	DOOSAN CORP.(b)	119,520	136,108
3,530	DOOSAN ENGINEERING & CONSTRUCTION CO. LTD.(b)	18,146	22,619
4,860	GS HOLDINGS CORP.(b)	115,158	140,545
7,820	HANA FINANCIAL GROUP, INC.(b)	199,668	221,883
660	HONAM PETROCHEMICAL CORP.(b)	46,228	57,817
1,270	HYUNDAI MIPO DOCKYARD(b)	115,177	111,921
860	HYUNDAI MOBIS(b)	75,091	125,443
2,580	HYUNDAI STEEL CO.(b)	175,471	190,306
30	KCC CORP.	8,652	9,549
940	KOREA ZINC CO. LTD.(b)	102,511	163,789
570	KT&G CORP.(b)	32,906	31,496
620	LG CHEM LTD.(b)	66,232	120,955
1,390	LG DACOM CORP.(b)	18,791	21,167
1,100	LG ELECTRONICS, INC.(b)	100,585	114,023
13,970	LG TELECOM LTD.(b)	93,163	101,629
351	LOTTE CHILSUNG BEVERAGE CO. LTD.(b)	230,200	253,867
700	LOTTE SHOPPING CO. LTD.(b)	150,716	208,114
180	NHN CORP.(b)	26,072	29,723
320	PACIFIC CORP.(b)	27,999	43,296
130	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	18,653	22,202
1,540	SAMSUNG HEAVY INDUSTRIES CO. LTD.(b)	30,409	31,836
600	SAMSUNG SDI CO. LTD.(b)	73,275	75,976
10	SHINSEGAE CO. LTD.(b)	3,890	4,616
910	SK CHEMICALS CO. LTD.(b)	47,721	52,078
150	SK ENERGY CO. LTD.(b)	15,693	15,041
2,470	SK HOLDINGS CO. LTD.(b)	217,640	188,020
5,570	SK NETWORKS CO. LTD.(b)	53,283	50,363

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
2,864	YOUNGONE CORP.(b)	$19,141	28,672
716	YOUNGONE HOLDINGS CO. LTD.(b)	11,688	21,347
		2,426,366	2,811,287	0.96%
Spain:
3,888	ABERTIS INFRAESTRUCTURAS S.A.	61,599	87,733
346	ACCIONA S.A.	36,569	44,939
5,493	ACERINOX S.A.	67,660	113,624
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	121,659
56,329	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	484,462	1,020,357
68,824	BANCO DE SABADELL S.A.	462,996	382,278
1,518	BANCO DE VALENCIA S.A.(b)	11,083	11,554
3,485	BANCO PASTOR S.A.	24,171	24,390
11,714	BANCO POPULAR ESPANOL S.A.	65,229	85,524
190,053	BANCO SANTANDER S.A.	1,814,273	3,122,534
20,320	BANKINTER S.A. ADR	213,507	206,537
150	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	65,457	80,470
15,374	CRITERIA CAIXACORP S.A.	47,978	72,651
5,333	EDP RENOVAVEIS S.A.(b)	49,408	50,413
2,531	ENAGAS	38,143	56,017
16,085	FERROVIAL S.A.	79,147	187,846
4,723	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	176,603	198,094
2,763	GAMESA CORP. TECNOLOGICA S.A.	35,059	46,318
4,262	GAS NATURAL SDG S.A.	52,029	91,743
2,222	GRIFOLS S.A.	33,845	38,719
13,908	IBERDROLA RENOVABLES S.A.	53,405	66,262
52,737	IBERDROLA S.A.	387,105	502,025
4,941	INDITEX S.A.	202,632	306,161
630	INDRA SISTEMAS S.A.	12,890	14,820
52,369	MAPFRE S.A.	157,161	218,814
2,111	RED ELECTRICA CORP. S.A.	88,270	116,995
11,060	REPSOL YPF S.A.	198,814	295,290
8,100	SACYR VALLEHERMOSO S.A.(b)	149,700	92,342
83,959	TELEFONICA S.A.	1,741,867	2,340,055
981	ZARDOYA OTIS S.A.	15,577	19,123
		6,931,774	10,015,287	3.42%
Sweden:
4,550	ALFA LAVAL AB	35,782	62,632
7,400	ASSA ABLOY AB, CLASS B	89,466	141,706
9,200	ATLAS COPCO AB, CLASS A	72,813	134,449
4,000	ATLAS COPCO AB, CLASS B	31,058	51,889
20,000	BOLIDEN AB	199,963	255,573
15,000	ELECTROLUX AB, CLASS B(b)	274,638	352,074
3,200	GETINGE AB, CLASS B	37,616	60,728
6,800	HENNES & MAURITZ AB, CLASS B	274,862	376,301
400	HOLMEN AB, CLASS B	8,156	10,203
17,500	HUSQVARNA AB, CLASS B(b)	64,201	129,198
11,800	INVESTOR AB, CLASS B	161,782	218,138
18,000	MEDA AB, CLASS A	167,364	162,378
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	118,637
200	MODERN TIMES GROUP AB, CLASS B(b)	3,437	9,898
1,659	NCC AB, CLASS B	15,289	27,260
41,200	NORDEA BANK AB	230,517	417,374
13,973	SANDVIK AB	86,678	167,490
7,800	SCANIA AB, CLASS B	65,585	100,043
2,200	SECURITAS AB, CLASS B	16,310	21,471
20,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	71,603	125,419
3,000	SKANSKA AB, CLASS B	25,978	51,051
13,800	SKF AB, CLASS B	141,836	237,033
5,400	SSAB AB, CLASS A	48,129	91,297
42,600	SVENSKA CELLULOSA AB, CLASS B	420,916	569,053
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	116,989	197,340
18,300	SWEDBANK AB, CLASS A(b)	58,744	182,046
6,600	SWEDISH MATCH AB	95,099	144,279
3,900	TELE2 AB, CLASS B	34,548	59,749
45,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	406,347	413,909
30,500	TELIASONERA AB	151,188	220,204
15,032	TRELLEBORG AB, CLASS B(b)	103,955	112,188

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
5,800	VOLVO AB, CLASS A	$29,472	49,099
9,500	VOLVO AB, CLASS B	49,520	80,939
		3,677,302	5,351,048	1.83%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	579,344	790,730
19,000	ABB LTD. ADR(b)	319,423	362,900
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	84,977
32,879	ADECCO S.A. (REGISTERED)	1,467,951	1,815,285
2,727	ARYZTA A.G.	68,593	101,718
2,676	BALOISE-HOLDING (REGISTERED)	188,738	222,911
295	BANQUE CANTONALE VAUDOISE (REGISTERED)	87,690	116,995
148	BKW FMB ENERGIE A.G.	11,039	11,509
8,185	COMPAGNIE FINANCIERE RICHEMONT S.A., CLASS A	130,638	273,889
18,108	CREDIT SUISSE GROUP A.G. (REGISTERED)	547,506	891,873
3,082	EFG INTERNATIONAL A.G. (REGISTERED)	32,625	42,339
250	FLUGHAFEN ZUERICH A.G. (REGISTERED)	65,195	75,239
3,728	GAM HOLDING LTD.(b)	22,832	45,366
953	GEBERIT A.G. (REGISTERED)	83,492	168,817
2,116	GIVAUDAN S.A. (REGISTERED)	1,377,074	1,684,081
420	HELVETIA HOLDING A.G. (REGISTERED)	131,688	129,723
3,916	HOLCIM LTD. (REGISTERED)(b)	168,212	303,565
3,728	JULIUS BAER GROUP LTD.	78,764	130,207
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	93,546
63	LINDT & SPRUENGLI A.G. (PARTCIPATION CERTIFICATE)	108,277	135,323
1	LINDT & SPRUENGLI A.G. (REGISTERED)	17,927	24,575
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	108,399
98,039	NESTLE S.A. (REGISTERED)	3,516,604	4,763,186
2,629	NOBEL BIOCARE HOLDINGS A.G. (REGISTERED)	45,806	87,990
86,907	NOVARTIS A.G. (REGISTERED)	3,598,924	4,735,064
16,781	PANALPINA WELTTRANSPORT HOLDING A.G.	1,229,672	1,068,317
19,385	PARGESA HOLDING S.A. (BEARER)	1,349,195	1,697,674
2,800	PSP SWISS PROPERTY A.G. (REGISTERED)(b)	108,194	158,456
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	2,108,498
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	57,923
121	SGS S.A. (REGISTERED)	130,564	157,565
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	78,359
32,678	STMICROELECTRONICS N.V.	179,389	296,306
257	STRAUMANN HOLDING A.G. (REGISTERED)	41,380	72,444
1,872	SULZER A.G. (REGISTERED)	96,613	145,850
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	119,562
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	114,330
2,654	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	201,157	336,194
1,084	SWISS PRIME SITE A.G. (REGISTERED)(b)	61,838	60,787
6,101	SWISS REINSURANCE CO. LTD. (REGISTERED)	120,654	292,315
196	SWISSCOM A.G. (REGISTERED)	51,472	74,747
1,549	SYNGENTA A.G. (REGISTERED)	322,477	434,073
1,901	TAMEDIA A.G. (REGISTERED)	113,489	137,514
65,277	TYCO ELECTRONICS LTD.	1,312,886	1,602,550
311	VONTOBEL HOLDING A.G. (REGISTERED)	8,146	8,883
32,967	XSTRATA PLC(b)	249,475	580,674
3,097	ZURICH FINANCIAL SERVICES A.G.	523,186	673,395
		20,744,237	27,476,623	9.38%
Taiwan:
17,000	HON HAI PRECISION INDUSTRY CO. LTD. GDR (REGISTERED)(c)	139,443	160,485
36,000	UNITED MICROELECTRONICS CORP. ADR(b)	129,453	139,680
		268,896	300,165	0.10%
Turkey:
33,900	TURKCELL ILETISIM HIZMET A/S ADR	505,305	592,911
32,000	TURKIYE IS BANKASI, CLASS C	139,567	134,780
		644,872	727,691	0.25%
United Kingdom:
52,662	3I GROUP PLC	232,331	238,064
2,834	ADMIRAL GROUP PLC	35,119	54,062
60,000	AEGIS GROUP PLC	66,259	114,727

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
4,578	AMEC PLC	$34,931	58,112
19,418	ANGLO AMERICAN PLC(b)	352,834	840,393
13,900	ANGLO AMERICAN PLC ADR(b)	208,562	301,352
4,811	ANTOFAGASTA PLC	33,978	76,283
3,799	ASSOCIATED BRITISH FOODS PLC	35,240	50,415
21,123	ASTRAZENECA PLC	727,751	992,514
7,700	ASTRAZENECA PLC ADR	341,392	361,438
2,131	AUTONOMY CORP. PLC(b)	36,969	51,958
45,007	AVIVA PLC	146,727	285,043
52,226	BAE SYSTEMS PLC	264,193	300,971
9,301	BALFOUR BEATTY PLC	46,031	38,650
277,676	BARCLAYS PLC	1,051,273	1,223,635
22,303	BARRATT DEVELOPMENTS PLC(b)	64,624	44,585
9,800	BERKELEY GROUP HOLDINGS PLC(b)	138,307	128,855
50,697	BG GROUP PLC	790,328	907,876
33,136	BHP BILLITON PLC	673,032	1,058,460
293,608	BP PLC	2,013,483	2,839,552
163,660	BRIT INSURANCE HOLDINGS N.V.	544,264	519,376
57,994	BRITISH AMERICAN TOBACCO PLC	1,497,265	1,881,370
11,630	BRITISH LAND CO. PLC	61,579	89,149
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	157,356
132,209	BT GROUP PLC	159,975	286,263
5,069	BUNZL PLC	39,524	54,953
8,202	BURBERRY GROUP PLC	40,549	78,638
43,666	CABLE & WIRELESS PLC	93,422	98,619
56,942	CADBURY PLC	510,808	732,745
40,577	CAIRN ENERGY PLC(b)	155,293	216,243
16,980	CAPITA GROUP (THE) PLC	162,367	204,811
5,873	CARNIVAL PLC(b)	158,859	200,556
26,476	CARPETRIGHT PLC	301,694	402,609
82,257	CENTRICA PLC	290,637	371,503
4,900	CHARTER INTERNATIONAL PLC	58,832	56,633
11,669	COBHAM PLC	30,337	47,037
194,699	COMPASS GROUP PLC	1,044,777	1,390,595
45,000	COOKSON GROUP PLC(b)	274,831	302,875
2,400	DERWENT LONDON PLC	33,709	50,691
134,647	DIAGEO PLC	1,859,884	2,348,172
4,482	DRAX GROUP PLC	29,953	30,003
90,000	DSG INTERNATIONAL PLC(b)	44,484	52,960
17,000	EASYJET PLC(b)	68,995	95,779
2,760	EURASIAN NATURAL RESOURCES CORP.	15,790	40,708
3,153	F&C ASSET MANAGEMENT PLC	29,436	3,836
42,094	FIRSTGROUP PLC	220,675	287,171
9,699	G4S PLC	26,165	40,825
94,577	GLAXOSMITHKLINE PLC	1,456,829	2,003,451
12,300	GLAXOSMITHKLINE PLC ADR	464,571	519,675
23,505	HAMMERSON PLC	111,120	159,622
36,031	HAYS PLC	49,874	60,068
141,705	HOME RETAIL GROUP PLC	624,153	645,953
303,952	HSBC HOLDINGS PLC	2,067,385	3,468,821
47,114	ICAP PLC	306,383	326,506
11,465	IMI PLC	43,254	95,943
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	592,772
198,000	INCHCAPE PLC(b)	99,847	94,252
44,000	INFORMA PLC	221,968	225,087
6,290	INTERCONTINENTAL HOTELS GROUP PLC	49,219	90,012
20,434	INTERNATIONAL POWER PLC	61,912	101,104
12,127	INVENSYS PLC	29,802	58,102
1,449	INVESTEC PLC	4,767	9,933
98,470	ITV PLC(b)	52,339	83,138
29,306	J. SAINSBURY PLC	141,007	152,375
24,000	JOHN WOOD GROUP PLC	114,936	118,558
2,494	JOHNSON MATTHEY PLC	35,938	61,602
13,709	KAZAKHMYS PLC(b)	207,233	286,837
32,000	KESA ELECTRICALS PLC	74,333	76,313
167,414	KINGFISHER PLC	562,185	613,691
26,728	LADBROKES PLC	75,304	58,814
64,858	LANCASHIRE HOLDINGS LTD.	497,453	465,718

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
15,511	LAND SECURITIES GROUP PLC	$113,585	169,990
376,802	LEGAL & GENERAL GROUP PLC	436,334	484,921
6,025	LIBERTY INTERNATIONAL PLC	30,406	49,619
651,760	LLOYDS BANKING GROUP PLC(b)	487,762	523,233
112,000	LOGICA PLC	223,591	205,417
15,627	LONDON STOCK EXCHANGE GROUP PLC	182,319	180,808
1,021	LONMIN PLC(b)	17,874	31,698
114,062	MAN GROUP PLC	547,596	561,082
59,083	MARKS & SPENCER GROUP PLC	301,804	383,294
55,840	MEGGITT PLC	173,197	234,247
10,000	MILLENNIUM & COPTHORNE HOTELS PLC	62,797	59,807
30,000	MONDI PLC	68,373	162,098
75,637	NATIONAL GRID PLC	658,763	826,800
2,148	NEXT PLC	36,823	71,614
211,185	OLD MUTUAL PLC(b)	251,201	368,768
44,003	PEARSON PLC	491,502	632,575
3,682	PERSIMMON PLC(b)	23,950	27,881
37,653	PRUDENTIAL PLC	197,463	383,576
37,834	QINETIQ GROUP PLC	86,838	98,927
868	RANDGOLD RESOURCES LTD.	57,706	68,969
169,000	RAVEN RUSSIA LTD.	138,165	125,357
8,289	RECKITT BENCKISER GROUP PLC	310,166	449,083
26,043	REED ELSEVIER PLC	198,766	213,860
8,908	REXAM PLC	37,583	41,620
22,251	RIO TINTO PLC	635,826	1,199,254
1,700	RIO TINTO PLC ADR	271,697	366,163
27,303	ROLLS-ROYCE GROUP PLC(b)	114,815	213,070
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	116,441
144,299	RSA INSURANCE GROUP PLC	280,010	280,762
13,128	SABMILLER PLC	190,619	384,974
36,567	SAGE GROUP (THE) PLC	89,661	129,823
102,620	SAVILLS PLC	501,195	530,288
3,966	SCHRODERS PLC	45,826	84,657
11,992	SCOTTISH & SOUTHERN ENERGY PLC	191,679	224,099
10,277	SEGRO PLC	36,889	56,729
7,999	SERCO GROUP PLC	42,799	68,005
4,954	SEVERN TRENT PLC	76,220	86,539
67,850	SIGNET JEWELERS LTD.(b)	1,431,408	1,812,952
14,044	SMITH & NEPHEW PLC	98,628	144,206
2,453	SMITHS GROUP PLC	28,519	40,138
30,509	STANDARD CHARTERED PLC	430,791	764,028
31,857	STANDARD LIFE PLC	83,454	110,544
1,041	TATE & LYLE PLC	5,037	7,240
117,017	TESCO PLC	568,842	804,006
42,000	THOMAS COOK GROUP PLC	148,858	155,980
35,601	TOMKINS PLC	77,381	109,910
12,600	TRAVIS PERKINS PLC(b)	127,764	171,866
51,072	TUI TRAVEL PLC	202,079	210,204
10,352	TULLOW OIL PLC	136,852	215,881
32,525	UNILEVER PLC	712,326	1,041,105
48,679	UNILEVER PLC ADR	1,233,703	1,552,860
2,333	UNITED BUSINESS MEDIA LTD.	13,794	17,327
8,787	UNITED UTILITIES GROUP PLC	62,187	69,915
9,943	VEDANTA RESOURCES PLC	320,924	410,956
22,337	VITEC GROUP (THE) PLC	110,273	139,487
937,541	VODAFONE GROUP PLC	1,689,658	2,171,076
994	WHITBREAD PLC	10,069	22,355
42,339	WM MORRISON SUPERMARKETS PLC	156,009	188,760
4,513	WOLSELEY PLC(b)	70,476	90,283
23,432	WPP PLC	141,019	228,812
		38,543,995	50,952,707	17.40%

United States:
28,028	ARCH CAPITAL GROUP LTD.(b)	1,722,915	2,005,403
6,080	GERDAU AMERISTEEL CORP.	19,730	50,160
5,729	THOMSON REUTERS CORP.	151,051	184,760
1,676	THOMSON REUTERS CORP. (TORONTO EXCHANGE)	36,183	54,407
		1,929,879	2,294,730	0.78%

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
Preferred Stocks:
Brazil:
14,800	PETROLEO BRASILEIRO S.A. ADR	$499,840	627,372
16,600	VALE S.A. ADR	282,397	412,012
		782,237	1,039,384	0.35%

Germany:
1,114	FRESENIUS S.E.	51,175	79,614
2,360	HENKEL A.G. & CO. KGAA	60,940	122,867
1,391	PORSCHE AUTOMOBIL HOLDING S.E.	75,417	87,368
861	RWE A.G.	54,598	76,820
1,869	VOLKSWAGEN A.G.	107,218	175,684
		349,348	542,353	0.19%

Corporate Bonds:
United Kingdom:
210,449	HSBC BANK PLC(b)(c)	1,054,459	995,466
		1,054,459	995,466	0.34%

Rights:
639	WOODSIDE PETROLEUM LTD.	-	2,927
		-	2,927	0.00%
Warrants:
742	FONCIERE DES REGIONS, EXP. 12/31/10, STRIKE 65.00 EURO(b)	-	627
13,691	MEDIOBANCA S.P.A., EXP. 3/18/11, STRIKE 9.00 EURO(b)	-	2,110
11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11, STRIKE 12.30 EURO(b)		798
		-	3,535	0.00%

	Grand total(e)	$220,330,599	287,400,491	98.12%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

Restricted security that has been deemed illiquid. At December 31, 2009, the value of these restricted securities amounted to approximately $1,577,688 or 0.54% of net assets. Additional information on each restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST
HON HAI PRECISION INDUSTRY PRODUCTION GDR (REGISTERED)	10/28/09 - 10/29/09	139,443
HSBC BANK PLC	10/09/09 - 12/11/09	1,054,459
KAZMUNAIGAS EXPLORATION PRODUCTION GDR	9/25/09 - 9/28/09	136,347
TMK OAO GDR (REGISTERED)	8/28/09 - 12/3/09	198,704

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(e)

At December 31, 2009, the cost for Federal income tax purposes was $221,232,184. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$68,864,156
Gross unrealized depreciation	(2,695,849)
Net unrealized appreciation	$66,168,307

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2009

At December 31, 2009, the Clearwater International Fund’s investments (unaudited) were denominated in the following currencies:

Concentration by Currency	Percent of Investments
Euro	27.33%
British Pound	18.24
Japanese Yen	17.91
U.S. Dollar	12.11
Swiss Franc	8.57
Austrialan Dollar	5.89
All other currencies less than 5%	9.95
100.00%

At December 31, 2009, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain(Loss)
Euro	311	United States Dollar	444	01/04/10	$(2)
United States Dollar	141,093	Australian Dollar	157,329	01/04/10	169
Unites States Dollar	333,082	British Pound	209,618	01/04/10	5,485
United States Dollar	133,547	Euro	93,051	01/04/10	(155)
United States Dollar	91,393	Singapore Dollar	128,315	01/04/10	(62)
United States Dollar	5,024	Swiss Franc	5,209	01/04/10	12
Euro	23,551	British Pound	21,000	01/05/10	158
Euro	12,147	United States Dollar	17,394	01/05/10	(18)
United States Dollar	373,528	Japanese Yen	34,353,367	01/05/10	(4,662)
United States Dollar	5,064	Swiss Franc	5,245	01/05/10	7
					$932

See accompanying notes to the financial statements.	83

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater International Fund

December 31, 2009

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

FORM N-CSR

Item 2         Code of Ethics (annual report only)

a)

As of the end of the period covered by this report, the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

b)	For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:
	1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2.

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

	3.	Compliance with applicable governmental laws, rules, and regulations;
	4.	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code’ and
	5.	Accountability for adherence to the code.
c)	During the period covered by this report no amendment has been made to the Trust’s code of ethics referred to in (a) above.
d)	During the period covered by this report, the Trustees have granted no waivers, including implicit waivers, from any provisions of the Trust’s code of ethics referred to in (a) above.
e)	Not applicable.
f)	See Item 12(a).

Item 3          Audit Committee Financial Expert (annual report only)

               The Board of Trustees of the Clearwater Investment Trust consists of six members, four of whom are Independent Trustees as defined by the Investment Company Act of 1940. The Board of Trustees does not include an “audit committee financial expert” as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an “audit committee financial expert”, the Trustees have determined that the Trust’s investor constituency is highly unlikely to include anyone meeting that definition. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust’s fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4          Principal Accountant Fees and Services (annual report only) (accrual basis)

a)	Audit Fees	2008 = $78,000	2007 = $79,000
b)	Audit-Related Fees	2009 = None	2008 = None
c)	Tax Fees	2009 = None	2008 = None
d)	All Other Fees	2009 = None	2008 = None
e)

1.

The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

	2.	No services were pre-approved by the Independent Trustees pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.
f)	Not applicable.
g)	Non-Audit Related Fees Provided to the Trust or to the Trust’s Investment Adviser
2009 = $0 2008 = $4,500
h)

The Trust’s Principal Accountant provides the examination required by Rule 206(4)-2(a)(3)(ii) regarding the custody and safekeeping of client funds and securities. These fees were pre-approved by the Trust’s audit committee.

Item 5          Audit Committee of Listed Registrants (annual report only)

               The Audit Committee includes the four members of the Board of Trustees who have been deemed independent. The Audit Committee has adopted a charter.

Item 6          Schedule of Investments (annual and semi-annual report)

               See Item 1.

Item 7          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

               Not applicable (the Trust is an open-end Management Investment Company)

Item 8          Portfolio Managers of Closed-End Management Investment Companies

               Not applicable (the Trust is an open-end Management Investment Company)

Item 9          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

               Not applicable (the Trust is an open-end Management Investment Company)

Item 10          Submission of Matters to a Vote of Security Holders

               There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11          Controls and Procedures

a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

b)

There have been no significant changes in the Trust’s internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12          Exhibits

a)	The Clearwater Investment Trust Code of Ethics for the President, Treasurer and Principal Accounting Officer is attached.
b)	The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.
c)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Clearwater Investment Trust

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr. Chairman

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr. Chairman

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr. Treasurer

Date:	March 1, 2010